UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — 96.5%
Alabama — 2.2%
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA/NR)(a)(b)(c)(d)
$6,875,000	11.390%	11/03/16	$8,208,612
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
3,405,000	5.375	12/01/16	3,424,477
4,425,000	5.500	12/01/21	4,171,802
5,775,000	5.625	12/01/26	5,209,396
16,515,000	5.750	12/01/36	14,026,189
Butler Industrial Development Board Solid Waste Disposal RB Refunding for Georgia Pacific Corp. Project Series 2004 (AMT) (BBB-/NR)
5,000,000	5.750	09/01/28	4,450,400
Courtland Industrial Development Board Environmental Improvement RB Refunding for International Paper Co. Project Series 2003 B (AMT) (BBB/Baa3)
2,000,000	6.250	08/01/25	1,996,100
Courtland Industrial Development Board PCRB Refunding for International Paper Co. Projects Series 2005 A (BBB/Baa3)
1,000,000	5.000	06/01/25	946,270
Infirmary Health System Special Care Facilities Financing Authority of Mobile RB for Infirmary Health System, Inc. Series 2010 A (A-/NR)
7,500,000	5.250	02/01/30	7,002,900
Sylacauga Health Care Authority RB for Coosa Valley Medical Center Series 2005 A (GO OF AUTH) (NR/NR)
7,600,000	6.000	08/01/25	6,575,140
5,000,000	6.000	08/01/35	4,021,850
Tuscaloosa Alabama Educational Building Authority RB for Stillman College Project Series 2007 A (BBB-/NR)
14,465,000	5.250	06/01/37	11,641,143
University of Alabama at Birmingham Hospital RB Series 2006 A (A+/A1)
2,785,000	5.000	09/01/41	2,481,435

			74,155,714

Arizona — 3.3%
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 A (NR/NR)(c)(d)
44,070,000	1.340	02/02/15	40,914,588
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 C (NR/NR)(c)(d)
10,000,000	1.340	02/02/15	9,284,000
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project Series 2009 E (BBB-/Baa2)(c)(d)
6,000,000	6.000	05/01/14	6,462,360
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa2)
8,800,000	7.250	02/01/40	9,744,152
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Public Service Co. of New Mexico Palo Verde Project Series 2003 A (BB+/Baa3)
5,000,000	6.250	01/01/38	5,059,150

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Arizona — (continued)
Navajo County Arizona Pollution Control Corp. PCRB Series 2009 D (BBB-/Baa2)(c)(d)
$6,600,000	5.750%	06/01/16	$7,076,652
Pima County IDA PCRB for Tucson Electric Power Co. San Juan Project Series 2009 A (BBB-/Baa3)
7,500,000	4.950	10/01/20	7,240,875
Pima County IDA RB for Tucson Electric Power Co. Project RMKT 01/12/10 Series 2008 B (BBB-/Baa3)
12,850,000	5.750	09/01/29	12,936,737
Pima County IDA RB for Tucson Electric Power Co. Project Series 2010 A (BBB-/Baa3)
5,000,000	5.250	10/01/40	4,339,850
Queen Creek Improvement District No. 1 Special Assessment Series 2006 (BBB/A3)
600,000	5.000	01/01/20	600,192
2,000,000	5.000	01/01/26	1,934,440
3,000,000	5.000	01/01/32	2,803,950
University Medical Center Corp. RB Series 2009 (BBB+/Baa1)
500,000	6.250	07/01/29	518,980
1,000,000	6.500	07/01/39	1,048,450

			109,964,376

Arkansas — 0.1%
Little River Country RB Refunding for Georgia Pacific Corp. Project Series 1998 (AMT) (NR/Ba3)
4,215,000	5.600	10/01/26	3,813,353

California — 15.7%
Abag Finance Authority Non-profit Corps. RB for Sharp Healthcare Series 2009 B (A/A2)
9,510,000	6.250	08/01/39	10,031,719
ABC Unified School District GO Bonds Series 2001 C (NATL-RE FGIC) (A+/Aa2)(e)
1,600,000	0.000	08/01/26	565,712
Anaheim Public Financing Authority RB Capital Appreciation for Public Improvements Project Series 1997 C (AGM) (AA+/Aa3)(e)
855,000	0.000	09/01/29	235,971
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AA+/Aa3)(e)
1,055,000	0.000	08/01/25	417,136
California County Tobacco Securitization Agency RB Asset-Backed Bonds Refunding for Sonoma County Corp. Series 2005 (BBB-/NR)
5,935,000	5.250	06/01/45	3,630,439
California Health Facilities Financing Authority RB for California Sutter Health Facilities Series 2007 A (A+/Aa3)
5,000,000	5.250	11/15/46	4,509,750
California Municipal Finance Authority COPS for Community Hospitals of Central California Obligated Group Series 2009 (BBB-/Baa2)
7,500,000	5.500	02/01/39	6,342,600
California Pollution Control Financing Authority Solid Waste Disposal PCRB for Waste Management, Inc. Series 2005 C (AMT) (BBB/NR)(c)(d)
9,250,000	5.125	11/01/23	9,193,483

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
California State Various Purpose GO Bonds Refunding Series 2007 (NR/NR)
$1,940,000	4.500%	08/01/30	$1,650,280
California State Various Purpose GO Bonds Series 2007 (A-/A1)
33,205,000	5.000	06/01/37	29,841,666
9,830,000	5.000	11/01/37	8,827,340
3,315,000	5.000	12/01/37	2,976,505
California State Veterans GO Bonds Series 2006 CD (AMT) (AA/Aa2)
35,000,000	4.600	12/01/32	29,388,450
California Statewide Communities Development Authority RB for California Baptist University Series 2007 A (NR/NR)
2,000,000	5.400	11/01/27	1,769,260
7,500,000	5.500	11/01/38	6,256,050
California Statewide Communities Development Authority RB for Methodist Hospital Project Series 2009 (FHA INS) (NR/Aa2)
6,000,000	6.625	08/01/29	6,567,660
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (BB/NR)(e)
35,000,000	0.000	06/01/46	1,040,550
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE FGIC) (BBB/NR)(e)
7,000,000	0.000	09/01/33	1,324,890
East Bay California Municipal Utility District Water System RB Rolls II R-11826-1 Series 2010 (AAA/NR)(a)(b)(d)
13,335,000	11.202	12/01/17	13,662,108
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (B/NR)(e)
388,285,000	0.000	06/01/47	7,928,780
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (BB-/NR)(e)
307,000,000	0.000	06/01/47	6,054,040
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AGC-ICC) (AA+/Aa3)
24,210,000	5.000	06/01/45	20,923,492
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AGM-CR) (FGIC) (AA+/Aa3)
9,500,000	5.000	06/01/35	8,372,445
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AMBAC) (BBB+/A2)(e)
24,985,000	0.000	06/01/24	10,711,319
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (BBB+/A2)
56,125,000	5.000	06/01/45	47,096,171

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (FGIC) (BBB+/A2)
$2,290,000	5.000%	06/01/35	$1,992,621
29,695,000	5.000	06/01/38	25,510,380
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (BB+/Baa3)
34,280,000	5.750	06/01/47	23,043,702
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-2 (BB+/Baa3)(f)
6,740,000	0.000	06/01/37	3,768,873
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2005 (AMBAC-TCRS-BNY) (BBB+/A2)
76,285,000	5.000	06/01/45	64,013,032
Hartnell Community College District GO Bonds Capital Appreciation for Election of 2002 Series 2009 D (AA-/Aa2)(e)
50,000,000	0.000	08/01/49	2,985,500
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (B+/NR)(e)
101,195,000	0.000	06/01/36	3,426,463
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (B+/NR)(e)
211,235,000	0.000	06/01/47	1,368,803
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (B/NR)(e)
360,660,000	0.000	06/01/57	526,564
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3 (NR/NR)
1,435,000	5.050	09/01/30	1,135,917
690,000	5.050	09/01/35	522,482
Los Angeles County Sanitation Districts Financing Authority RB for Capital Projects District No. 20 Subseries 2007 A (AMBAC) (A/NR)
4,000,000	4.500	10/01/42	3,153,880
Los Angeles Regional Airports Improvement Corp. Lease RB Series 2002 C (AMT) (B-/Caa2)(d)
29,425,000	7.500	12/01/24	28,976,563
Madera County Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2005 (NATL-RE FGIC) (A+/NR)(e)
2,740,000	0.000	08/01/26	949,876
2,590,000	0.000	08/01/27	812,405
1,395,000	0.000	08/01/28	397,742
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE FGIC) (A/NR)(e)
1,330,000	0.000	08/01/27	404,160
Monrovia Unified School District GO Bonds for Capital Appreciation Series 2001 B (NATL-RE FGIC) (A+/Aa3)(e)
1,000,000	0.000	08/01/24	425,740
M-S-R Energy Authority Gas RB Series 2009 A (A/NR)
8,250,000	6.500	11/01/39	8,511,855

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
M-S-R Energy Authority Gas RB Series 2009 B (A/NR)
$2,000,000	6.500%	11/01/39	$2,063,480
M-S-R Energy Authority Gas RB Series 2009 C (A/NR)
10,000,000	6.125	11/01/29	10,060,200
13,250,000	6.500	11/01/39	13,670,555
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA+/Aa3)(f)
12,000,000	0.000	08/01/30	5,683,800
15,600,000	0.000	08/01/35	6,941,376
Murrieta Community Facilities District No. 3 Special Tax for Creekside Village Improvement Area 1 Series 2005 (NR/NR)
1,660,000	5.200	09/01/35	1,370,546
New Haven Unified School District GO Bonds Refunding for Capital Appreciation Series 2009 (ASSURED GTY) (AA+/Aa2)(e)
860,000	0.000	08/01/25	358,783
1,105,000	0.000	08/01/26	425,712
5,550,000	0.000	08/01/30	1,527,971
7,830,000	0.000	08/01/32	1,823,607
7,000,000	0.000	08/01/34	1,395,380
Oakland Unified School District GO Bonds for Election of 2006 Series 2009 A (BBB+/A1)
11,595,000	6.125	08/01/29	11,869,686
Palomar Pomerado Health COPS Series 2009 (BB+/Baa3)
16,450,000	6.750	11/01/39	16,654,803
Palomar Pomerado Health COPS Series 2010 (BB+/Baa3)
7,000,000	6.000	11/01/41	6,389,110
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA+/Aa3)(f)
10,750,000	0.000	08/01/38	6,359,163
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE FGIC) (AA-/Aa3)(e)
1,805,000	0.000	08/01/25	754,093
Sacramento County California Airport System RB Senior Series 2009 A (ASSURED GTY) (AA+/Aa3)
7,250,000	5.500	07/01/41	7,311,915
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE FGIC) (A/A1)(e)
1,420,000	0.000	08/01/25	528,751
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA/Aa1)(e)
30,265,000	0.000	07/01/44	3,319,465
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB/NR)
750,000	6.250	08/01/28	774,547
555,000	6.375	08/01/29	574,392
305,000	6.500	08/01/31	316,328
1,000,000	6.625	08/01/39	1,034,580
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE FGIC) (A+/Aa2)(e)
1,580,000	0.000	08/01/24	702,689
1,595,000	0.000	08/01/25	656,088

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Silicon Valley Tobacco Securitization Authority Tobacco Settlement RB Capital Appreciation Turbo Asset-Backed Bonds for Santa Clara County Tobacco Securitization Corp. Series 2007 A (BBB/NR)(e)
$29,000,000	0.000%	06/01/36	$2,271,570
73,990,000	0.000	06/01/47	1,612,982
Silicon Valley Tobacco Securitization Authority Tobacco Settlement RB Capital Appreciation Turbo Asset-Backed Bonds for Santa Clara County Tobacco Securitization Corp. Series 2007 B (BBB-/NR)(e)
13,505,000	0.000	06/01/47	284,415
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds for Sacramento County Tobacco Securitization Corp. Series 2005 A-1 (BBB/Baa3)
2,000,000	5.375	06/01/38	1,457,920
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (BBB/Baa3)
7,350,000	5.125	06/01/46	4,557,000
Vallejo California Sanitation & Flood Control District COPS Series 1993 (NATL-RE FGIC) (BBB/NR)
171,000	5.000	07/01/19	168,820

			524,164,101

Colorado — 0.9%
Colorado Health Facilities Authority Hospital RB for Poudre Valley Health Care, Inc. Series 2005 F (A/A2)
1,010,000	5.000	03/01/25	988,881
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
9,050,000	5.000	12/01/35	7,234,027
Colorado Regional Transportation District Tax-Exempt Private Activity RB for Denver Transit Partners Eagle P3 Project Series 2010 (BBB-/Baa3)
8,500,000	6.000	01/15/41	8,314,700
Cross Creek Metropolitan District No. 2 GO Bonds Refunding Limited Tax Series 2006 (NR/NR)
4,500,000	6.125	12/01/37	3,176,145
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2007 A (AMT) (B/B3)
9,000,000	5.750	10/01/32	7,869,600
Park Meadows Business Improvement District RB Series 2007 (NR/NR)
475,000	5.300	12/01/27	411,317
720,000	5.350	12/01/31	602,251
Vista Ridge Metropolitan District GO Bonds Refunding Limited Tax Subseries 2006 B (NR/NR)
1,750,000	6.625	12/01/40	1,283,695

			29,880,616

Delaware — 0.2%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A (NR/NR)
6,673,000	5.450	07/01/35	4,494,799

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Delaware — (continued)
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 B (NR/NR)
$100,000	5.125%	07/01/35	$71,390
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2010 (BBB+/Baa2)
3,000,000	5.400	02/01/31	2,928,090

			7,494,279

District of Columbia — 1.2%
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2009 (ASSURED GTY) (AA+/Aa3)(f)
25,000,000	0.000	10/01/41	17,497,250
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (BBB+/Baa1)(f)
39,000,000	0.000	10/01/44	22,049,430

			39,546,680

Florida — 14.1%
Aberdeen Community Development District Special Assessment Series 2006-1 (NR/NR)(g)
1,810,000	5.250	11/01/15	929,851
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
4,540,000	6.300	05/01/35	3,386,795
Amelia National Community Development District Special Assessment for Capital Improvement Series 2006 A (NR/NR)
1,775,000	5.375	05/01/37	997,302
Arborwood Community Development District RB Capital Improvement for Centex Homes Project Series 2006 A-3 (NR/NR)
21,845,000	5.500	05/01/36	16,367,148
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-1 (NR/NR)
17,475,000	5.500	05/01/36	2,212,335
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-2 (NR/NR)
240,000	5.250	05/01/36	212,153
Arborwood Community Development District Special Assessment for Master Infrastructure Projects Series 2005 A (NR/NR)
27,200,000	5.350	05/01/36	15,322,576
Arborwood Community Development District Special Assessment for School Site Acquisition Projects Series 2005 (NR/NR)(g)
5,190,000	5.500	05/01/14	2,489,327
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
7,000,000	6.000	05/01/33	6,136,060
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 B (NR/NR)
9,440,000	5.800	05/01/34	8,040,614

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Bluewaters Community Development District Special Assessment Series 2004 (NR/NR)
$490,000	6.000%	05/01/35	$478,926
Brevard County Health Facilities Authority RB for Health First, Inc. Project Series 2009 (A-/A3)
4,750,000	7.000	04/01/39	5,089,672
Bridgewater Community Development District Special Assessment Series 2004 A (NR/NR)
12,535,000	6.000	05/01/35	8,886,062
Broward County Florida Airport Exempt Facility RB for Learjet, Inc. Project RMKT 07/19/04 Series 2000 (AMT) (NR/Ba2)
2,000,000	7.500	11/01/20	2,097,300
Capital Trust Agency Fixed Rate Air Cargo RB for Aero Miami FX, LLC Project Series 2010 A (NR/Baa3)
6,350,000	5.350	07/01/29	5,852,668
Channing Park Community Development District Special Assessment Series 2007 (NR/NR)
4,460,000	5.300	05/01/38	3,301,783
Citizens Property Insurance Corp. RB Senior Secured for High Risk Account Series 2009 A-1 (A+/A2)
10,000,000	5.500	06/01/17	10,590,600
Concord Station Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
1,160,000	5.000	05/01/15	1,049,324
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(g)
5,200,000	5.850	05/01/35	2,470,000
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)(g)
8,710,000	5.000	05/01/11	4,137,250
Connerton West Community Development District RB for Capital Improvement Series 2007 B (NR/NR)(g)
6,410,000	5.125	05/01/16	2,371,700
Cory Lakes Community Development District Special Assessment Series 2001 A (NR/NR)
360,000	8.375	05/01/17	369,572
Cory Lakes Community Development District Special Assessment Series 2001 B (NR/NR)
390,000	8.375	05/01/17	398,428
Crossings at Fleming Island Community Development District Special Assessment Refunding Series 2000 C (NR/NR)
3,035,000	7.050	05/01/15	3,061,101
Durbin Crossing Community Development District Special Assessment Series 2005 A (NR/NR)
44,055,000	5.500	05/01/37	30,102,341
Durbin Crossing Community Development District Special Assessment Series 2005 B-2 (NR/NR)
4,705,000	6.830	11/01/15	4,419,736
Escambia County Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB+/Baa1)
22,500,000	6.000	08/15/36	21,952,575
Florida Higher Educational Facilities Financing Authority RB for Flagler College, Inc. Project Series 2006 (XLCA) (NR/NR)
11,180,000	5.250	11/01/36	9,910,287

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Forest Creek Community Development District RB for Capital Improvement Series 2010 (NR/NR)
$980,000	7.000%	11/01/13	$946,562
Gateway Services District Water & Sewer RB Refunding Series 2003 (NR/NR)
1,620,000	6.000	10/01/19	1,585,413
Halifax Hospital Medical Center RB Refunding & Improvement Series 2006 A (A-/NR)
5,255,000	5.000	06/01/38	4,508,265
Hammocks Community Development District Special Assessment Series 2005 B (NR/NR)
580,000	6.960	11/01/15	557,177
Harbour Isles Community Development District Special Assessment Series 2004 (NR/NR)(g)
3,075,000	6.125	05/01/35	2,798,957
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
8,310,000	5.600	05/01/36	6,339,782
Heritage Harbour South Community Development District RB for Capital Improvement Series 2003 A (NR/NR)
1,155,000	6.200	05/01/35	1,159,678
Heritage Isle At Viera Community Development District Special Assessment Series 2005 (NR/NR)
6,890,000	5.550	05/01/37	4,711,864
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
2,535,000	5.700	05/01/36	1,968,808
Hillsborough County IDA RB for Health Facilities RMKT 8/06/09 Series 2008 B (NR/NR)(h)
4,980,000	8.000	08/15/19	6,786,296
JEA Florida St. Johns River Power Park System RB Series 2009 (AA-/Aa2)
2,840,000	5.500	10/01/34	2,933,550
Killarney Community Development District Special Assessment Series 2004 A (NR/NR)(g)
2,395,000	6.000	05/01/35	1,149,600
Killarney Community Development District Special Assessment Series 2004 B (NR/NR)(g)
1,750,000	5.125	05/01/16	840,000
Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A (NR/NR)
1,855,000	7.450	05/01/22	1,857,690
3,315,000	7.500	05/01/32	3,319,342
Lakewood Ranch Stewardship District BANS Series 2009 (NR/NR)
15,395,000	7.500	06/01/11	15,434,719
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005 (NR/NR)
4,225,000	7.210	08/01/17	4,033,819
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2006 B (NR/NR)
9,980,000	5.000	05/01/13	8,837,390
Lee County IDA Health Care Facilities RB for Shell Point/Alliance Obligation Group Series 2006 (BB/NR)
19,960,000	5.125	11/15/36	15,632,472

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB/NR)
$60,000	5.000%	11/15/11	$60,131
1,000,000	5.000	11/15/13	993,370
2,245,000	5.000	11/15/15	2,188,404
4,000,000	5.000	11/15/22	3,563,640
10,000,000	5.000	11/15/29	8,083,800
Live Oak Community Development District No. 2 Special Assessment Series 2004 A (NR/NR)
8,575,000	5.850	05/01/35	7,076,261
Live Oak Community Development District No. 2 Special Assessment Series 2010 (NR/NR)
6,480,000	7.360	11/01/20	6,443,323
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
5,730,000	5.400	05/01/30	4,289,765
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
2,715,000	5.375	05/01/30	2,276,446
Marsh Harbour Community Development District Special Assessment Series 2005 A (NR/NR)
2,860,000	5.450	05/01/36	2,492,347
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(g)
4,455,000	5.250	05/01/15	1,737,450
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2007 B (NR/NR)(g)
2,915,000	6.150	11/01/14	1,136,850
Mediterra North Community Development District RB for Capital Improvement Series 2001 A (NR/NR)
4,130,000	6.800	05/01/31	4,102,494
Mediterra South Community Development District RB for Capital Improvement Series 1999 A (NR/NR)
415,000	6.950	05/01/31	404,820
Mediterra South Community Development District RB for Capital Improvement Series 2001 (NR/NR)
1,315,000	6.850	05/01/15	1,313,396
Mediterra South Community Development District RB for Capital Improvement Series 2003 B (NR/NR)
1,195,000	7.250	03/01/15	1,179,644
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 1998 (BB+/NR)
5,130,000	5.375	11/15/28	4,456,534
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 2001 A (BB+/Ba1)
960,000	6.125	11/15/11	974,266
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center Florida Project Series 2004 (BB+/Ba1)
13,600,000	6.750	11/15/29	12,812,288
Miami-Dade County Aviation RB Series 2010 A (A-/A2)
2,700,000	5.375	10/01/35	2,584,116
12,000,000	5.375	10/01/41	11,386,320

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Miami-Dade County Special Obligation Refunding Subseries 1997 B (NATL-RE) (BBB/A2)(e)
$20,000,000	0.000%	10/01/29	$5,610,000
32,855,000	0.000	10/01/33	6,664,965
8,340,000	0.000	10/01/34	1,559,247
Middle Village Community Development District Special Assessment Series 2004 A (NR/NR)
4,795,000	5.800	05/01/22	4,532,042
6,610,000	6.000	05/01/35	5,948,405
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-1 (NR/NR)(f)
2,120,000	0.000	05/01/38	1,265,089
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-2 (NR/NR)(f)
5,340,000	0.000	05/01/38	2,076,993
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 B-1 (NR/NR)(f)
2,915,000	0.000	05/01/15	2,345,671
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 B-2 (NR/NR)(f)
4,185,000	0.000	05/01/18	1,627,505
New River Community Development District Special Assessment Series 2006 A (NR/NR)(g)
545,000	5.350	05/01/38	5
New River Community Development District Special Assessment Series 2006 B (NR/NR)(g)
3,260,000	5.000	05/01/13	33
Orange County Health Facilities Authority RB Refunding for Orlando Lutheran Healthcare Series 2005 (NR/NR)
1,100,000	5.375	07/01/20	1,013,364
Overoaks Community Development District RB for Capital Improvement Series 2010 A-1 (NR/NR)
680,000	6.125	05/01/35	645,796
Overoaks Community Development District RB for Capital Improvement Series 2010 A-2 (NR/NR)(f)
1,475,000	0.000	05/01/35	1,002,912
Overoaks Community Development District RB for Capital Improvement Series 2010 B (NR/NR)(f)
3,375,000	0.000	05/01/17	2,696,692
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(g)
210,000	6.125	05/01/35	2,100
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)(g)
1,200,000	5.125	05/01/19	12,000
Parker Road Community Development District Special Assessment Series 2007 A (NR/NR)
2,435,000	5.600	05/01/38	1,339,250
Parklands Lee Community Development District Special Assessment Series 2004 A (NR/NR)(g)
3,765,000	5.800	05/01/35	1,807,200
Parklands Lee Community Development District Special Assessment Series 2004 B (NR/NR)(g)
230,000	5.125	05/01/11	110,400

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Paseo Community Development District RB for Capital Improvement Series 2005 A (NR/NR)(g)
$10,095,000	5.400%	05/01/36	$2,422,800
Pine Island Community Development District Special Assessment Series 2004 (NR/NR)
5,345,000	5.750	05/01/35	3,440,844
Pine Island Community Development District Utility System Bonds Series 2004 (NR/NR)
1,355,000	5.300	11/01/15	1,178,850
Reunion East Community Development District Special Assessment Series 2002 A (NR/NR)
16,075,000	7.200	05/01/22	11,389,941
River Hall Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
6,615,000	5.450	05/01/36	3,261,261
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B (NR/NR)
3,035,000	5.500	05/01/15	2,749,558
Sarasota County Public Hospital District RB for Sarasota Memorial Hospital Project Series 2009 A (AA-/A1)
1,500,000	5.625	07/01/39	1,494,705
Seven Oaks Community Development District II Special Assessment Series 2004 B (NR/NR)
1,495,000	7.500	05/01/16	1,407,498
Shingle Creek Community Development District Special Assessment for Capital Improvement Series 2006 (NR/NR)(g)
8,150,000	5.750	05/01/15	3,239,625
7,995,000	6.100	05/01/25	3,178,012
20,980,000	6.125	05/01/37	8,339,550
South Kendall Community Development District Special Assessment Series 2010 A (NR/NR)
1,890,000	6.200	11/01/40	1,736,721
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2004 (NR/NR)
7,900,000	5.800	05/01/35	3,397,000
Southern Hills Plantation II Community Development District Special Assessment for Capital Improvement Series 2004 (NR/NR)(g)
3,265,000	5.850	05/01/34	1,486,326
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
5,765,000	6.500	11/15/39	5,968,332
Sterling Hill Community Development District RB for Capital Improvement Series 2003 A (NR/NR)
475,000	5.500	11/01/15	361,000
Stonelake Ranch Community Development District Special Assessment Series 2004 A (NR/NR)
3,255,000	5.900	05/01/34	2,812,580
Verona Walk Community Development District RB for Capital Improvement Series 2004 (NR/NR)
1,245,000	5.850	05/01/35	1,183,024
Village Center Community Development District Recreational RB Subseries 1998 B (NR/NR)
1,255,000	8.250	01/01/17	1,257,585

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Village Center Community Development District Recreational RB Subseries 1998 C (NR/NR)
$1,720,000	7.375%	01/01/19	$1,726,536
Village Center Community Development District Recreational RB Subseries 2003 B (NR/NR)
4,005,000	6.350	01/01/18	4,190,672
Village Center Community Development District Recreational RB Subseries 2004 B (NR/NR)
3,940,000	5.875	01/01/15	4,063,243
Village Community Development District No. 8 Special Assessment Refunding Series 2010 (NR/NR)
10,000,000	6.125	05/01/39	9,553,500
Villasol Community Development District RB Series 2003 A (NR/NR)
3,825,000	6.600	05/01/34	3,082,300
Waters Edge Community Development District Special Assessment for Capital Improvement Series 2006 B (NR/NR)(g)
1,080,000	5.000	11/01/12	571,277
Wentworth Estates Community Development District Special Assessment Series 2006 A (NR/NR)(g)
2,675,000	5.625	05/01/37	1,070,000
Wentworth Estates Community Development District Special Assessment Series 2006 B (NR/NR)(g)
7,590,000	5.125	11/01/12	3,036,000
West Villages Improvement District Special Assessment Unit of Development No. 3 Series 2006 (NR/NR)
11,950,000	5.500	05/01/37	5,584,115
World Commerce Community Development District Special Assessment Series 2004 A-1 (NR/NR)(g)
925,000	6.250	05/01/22	309,875

			471,342,934

Georgia — 2.2%
Atlanta Tax Allocation for Beltline Project RMKT 12/15/09 Series 2009 A (NR/NR)
8,420,000	7.500	01/01/31	8,490,139
Atlanta Tax Allocation for Eastside Project Series 2005 B (A-/NR)
1,085,000	5.400	01/01/20	1,086,703
1,750,000	5.600	01/01/30	1,611,785
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BB+/Baa3)
5,675,000	5.500	01/01/34	4,575,355
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 A (CCC+/NR)
8,000,000	8.750	06/01/29	9,318,560
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 B (AMT) (CCC+/NR)
8,750,000	9.000	06/01/35	9,512,825
Fulton County Development Authority RB for Delta Airlines, Inc. Project Series 1998 (NR/NR)(g)
3,900,000	5.450	05/01/23	390
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A (NR/NR)
2,445,000	5.250	11/01/28	1,928,934

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Georgia — (continued)
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A (NR/NR)
$1,750,000	6.125%	02/15/34	$1,501,115
Marietta Development Authority University Facilities RB Refunding for Life University, Inc. Project Series 2008 (NR/Ba3)
2,500,000	7.000	06/15/39	2,323,400
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Series 2007 (AMBAC) (A+/NR)(d)
46,820,000	0.844	10/01/33	30,054,226
Richmond County Development Authority Environmental Improvement RB for International Paper Co. Projects Series 2006 A (AMT) (BBB/Baa3)
5,000,000	5.000	08/01/30	4,391,850

			74,795,282

Guam — 1.9%
Guam Government Department of Education COPS for John F. Kennedy High School Project Series 2010 A (B/NR)
2,500,000	6.625	12/01/30	2,394,725
2,700,000	6.875	12/01/40	2,611,845
Guam Government GO Bonds Series 2009 A (B+/NR)
6,000,000	6.750	11/15/29	6,334,740
24,075,000	7.000	11/15/39	25,370,476
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB-/NR)
2,400,000	5.375	12/01/24	2,387,088
3,000,000	5.625	12/01/29	2,936,640
2,750,000	5.750	12/01/34	2,673,302
Guam Power Authority RB Series 2010 A (BBB/Ba1)
11,705,000	5.500	10/01/40	10,911,869
Guam Waterworks Authority RB for Water & Wastewater System Series 2010 (BB/Ba2)
8,000,000	5.625	07/01/40	7,340,240

			62,960,925

Hawaii — 0.1%
Hawaii State Department of Budget and Finance Special Purpose RB for 15 Craigside Project Series 2009 A (NR/NR)
1,000,000	8.750	11/15/29	1,134,480
2,700,000	9.000	11/15/44	3,032,748

			4,167,228

Idaho — 0.5%
Madison County Hospital Revenue COPS Series 2006 (BBB-/NR)
1,000,000	5.250	09/01/20	954,000
4,645,000	5.250	09/01/26	4,075,291
1,500,000	5.250	09/01/30	1,262,670
12,635,000	5.250	09/01/37	10,120,635

			16,412,596

Illinois — 3.8%
Bellwood Village Cook County Illinois GO Bonds Series 2006 B (XLCA) (NR/NR)
4,915,000	4.500	12/01/29	3,889,928
Chicago Illinois O’Hare International Airport Special Facility RB Refunding for American Airlines, Inc. Project Series 2007 (NR/Caa2)
17,400,000	5.500	12/01/30	13,724,772

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Illinois — (continued)
Chicago Illinois Special Assessment for Lake Shore East Series 2003 (NR/NR)
$5,000,000	6.750%	12/01/32	$4,534,700
Cook County Illinois Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (BB-/B1)
7,000,000	6.500	10/15/40	7,009,100
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
200,000	5.400	03/01/16	192,162
1,450,000	5.625	03/01/36	1,137,438
Illinois Finance Authority RB for Friendship Village Schaumburg Series 2005 A (BB-/NR)
2,130,000	5.000	02/15/15	2,078,944
6,000,000	5.375	02/15/25	5,202,120
4,000,000	5.625	02/15/37	3,226,920
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A (NR/NR)
28,740,000	6.750	10/01/46	18,750,551
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2007 A (BBB-/NR)
4,500,000	5.750	05/15/31	3,946,905
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2010 (BBB-/NR)
2,250,000	6.125	05/15/27	2,130,907
Illinois Finance Authority RB Refunding for OSF Healthcare System Series 2010 A (A/A3)
6,000,000	6.000	05/15/39	5,709,780
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BB+/Ba1)
5,600,000	5.125	01/01/25	4,730,432
Illinois Finance Authority Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (BB-/B1)
1,000,000	6.500	10/15/40	1,001,300
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Senior Series 2004 A (NR/Ca)(g)
6,905,000	5.000	06/01/24	4,004,900
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Series 2004 B (NR/C)(g)
2,075,000	5.000	06/01/24	560,250
4,000,000	5.375	06/01/35	1,080,000
Illinois Finance Authority Water Facilities RB Capital Appreciation for American Water Capital Corp. Project Series 2009 (BBB+/Baa2)
2,000,000	5.250	10/01/39	1,810,680
Illinois Finance Authority Water Facilities RB for American Water Capital Corp. Project Series 2010 (BBB+/Baa2)
10,500,000	5.250	05/01/40	9,498,615
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
1,805,000	6.250	03/01/34	1,558,636

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Illinois — (continued)
Metropolitan Pier & Exposition Authority RB for McCormick Place Expansion Project Residual Series 2010 A-3219 (AAA/NR)(a)(b)(d)
$20,000,000	9.430%	12/15/40	$13,963,600
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2010 B (AGM) (AA-/Aa3)
4,895,000	5.000	06/15/50	4,285,377
Ottawa Illinois Health Care Facilities RB Refunding for Ottawa Community Hospital Series 2004 (Radian) (A-/NR)
1,900,000	5.125	08/15/19	1,971,782
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)
4,645,000	6.000	03/01/36	3,515,800
Volo Village Special Service Area No. 4 Special Tax for Symphony Meadows Project Series 2006-2 (NR/NR)
2,315,000	5.000	03/01/16	2,073,939
Volo Village Special Service Area No. 6 Special Tax for Lancaster Falls Project Series 2006 (NR/NR)
4,154,000	5.750	03/01/36	3,191,352

			124,780,890

Indiana — 1.1%
Anderson Indiana Economic Development RB Refunding & Improvement for Anderson University Project Series 2007 (BB+/NR)
1,355,000	5.000	10/01/24	1,239,961
1,500,000	5.000	10/01/32	1,264,440
Delaware County Hospital Authority RB for Cardinal Health System Obligated Group Series 2006 (NR/Baa3)
3,250,000	5.250	08/01/36	2,743,032
Indiana Finance Authority Environmental Improvement RB Refunding for United States Steel Corporation Project Series 2010 (BB/Ba2)
9,750,000	6.000	12/01/26	9,326,167
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Series 2010 (AA-/NR)(a)(b)(d)
1,195,000	23.570	05/01/15	2,092,051
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (AMT) (NR/NR)(g)
7,798,284	6.500	11/15/31	38,991
Indianapolis Local Public Improvement Bond Bank RB for Waterworks Project Series 2009 A (AA-/A2)
15,000,000	5.750	01/01/38	15,563,400
Jasper County Industrial Economic Development RB Refunding for Georgia Pacific Corp. Project Series 2000 (AMT) (NR/Ba3)
2,570,000	6.700	04/01/29	2,470,464
Vigo County Hospital Authority RB for Vigo Union Hospital, Inc. Series 2007 (NR/NR)(b)(d)
2,000,000	5.500	09/01/27	1,838,160

			36,576,666

Iowa — 0.1%
Coralville Iowa COPS Series 2006 D (NR/A1)
2,250,000	5.250	06/01/26	2,290,320

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Iowa — (continued)
Coralville Iowa Urban Renewal Tax Allocation Series 2007 C (NR/A2)
$500,000	5.125%	06/01/39	$448,150
850,000	5.000	06/01/47	732,530
Pottawattamie County RB Refunding for Christian Homes, Inc. Series 2007 E (BBB-/NR)
1,355,000	5.750	05/15/31	1,162,062

			4,633,062

Kansas — 0.4%
Wyandotte County/Kansas City Unified Government Sales Tax Special Obligation RB Turbo Capital Appreciation for Redevelopment Project Area B, Major Multi-Sport Athletic Complex Project Subseries 2010 B (NR/NR)(e)

25,000,000	0.000	06/01/21	13,284,000

Kentucky — 0.6%
Kentucky Economic Development Finance Authority Health System RB for Norton Healthcare, Inc. Series 2000 B (NATL-RE) (BBB/Baa1)(e)
1,720,000	0.000	10/01/22	865,177
Kentucky Economic Development Finance Authority Hospital RB for Owensboro Medical Health System, Inc. Series 2010 A (BBB+/Baa2)
8,000,000	6.375	06/01/40	7,931,120
9,000,000	6.500	03/01/45	8,974,440
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA/NR)(a)(b)
2,340,000	14.520	11/11/14	3,297,715

			21,068,452

Louisiana — 1.4%
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Westlatke Chemical Corp. Projects Series 2010 A-2 (BBB-/Ba2)
5,000,000	6.500	11/01/35	4,844,000
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Woman’s Hospital Foundation Project Series 2010 A (BBB+/A3)
18,500,000	5.875	10/01/40	17,144,135
20,015,000	6.000	10/01/44	18,702,416
New Orleans Aviation Board Gulf Opportunity Zone RB for Consolidated Rental Car Project Series 2009 A (A-/Baa2)
7,470,000	6.500	01/01/40	7,604,759

			48,295,310

Maryland — 0.9%
Baltimore Maryland Convention Center Hotel RB Subseries 2006 B (BB/Ba1)
600,000	5.000	09/01/16	594,720
Baltimore Maryland Special Obligation Tax Allocation for Clipper Mill Project Series 2004 (NR/NR)
4,583,000	6.250	09/01/33	4,039,365
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003 (NR/NR)
2,798,000	6.500	07/01/31	2,726,987
Baltimore Maryland Special Obligation Tax Allocation for Strathdale Manor Project Series 2003 (NR/NR)
3,725,000	7.000	07/01/33	3,803,150

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Maryland — (continued)
Frederick County Maryland Educational Facilities RB for Mount St. Mary’s University Series 2007 (BB+/Ba1)
$2,590,000	5.000%	09/01/30	$2,231,544
Maryland State Economic Development Corp. Port Facilities RB Refunding for CNX Marine Terminals, Inc. Port of Baltimore Facility Series 2010 (BB/NR)
5,000,000	5.750	09/01/25	4,822,200
Maryland State Health & Higher Educational Facilities Authority RB for Doctors Community Hospital Series 2010 (BBB-/Baa3)
9,500,000	5.750	07/01/38	8,525,870
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2007 A (BBB/Baa2)
3,000,000	5.500	07/01/42	2,688,030

			29,431,866

Massachusetts — 1.0%
Massachusetts State Development Finance Agency RB for Eastern Nazarene College Series 1999 (BB+/NR)
2,235,000	5.625	04/01/19	2,199,396
2,000,000	5.625	04/01/29	1,741,180
Massachusetts State Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BB-/NR)
5,000,000	5.250	07/01/30	3,705,200
7,530,000	5.500	07/01/40	5,429,130
Massachusetts State Health & Educational Facilities Authority RB for Simmons College Series 2009 I (BBB+/Baa1)
8,660,000	8.000	10/01/39	9,665,859
Massachusetts State Health & Educational Facilities Authority RB for Suffolk University Series 2009 A (BBB/Baa2)
10,000,000	5.750	07/01/39	9,821,200

			32,561,965

Michigan — 3.2%
Detroit Michigan GO Bonds Series 2003 A (XLCA) (BB/Ba3)
1,845,000	5.250	04/01/15	1,765,148
2,935,000	5.250	04/01/18	2,651,479
Detroit Michigan Limited Tax GO Bonds for Capital Improvement Series 2008 A-1 (BB/B1)
6,350,000	5.000	04/01/16	5,905,437
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC Q-SBLF) (AA-/Aa2)
3,500,000	6.000	05/01/20	3,893,085
3,000,000	6.000	05/01/21	3,310,680
Detroit Michigan Sewage Disposal System RB Refunding Senior Lien Floating LIBOR Notes 2006 D (AGM) (AA+/Aa3)(d)
14,610,000	0.794	07/01/32	10,258,265
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 1998 A (BB+/Ba1)
1,460,000	5.375	07/01/20	1,348,909
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 1998 B (BB+/Ba1)
3,630,000	5.375	07/01/28	2,989,414
Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Exempt Facilities Project RMKT 06/01/09 Series 2008 (A-/A2)
4,000,000	5.625	07/01/20	4,147,240

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Michigan — (continued)
Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Exempt Facilities Project RMKT 06/01/09 Series 2008 ET-2 (A/A2)(c)(d)
$5,000,000	5.500%	08/01/16	$5,335,150
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (B/NR)(e)
196,775,000	0.000	06/01/52	2,013,008
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (B-/NR)(e)
70,100,000	0.000	06/01/52	649,827
Monroe County Hospital Finance Authority RB Refunding for Mercy Memorial Hospital Corp. Obligation Series 2006 (BB+/Baa3)
4,000,000	5.375	06/01/26	3,477,920
3,500,000	5.500	06/01/35	2,847,810
Oakland County Economic Development Corp. Limited Obligation RB for Michigan Motion Picture Studios Series 2010 (NR/NR)
10,000,000	7.000	08/01/40	9,614,200
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/A1)
40,000,000	8.250	09/01/39	45,878,000

			106,085,572

Minnesota — 0.4%
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB-/NR)
7,500,000	7.250	06/15/32	7,435,125
Washington County Housing & Redevelopment Authority RB for Birchwood & Woodbury Projects Series 2007 A (NR/NR)
7,475,000	5.625	06/01/37	6,477,312

			13,912,437

Mississippi — 0.1%
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Central Hospital Series 2006 (BBB/NR)
2,985,000	5.250	12/01/21	2,902,793
1,825,000	5.250	12/01/26	1,664,911

			4,567,704

Missouri — 0.3%
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 A (NR/NR)
1,535,000	6.000	07/01/37	537,250
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 B (AMT) (NR/NR)
11,000,000	6.000	07/01/25	3,850,000
3,000,000	6.000	07/01/37	1,050,000
Grindstone Plaza Transportation Development District Sales Tax RB Series 2006 A (NR/NR)
250,000	5.250	10/01/21	203,700
385,000	5.400	10/01/26	292,550
Kansas City IDA RB for Air Cargo Series 2002 (AMT) (NR/Baa3)
1,255,000	6.250	01/01/30	1,131,420
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/A2)
1,000,000	5.000	06/01/35	902,210

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Missouri — (continued)
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)
$1,250,000	5.750%	04/01/27	$931,400
Strother Interchange Transportation Development District-Lees Summit RB Series 2006 (NR/NR)
675,000	5.000	05/01/24	533,817

			9,432,347

Nevada — 0.7%
Clark County Improvement District No. 142 Local Improvement Special Assessment Series 2003 (NR/NR)
1,365,000	5.800	08/01/15	1,351,473
4,685,000	6.100	08/01/18	4,536,017
3,740,000	6.375	08/01/23	3,519,639
Director of the State of Nevada Department of Business & Industry Second Tier RB for Las Vegas Monorail Project Series 2000 (NR/NR)(g)
3,000,000	7.250	01/01/23	30
1,250,000	7.375	01/01/30	12
16,000,000	7.375	01/01/40	160
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,745,000	4.800	03/01/15	959,349
2,000,000	4.900	03/01/17	1,077,860
2,475,000	5.000	03/01/20	1,312,938
2,490,000	5.100	03/01/21	1,316,264
800,000	5.100	03/01/22	421,640
2,325,000	5.125	03/01/25	1,217,323
Henderson Local Improvement District No. T-17 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,370,000	5.000	09/01/25	999,867
Las Vegas Local Improvement District No. 607 Series 2004 (NR/NR)
1,280,000	5.900	06/01/17	1,208,832
1,320,000	5.900	06/01/18	1,224,142
485,000	6.000	06/01/19	443,018
4,820,000	6.250	06/01/24	4,319,395

			23,907,959

New Hampshire — 0.2%
New Hampshire Health & Education Facilities Authority RB for Speare Memorial Hospital Series 2004 (BBB-/NR)
1,000,000	5.500	07/01/25	934,610
1,400,000	5.875	07/01/34	1,296,120
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB-/Baa3)
1,050,000	5.250	06/01/26	925,250
3,950,000	5.250	06/01/36	3,205,899

			6,361,879

New Jersey — 2.4%
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (AA-/Aa3)
1,640,000	5.000	09/01/34	1,624,174
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (CCC+/B3)
7,500,000	5.500	04/01/28	5,987,250

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New Jersey — (continued)
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (B/B3)
$9,000,000	6.250%	09/15/29	$8,345,160
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BB+/Ba2)
820,000	6.500	07/01/21	774,777
500,000	6.625	07/01/31	427,280
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
30,070,000	6.625	07/01/38	30,325,294
New Jersey Health Care Facilities Financing Authority RB for St. Peters University Hospital Series 2000 A (BBB-/Baa3)
1,500,000	6.875	07/01/30	1,505,160
New Jersey Health Care Facilities Financing Authority RB for Trinitas Hospital Obligated Group Series 2007 B (BBB-/Baa3)
10,840,000	5.250	07/01/23	9,676,001
Newark New Jersey Housing Authority RB for South Ward Police Facility Series 2009 A (ASSURED GTY) (GO OF CITY) (NR/Aa3)
2,000,000	6.750	12/01/38	2,223,140
Tobacco Settlement Financing Corp. RB for Capital Appreciation Series 2007 1-C (B-/NR)(e)
164,600,000	0.000	06/01/41	5,446,614
Tobacco Settlement Financing Corp. RB Senior Asset-Backed Bonds for Capital Appreciation Series 2007 1-A (BB+/Baa3)
22,000,000	4.750	06/01/34	13,325,840

			79,660,690

New Mexico — 0.7%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BB+/Baa3)
12,000,000	5.900	06/01/40	11,657,040
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan and Four Corners Projects RMKT 04/01/06 Series 2003 A (BB+/Baa3)
3,620,000	4.875	04/01/33	3,111,281
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan and Four Corners Projects RMKT 04/01/06 Series 2003 B (BB+/Baa3)
6,925,000	4.875	04/01/33	5,951,830
Mariposa East Public Improvement District GO Bonds Series 2006 (NR/NR)
500,000	5.500	09/01/16	472,375
1,000,000	6.000	09/01/32	751,780

			21,944,306

New York — 1.3%
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BB+/Baa3)
1,500,000	5.875	04/01/42	1,488,165
Hudson Yards Infrastructure Corp. RB Senior Series 2006 A (A/A2)
4,325,000	5.000	02/15/47	3,912,092
New York City Industrial Development Agency Civic Facility RB for Staten Island University Hospital Project Series 2001 B (BB+/Baa3)
965,000	6.375	07/01/31	961,169

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New York — (continued)
New York City Industrial Development Agency Civic Facility RB for Staten Island University Hospital Project Series 2002 C (BB+/Baa3)
$1,405,000	6.450%	07/01/32	$1,395,306
New York City Industrial Development Agency PILOT RB Capital Appreciation for Yankee Stadium Project Series 2009 (ASSURED GTY) (AA+/Aa3)(e)
10,430,000	0.000	03/01/44	1,469,066
5,690,000	0.000	03/01/45	755,404
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2009 (ASSURED GTY) (AA+/Aa3)
1,000,000	6.125	01/01/29	1,063,190
3,000,000	6.375	01/01/39	3,155,970
5,000,000	6.500	01/01/46	5,303,150
New York City Industrial Development Agency Special Facilities RB for American Airlines, Inc. Project Series 1990 (AMT) (CCC+/Caa2)
15,355,000	5.400	07/01/20	12,943,497
New York City Industrial Development Agency Special Facility RB for Terminal One Group Association, LP Project Series 1994 (AMT) (CCC+/Caa2)
7,365,000	6.900	08/01/24	6,734,998
Troy City Capital Resource Corp. RB for Rensselaer Polytechnic Institute Project Series 2010 A (A/A3)
5,000,000	5.125	09/01/40	4,699,150

			43,881,157

North Carolina — 0.3%
Charlotte Special Facilities RB Refunding for Charlotte/Douglas International Airport US Airways Series 1998 (AMT) (NR/NR)
6,760,000	5.600	07/01/27	5,382,582
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Series 2010 A (BBB/Baa3)
1,000,000	5.700	05/01/34	973,740
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 A (NR/NR)
500,000	5.250	09/01/21	465,900
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 C (NR/NR)
1,500,000	5.250	10/01/24	1,390,290

			8,212,512

North Dakota — 0.0%
Ward County Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+/NR)
1,500,000	5.125	07/01/29	1,349,925

Ohio — 5.3%
Bowling Green City Student Housing RB for CFP I LLC - Bowling Green State University Project Series 2010 (BBB-/NR)
7,000,000	6.000	06/01/45	6,547,870

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Ohio — (continued)
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (BB-/Baa3)
$15,135,000	5.875%	06/01/47	$9,946,722
104,970,000	6.500	06/01/47	75,893,310
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (AMT) (CCC+/B3)
30,450,000	5.375	09/15/27	24,616,085
Cleveland Airport Special RB Refunding for Continental Airlines, Inc. Series 1999 (AMT) (CCC+/B3)
8,135,000	5.700	12/01/19	7,600,530
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2006 A (BBB/NR)
15,540,000	5.000	01/01/27	13,679,551
15,000,000	5.000	01/01/37	12,340,500
Jeffrey Place New Community Authority RB for Jeffrey Place Redevelopment Series 2007 A (NR/NR)
800,000	5.000	12/01/22	585,536
1,000,000	5.000	12/01/32	631,510
Lorain County Port Authority Recovery Zone Facility RB for United States Steel Corp. Project Series 2010 (BB/Ba2)
7,000,000	6.750	12/01/40	6,928,390
Ohio Air Quality Development Authority PCRB Refunding for FirstEnergy Solutions Corp. Series 2009 C (BBB-/Baa1)
6,000,000	5.625	06/01/18	6,358,860
Ohio Air Quality Development Authority RB Refunding for Columbus Southern Power Co. Project Series 2009 B (BBB/A3)(c)(d)
3,000,000	5.800	12/01/38	2,917,830
Ohio State Water Development Authority PCRB Refunding for FirstEnergy Solutions Corp. Series 2009 A (BBB-/Baa1)(c)(d)
6,000,000	5.875	06/01/16	6,397,620
Pinnacle Community Infrastructure Financing Authority RB for Ohio Facilities Series 2004 A (NR/NR)
2,500,000	6.250	12/01/36	1,946,550

			176,390,864

Oklahoma — 0.9%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB-/NR)
4,725,000	5.000	12/01/27	4,144,959
Tulsa Municipal Airport Trust RB for American Airlines, Inc. Project Series 1995 (B-/Caa2)
25,410,000	6.250	06/01/20	24,094,016
Weatherford Hospital Authority RB Series 2006 (NR/NR)
2,200,000	6.000	05/01/25	1,941,126
1,365,000	6.000	05/01/31	1,124,733

			31,304,834

Oregon — 0.2%
Forest Grove Oregon Student Housing RB for Oak Tree Foundation Project Series 2007 (NR/NR)
4,750,000	5.500	03/01/37	4,073,933
Oregon State Economic Development RB for Georgia Pacific Corp. Series 1995 Class VII (AMT) (BBB-/Ba3)
1,085,000	6.350	08/01/25	1,042,164

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Oregon — (continued)
Portland Oregon Multi-Family Housing RB for Pacific Tower Series 2001 C (AMT) (NR/NR)
$2,450,000	7.000%	12/01/34	$2,224,134

			7,340,231

Pennsylvania — 5.9%
Allegheny County Hospital Development Authority RB for West Pennsylvania Health System Series 2007 A (BB-/B1)
65,605,000	5.000	11/15/28	46,329,595
103,390,000	5.375	11/15/40	68,932,181
Allentown Area Hospital Authority RB for Sacred Heart Hospital Series 2005 (NR/Ca)
5,440,000	6.000	11/15/16	4,848,345
Chester Economic Development Authority RB Series 2004 (MUN GOVT GTD) (NR/NR)
8,640,000	7.000	03/01/19	8,985,082
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA/Aa2)(d)
48,000,000	0.962	05/01/37	33,245,760
Montgomery County IDA RB for Whitemarsh Continuing Care Series 2005 (NR/NR)
1,720,000	5.125	02/01/12	1,731,421
1,775,000	5.300	02/01/13	1,795,022
2,000,000	6.125	02/01/28	1,754,940
Pennsylvania Economic Development Financing Authority Exempt Facilities RB Refunding for Exelon Generation Co. LLC Project Series 2009 A (NR/A3)(c)(d)
2,000,000	5.000	06/01/12	2,077,040
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal RB for Philadelphia Biosolids Facility Project Series 2009 (BBB+/Baa3)
7,400,000	6.250	01/01/32	7,662,108
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 A (CCC+/Caa3)
1,000,000	7.500	05/01/20	984,110
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 B (CCC+/Caa3)
2,500,000	8.000	05/01/29	2,533,900
Philadelphia Authority Industrial Development RB for Please Touch Museum Project Series 2006 (BBB-/NR)
3,000,000	5.250	09/01/26	2,589,690
3,000,000	5.250	09/01/31	2,459,010
2,000,000	5.250	09/01/36	1,595,380
Scranton Lackawanna Health & Welfare Authority RB for Moses Taylor Hospital Project Series 1997 (B-/NR)
500,000	6.150	07/01/14	468,240
4,825,000	6.200	07/01/17	4,247,206
6,840,000	6.250	07/01/20	5,610,852

			197,849,882

Puerto Rico — 6.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa1)
13,225,000	6.000	07/01/38	13,359,763

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa1)
$9,615,000	6.000%	07/01/44	$9,678,171
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2007 A (BBB-/A3)
1,750,000	5.250	07/01/31	1,677,935
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2007 A (FGIC) (BBB-/A3)
1,000,000	5.500	07/01/22	1,023,090
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (BBB/A3)(d)
48,250,000	0.733	07/01/45	26,600,707
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (BBB+/A3)(e)
21,185,000	0.000	07/01/43	2,036,726
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax RB Series 2005 C (FGIC) (BBB+/A3)
3,570,000	5.500	07/01/21	3,641,257
3,000,000	5.500	07/01/22	3,056,280
Puerto Rico Electric Power Authority RB Series 2007 TT (BBB+/A3)
13,040,000	5.000	07/01/32	11,947,248
Puerto Rico Electric Power Authority RB Series 2010 XX (BBB+/A3)
10,000,000	5.250	07/01/40	9,307,100
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 M (COMWLTH GTD) (BBB-/A3)
2,000,000	6.250	07/01/23	2,100,960
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 P (COMWLTH GTD) (BBB-/A3)
1,000,000	6.125	07/01/23	1,060,010
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC - Government Development Bank for Puerto Rico) (BBB-/Baa1)(c)(d)
845,000	5.750	02/01/12	864,452
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (A+/A1)
45,000,000	6.000	08/01/42	45,933,750
20,000,000	6.500	08/01/44	21,141,400
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 A (A+/A1)(e)
10,000,000	0.000	08/01/36	1,854,000
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 A (A+/A1)
20,000,000	5.500	08/01/42	19,444,800
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (A+/A1)
4,000,000	5.000	08/01/35	3,661,640
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (A+/A1)(e)
25,000,000	0.000	08/01/39	3,772,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (A+/A1)(f)
$27,750,000	0.000%	08/01/32	$21,895,582
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2010 A (A+/A1)(f)
10,000,000	0.000	08/01/33	6,433,100
Puerto Rico Sales Tax Financing Corp. RB Rolls RR II R-11758-1 Series 2009 (AA-/NR)(a)(b)(d)
16,665,000	13.162	12/01/47	18,214,012
Puerto Rico Sales Tax Financing Corp. RB Series 2007 A (AA-/Aa2)
1,000,000	5.250	08/01/57	984,550

			229,688,533

Rhode Island — 0.1%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 A (B/NR)(e)
68,950,000	0.000	06/01/52	748,108
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (B-/NR)(e)
85,300,000	0.000	06/01/52	954,507

			1,702,615

South Carolina — 0.5%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
4,164,000	6.875	11/01/35	3,213,942
Lancaster County Assessment Special Assessment for Edenmoor Improvement District Series 2006 A (NR/NR)(g)
4,865,000	5.750	12/01/37	1,702,750
York County Industrial RB Exempt Facility Hoechst Celanese Series 1994 (AMT) (B+/B1)
12,230,000	5.700	01/01/24	11,647,974

			16,564,666

South Dakota — 0.3%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2007 (AA-/A1)
5,000,000	5.000	11/01/40	4,394,600
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2009 (AA-/A1)
1,500,000	5.250	11/01/29	1,470,030
2,500,000	5.500	11/01/40	2,449,550

			8,314,180

Tennessee — 1.1%
Blount County Health & Educational Facilities Board RB Refunding for Asbury, Inc. Series 2007 A (NR/NR)
1,675,000	5.125	04/01/23	1,382,076
Chattanooga Health Educational & Housing Facility Board RB Refunding for CDFI Phase I LLC Project Series 2005 A (BBB-/NR)
560,000	5.000	10/01/15	561,831
11,710,000	5.000	10/01/25	10,395,084
14,500,000	5.125	10/01/35	12,297,160
Johnson City Health & Educational Board Retirement Facilities RB for Appalachian Christian Village Project Series 2004 A (NR/NR)
1,000,000	6.250	02/15/32	909,660

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Tennessee — (continued)
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
$2,000,000	5.250%	04/01/36	$1,752,080
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 A (AMT) (NR/NR)(c)(d)
8,990,000	5.750	04/01/25	5,729,957
Metropolitan Nashville Airport Authority Special Facility RB Refunding for Aero Nashville, LLC Project Series 2010 (NR/Baa3)
1,500,000	5.200	07/01/26	1,392,900
Shelby County Health Educational & Housing Facilities Board RB for Trezevant Manor Project Series 2006 A (NR/NR)
2,000,000	5.625	09/01/26	1,833,160

			36,253,908

Texas — 10.4%
Alliance Airport Authority Special Facilities RB Refunding for American Airlines, Inc. Project Series 2007 (AMT) (CCC+/NR)
73,225,000	5.250	12/01/29	54,449,378
29,000,000	5.750	12/01/29	22,976,990
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-1 (NR/NR)
185,000	9.750	01/01/26	186,384
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-2 (NR/NR)
9,540,000	9.750	01/01/26	9,548,586
Bexar County Texas Health Facilities Development Corp. RB for Army Retirement Residence Foundation Project Series 2010 (BBB/NR)
3,250,000	6.200	07/01/45	3,195,465
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2006 (AMT) (CCC-/Ca)
17,740,000	5.000	03/01/41	4,516,604
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 2001 C (AMT) (CCC-/Ca)(c)(d)
4,045,000	5.750	11/01/11	3,764,237
Brazos River Authority PCRB Refunding for TXU Energy Co. LLC Project Series 2003 C (AMT) (CCC-/Ca)
9,275,000	6.750	10/01/38	2,315,318
Dallas County Flood Control District No. 1 GO Bonds Refunding Series 2002 (NR/NR)(b)
6,000,000	7.250	04/01/32	6,180,720
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1995 (CCC+/Caa2)
15,230,000	6.000	11/01/14	14,685,680
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1999 (AMT) (GTY AGMT) (CCC+/Caa2)
51,785,000	6.375	05/01/35	42,677,572
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for Delta Airlines, Inc. Series 1991 (NR/NR)(g)
3,250,000	7.625	11/01/21	325

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Refunding for American Airlines, Inc. Series 2007 (AMT) (CCC+/NR)
$22,200,000	5.500%	11/01/30	$16,941,264
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Series 2001 A-1 (AMT) (NR/Ba2)
17,100,000	6.150	01/01/16	17,150,958
Gulf Coast Waste Disposal Authority RB Refunding Series 2002 A (AMT) (BBB/Baa3)
8,265,000	6.100	08/01/24	8,286,572
Houston Airport System RB Refunding Senior Lien Series 2009 A (AA-/Aa3)
5,000,000	5.500	07/01/34	5,135,700
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Series 1998 B (AMT) (CCC+/B3)
1,000,000	5.700	07/15/29	823,050
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa2)
5,200,000	6.300	11/01/29	5,506,904
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
2,025,000	5.500	02/15/25	1,813,772
4,115,000	5.625	02/15/35	3,556,307
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
25,585,000	6.250	01/01/39	25,969,798
North Texas Tollway Authority RB Refunding Toll Second Tier Series 2008 F (BBB+/A3)
53,205,000	5.750	01/01/38	49,560,457
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project RMKT 11/29/05 Series 2001 C (CCC/Ca)
5,950,000	5.200	05/01/28	1,603,168
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project Series 2000 A (AMT) (CCC-/Ca)(d)
7,110,000	6.450	06/01/21	1,917,140
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project Series 2001 A (CCC-/Ca)(c)(d)
19,065,000	5.500	11/01/11	17,835,689
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB/NR)
4,180,000	5.125	05/15/37	3,369,958
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,500,000	6.875	12/31/39	7,476,525
Tom Green County Health Facilities Development Corp. Hospital RB for Shannon Health System Project Series 2001 (BBB+/Ba1)
2,000,000	6.750	05/15/21	2,032,740
Tomball Hospital Authority RB Refunding Series 2005 (NR/Baa3)
250,000	5.000	07/01/15	256,150
8,650,000	5.000	07/01/20	8,150,376
5,850,000	5.000	07/01/23	5,241,190

			347,124,977

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
U.S. Virgin Islands — 0.1%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2010 A (BBB/Baa2)
$1,955,000	5.000%	10/01/29	$1,826,165
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (BBB-/Baa3)
2,000,000	6.000	10/01/39	2,021,440

			3,847,605

Utah — 0.1%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (NR/NR)
2,360,000	6.375	08/15/11	2,354,761

Vermont — 0.0%
Vermont Economic Development Authority Mortgage RB for Wake Robin Corp. Project Series 2006 A (NR/NR)
1,300,000	5.250	05/01/26	1,073,202

Virginia — 0.3%
Albemarle County IDA RB Refunding Westminster-Canterbury Series 2007 (NR/NR)
1,000,000	5.000	01/01/31	861,500
Bedford County IDA RB Refunding for Nekoosa Packaging Corp. Project Series 1998 (AMT) (NR/Ba3)
520,000	5.600	12/01/25	472,025
Loudoun County IDA Residential Care Facility RB Refunding for Falcons Landing Series 2004 A (NR/NR)
1,250,000	6.000	08/01/24	1,234,650
Norfolk Redevelopment & Housing Authority First Mortgage for Retirement Community Series 2004 A (NR/NR)
500,000	6.000	01/01/25	453,365
1,100,000	6.125	01/01/35	964,722
Suffolk IDA Retirement Facilities RB Refunding First Mortgage for Lake Prince Center Series 2006 (NR/NR)
725,000	5.150	09/01/24	648,106
1,000,000	5.300	09/01/31	811,940
Virginia Beach Development Authority Residential Care Facilities Mortgage RB Refunding for Westminster-Canterbury Series 2005 (NR/NR)
500,000	5.000	11/01/22	449,775
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
4,000,000	7.750	07/01/38	4,423,080

			10,319,163

Washington — 0.7%
Port of Camas-Washougal Public Industrial Corp. PCRB Refunding for James River Project Series 1993 (BBB-/NR)
2,465,000	6.700	04/01/23	2,465,912
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (AA+/NR)(a)(b)(d)
3,955,000	13.034	12/14/17	5,192,005
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (AA+/NR)(a)(b)(d)
4,150,000	13.039	12/14/17	5,262,574

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Washington — (continued)
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2010 (NR/Baa2)
$3,000,000	5.250%	12/01/25	$2,738,760
4,000,000	5.750	12/01/35	3,609,280
Terrace Heights Sewer District RB Refunding for Capital Improvement Series 2006 (NR/NR)
680,000	4.750	01/01/29	572,329
1,075,000	5.000	01/01/33	891,347
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AA+/Aa3)
750,000	6.000	08/15/39	771,255
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AA+/Aa3)
1,750,000	6.000	08/15/39	1,799,595

			23,303,057

West Virginia — 0.1%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co.- Amos Project Series 2010 A (BBB/Baa2)(c)(d)
4,000,000	5.375	12/01/38	3,708,960

Wisconsin — 2.3%
Kaukauna Wisconsin Environmental Improvement RB for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
6,510,000	5.250	06/01/29	5,790,515
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB+/NR)
1,500,000	6.100	05/01/34	1,416,285
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
5,825,000	5.125	05/15/29	5,190,599
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
2,200,000	5.000	05/15/36	1,838,078
Wisconsin State Health & Educational Facilities Authority RB for Vernon Memorial Healthcare, Inc. Project Series 2005 (BBB-/NR)
3,000,000	5.100	03/01/25	2,725,980
3,800,000	5.250	03/01/35	3,249,380
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (BBB+/Baa2)
2,450,000	5.250	08/15/19	2,466,415
9,700,000	5.250	08/15/23	9,293,764
7,565,000	5.250	08/15/24	7,169,729
2,000,000	5.250	08/15/31	1,778,340
24,175,000	5.250	08/15/34	20,969,153
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Services, Inc. Series 2003 A (BBB+/Baa2)
2,715,000	5.125	08/15/33	2,330,095
Wisconsin State Health & Educational Facilities Authority RB Refunding for Illinois Senior Housing, Inc. Series 2006 (NR/NR)
1,275,000	5.650	08/01/21	1,203,218
2,385,000	5.800	08/01/29	2,140,060

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Wisconsin — (continued)
Wisconsin State Health & Educational Facilities Authority RB Refunding for Wheaton Healthcare Series 2006 B (BBB+/Baa2)
$9,970,000	5.125%	08/15/30	$8,793,540

			76,355,151

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$3,222,143,372

Other Municipal Debt Obligations — 1.6%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2000 (AMT) (NR/Ba2)(b)(c)(d)
$7,000,000	9.560%	11/01/11	$5,740,910
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 (AMT) (NR/Ba2)(b)(c)(d)
4,000,000	5.200	09/30/14	2,917,760
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 (AMT) (NR/Ba3)(b)(c)(d)
3,000,000	5.400	09/30/14	2,038,650
3,000,000	5.800	09/30/19	2,066,700
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 A-2 (AMT) (NR/Ba1)(b)(c)(d)
6,000,000	4.900	09/30/14	4,912,740
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 C (AMT) (NR/Ba3)(b)(c)(d)
13,000,000	9.750	09/30/12	12,129,910
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (AMT) (NR/B1)(b)(c)(d)
6,000,000	5.900	09/30/20	3,294,900
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (AMT) (NR/Ba1)(b)(c)(d)
8,000,000	5.125	09/30/15	6,629,360
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (AMT) (NR/Ba2)(b)(c)
8,000,000	5.300	09/30/15	5,754,240
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (AMT) (NR/Ba1)(b)(c)(d)
4,000,000	4.950	09/30/12	3,316,160
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (AMT) (NR/Ba3)(b)(c)(d)
3,000,000	5.500	09/30/15	1,978,290

			50,779,620

TOTAL OTHER MUNICIPAL DEBT OBLIGATIONS			$50,779,620

Shares	Description	Value
Common Stocks — 0.0%
13,943	Delta Air Lines, Inc.(i)	$175,682
182	United Continental Holdings, Inc.(i)	4,335

TOTAL COMMON STOCKS		$180,017

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — 1.5%
Alaska — 0.1%
Valdez Alaska Marine Terminal VRDN RB Refunding for Exxon Pipeline Co. Project Series 1993 B (A-1+/VMIG1)(d)
$2,300,000	0.250%	01/03/11	$2,300,000

California — 0.3%
California Infrastructure & Economic Development Bank Refunding RB for J Paul Getty Trust RMKT 04/01/10 Series 2007 A-2 (A-1+/VMIG)(d)
5,000,000	0.270	01/03/11	5,000,000
California Municipal Finance Authority RB Recovery Zone Facility for Chevron U.S.A., Inc. Project Series 2010 B (NR/NR)(d)
900,000	0.220	01/03/11	900,000
Los Angeles Department of Water & Power, Power System VRDN RB Subseries B-6 2001 (A-1/VMIG1)(d)
5,400,000	0.270	01/03/11	5,400,000

			11,300,000

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority VRDN RB for Ascension Health Series 2005 Y-2 (A-1+/VMIG1)(d)
4,000,000	0.240	01/03/11	4,000,000

Illinois — 0.0%
Chicago Illinois VRDN GO Bonds Project and Refunding RMKT 03/18/09 Series 2003 B-1 (A+/Aa3)(d)
3,150,000	0.280	01/03/11	3,150,000
Chicago Illinois VRDN GO Bonds Project and Refunding Series 2003 B-3 (A-/NR)(d)
1,490,000	0.280	01/03/11	1,490,000

			4,640,000

Massachusetts — 0.1%
Massachusetts State Health & Educational Facilities Authority VRDN RB for Wellesley College Series 2008 I (A-1+/VMIG1)(d)
2,000,000	0.240	01/03/11	2,000,000

Mississippi — 0.3%
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development VRDN RB for Chevron U.S.A. Inc. Project Series 2010 G (A-1+/VMIG1)(d)
1,800,000	0.240	01/03/11	1,800,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development VRDN RB for Chevron U.S.A. Inc. Project Series 2010 L (A-1+/VMIG1)(d)
3,000,000	0.280	01/03/11	3,000,000
Mississippi Business Finance Corp. VRDN RB for Chevron U.S.A., Inc. Project Series 2009 C (NR/VMIG1)(d)
4,200,000	0.260	01/03/11	4,200,000

			9,000,000

New York — 0.3%
New York City VRDN GO Bonds Series 1994 E-5 (LOC-JPMorgan Chase Bank, NA) (A-1+/VMIG1)(d)
7,000,000	0.260	01/03/11	7,000,000
New York City VRDN GO Bonds Subseries 1994 B-3 (LOC-JPMorgan Chase Bank, NA) (A-1+/VMIG1)(d)
2,000,000	0.260	01/03/11	2,000,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — (continued)
New York — (continued)
New York City VRDN GO Bonds Subseries 1993 E-5 (LOC-JPMorgan Chase Bank, NA) (A-1+/VMIG1)(d)
$1,800,000	0.260%	01/03/11	$1,800,000

			10,800,000

Rhode Island — 0.1%
Rhode Island State Industrial Facilities Corp. Marine Terminal VRDN RB Refunding for ExxonMobil Project Series 2001 (A-1+/VMIG1)(d)
2,200,000	0.250	01/03/11	2,200,000

Texas — 0.2%
Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities VRDN RB Refunding for ExxonMobil Project Subseries 2008 A-3 (NR/VMIG1)(d)
3,100,000	0.250	01/03/11	3,100,000
Texas Water Development Board VRDN RB Refunding State Revolving Sub Lien Series 2007 A (A-1+/VMIG1)(d)
5,429,000	0.290	01/03/11	5,429,000

			8,529,000

TOTAL SHORT-TERM INVESTMENTS			$54,769,000

Shares	Rate	Value
Investment Companies(d) — 0.0%
JPMorgan Tax Free Money Market Fund — Institutional Shares
$1,378,264	0.150%	$1,378,265
Morgan Stanley Institutional Liquidity Fund — Tax-Exempt Portfolio — Institutional Shares
266,685	0.149	266,685

TOTAL INVESTMENT COMPANIES		$1,644,950

TOTAL INVESTMENTS — 99.6%		$3,329,516,959

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		12,709,421

NET ASSETS — 100.0%		$3,342,226,380

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Inverse variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(b) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $134,432,087, which represents approximately 4.0% of net assets as of December 31, 2010.

(c) Securities with ‘‘Put’’ features with resetting interest rates. Maturity dates disclosed are the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2010.

(d) Variable rate security. Except for floating rate notes, maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2010.

(e) Issued with zero coupon. Income is recognized through the accretion of discount.

(f) Zero coupon bond until next reset date.

(g) Security is currently in default.

(h) Pre-refunded security. Maturity date disclosed is pre-refunding date.

(i) Non-income producing security.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—	Insured by ACE Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AGM-CR	—	Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
ASSURED GTY	—	Insured by Assured Guaranty
BANS	—	Bond Anticipation Notes
BNY	—	Insured by the Bank of New York Mellon Corp.
COMWLTH GTD	—	Commonwealth Guaranteed
COPS	—	Certificates of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA INS	—	Insured by Federal Housing Administration
GO	—	General Obligation
GO OF AUTH	—	General Obligation of Authority
GO OF CITY	—	General Obligation of City
GTY AGMT	—	Guaranteed Agreement
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
LIBOR	—	London Interbank Offered Rate
LOC	—	Letter of Credit
MUN GOVT GTD	—	Municipal Government Guaranteed
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	—	National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
NR	—	Not Rated
PCRB	—	Pollution Control Revenue Bond
Q-SBLF	—	Qualified School Board Loan Fund
Radian	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
RITES	—	Residual Interest Tax Exempt Securities
RMKT	—	Remarketed
TCRS	—	Transferable Custodial Receipts
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
SWAP CONTRACTS — At December 31, 2010, the Fund had outstanding swap contracts with the following terms:
CREDIT DEFAULT SWAP CONTRACTS

					Credit Spread at
		Notional	Rates Received		December 31,
		Amount	(Paid) by the	Termination	2010(a) (basis
Counterparty	Reference Obligation	(000’s)	Fund	Date	points)	Market Value(b)

Protection Sold:
JPMorgan Chase Bank, N.A.	California State Various Purpose GO
	Bonds Series 2003, 5.250%, 02/01/18	$10,000	3.000%	06/20/19	291	$50,476
Deutsche Bank AG	California State Various Purpose GO
	Bonds Series 2003, 5.250%, 02/01/18	10,000	3.450	09/20/20	297	249,561

TOTAL						300,037

(a) A credit spread on the referenced obligation, together with the period of expiration, is an indicator of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

(b) There are no upfront payments on the swap contracts listed above, therefore the unrealized gain on the swap contracts is equal to their market value.
TAX INFORMATION — At December 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,759,459,621

Gross unrealized gain	115,941,452
Gross unrealized loss	(545,884,114)

Net unrealized security loss	$(429,942,662)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — 97.3%
Alabama — 1.4%
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA/NR)(a)(b)(c)
$1,000,000	11.390%	11/03/16	$1,193,980
Alabama State Port Authority RB for Docks Facilities Series 2010 (BBB+/NR)
2,500,000	5.750	10/01/30	2,405,650
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
1,780,000	5.750	12/01/36	1,511,754
Health Care Authority RB for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
575,000	5.000	11/15/17	582,383
100,000	5.000	11/15/21	93,647
Mobile Alabama Board of Water & Sewer Commissioners RB Series 2002 (NATL-RE FGIC) (AA-/Aa3)(d)
1,000,000	5.250	01/01/12	1,046,900
Tuscaloosa Alabama Educational Building Authority RB for Stillman College Project Series 2007 A (BBB-/NR)
2,400,000	5.250	06/01/37	1,931,472

			8,765,786

Alaska — 0.8%
Alaska State Housing Finance Corp. RB for General Housing Series 2005 A (FGIC) (AA+/Aa2)
4,000,000	5.250	12/01/34	3,791,360
Anchorage Alaska Water RB Refunding Series 2004 (NATL-RE) (AA/NR)(d)
1,000,000	5.125	05/01/14	1,129,540

			4,920,900

Arizona — 1.4%
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 A (NR/NR)(c)(e)
2,170,000	1.340	02/02/15	2,014,628
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa2)
2,200,000	7.250	02/01/40	2,436,038
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 B (BBB-/Baa2)(c)
2,000,000	5.500	06/01/14	2,125,980
Northern Arizona University RB Series 2003 (FGIC) (A+/A1)(d)
1,235,000	5.500	06/01/14	1,409,444
Queen Creek Improvement District No. 1 Special Assessment Series 2006 (BBB/A3)
500,000	5.000	01/01/26	483,610

			8,469,700

Arkansas — 0.1%
Arkansas State Development Finance Authority RB for Single Family Mortgage-Backed Securities Series 2008 B (AMT) (GNMA/FNMA) (AAA/NR)
520,000	5.500	07/01/23	537,654

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — 20.9%
Abag Finance Authority RB for Non-Profit Corps. RB for San Diego Hospital Association Series 2001 A (A/A2)
$1,675,000	6.125%	08/15/20	$1,690,326
Bay Area Toll Authority California Toll Building Authority RB for San Francisco Bay Area Series 2008 F-1 (AA/Aa3)
4,000,000	5.500	04/01/43	4,054,400
California Educational Facilities Authority RB for California Institute of Technology Series 2009 (GO OF INSTN) (AAA/Aa1)
5,000,000	5.000	11/01/39	5,020,900
California Health Facilities Financing Authority RB for Providence Health & Services Series 2008 C (AA/Aa2)
1,000,000	6.500	10/01/33	1,083,850
California Infrastructure & Economic Development Bank RB for Los Angeles County Department of Public Social Services Series 2003 (AMBAC) (NR/NR)
1,000,000	5.750	09/01/23	1,012,380
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (AGM) (AA+/Aa2)
2,000,000	5.375	10/01/19	2,107,320
California State Various Purpose GO Bonds Series 2007 (A-/A1)
2,500,000	5.000	06/01/37	2,246,775
California State Various Purpose GO Bonds Series 2009 (A-/A1)
5,000,000	5.250	10/01/25	5,037,900
10,000,000	5.250	10/01/29	9,743,200
5,000,000	6.500	04/01/33	5,344,200
2,750,000	6.000	04/01/38	2,803,350
California State Various Purpose GO Bonds Series 2010 (A-/A1)
1,250,000	6.000	03/01/33	1,294,375
1,500,000	5.500	03/01/40	1,455,390
California Statewide Communities Development Authority RB for Enloe Medical Center Series 2008 (CAL MTG INS) (A-/NR)
1,435,000	5.750	08/15/38	1,344,652
California Statewide Community Development Authority Water & Wastewater RB Unrefunded Balance Series 2004 (AGM) (AA+/Aa3)
155,000	5.250	10/01/19	165,907
Chabot-Las Positas Community College District GO for Capital Appreciation Series 2006 C (AMBAC) (AA-/Aa1)(f)
6,340,000	0.000	08/01/35	1,185,897
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA-/Aa2)(f)
6,500,000	0.000	06/01/34	1,281,280
East Bay California Municipal Utility District Water System RB Rolls II R-11826-1 Series 2010 (AAA/NR)(a)(b)(c)
1,670,000	11.202	12/01/17	1,710,965
Eastern California Municipal Water District Community Facilities Special Tax District No. 2003-25 Improvement Area D Series 2006 (NR/NR)
425,000	5.000	09/01/36	317,041
Eastern California Municipal Water District Community Facilities Special Tax District No. 2005-40 Mahogany Promontory Pointe Series 2006 (NR/NR)
410,000	5.000	09/01/36	316,873

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Foothill-De Anza California Community College District GO Bonds for Capital Appreciation Series 2007 B (AMBAC) (AA/Aaa)(f)
$11,235,000	0.000%	08/01/36	$2,184,983
Foothill-De Anza California Community College District GO Bonds for Santa Clara County Election of 2006 Series 2007 A (AMBAC) (AA/Aaa)
6,000,000	5.000	08/01/27	6,179,160
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (B/NR)(f)
50,000,000	0.000	06/01/47	1,021,000
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (BB-/NR)(f)
19,500,000	0.000	06/01/47	384,540
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-1 (AAA/Aaa)(d)
1,225,000	6.750	06/01/13	1,384,152
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-3 (AAA/Aaa)(d)
350,000	7.875	06/01/13	404,775
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-5 (AAA/Aaa)(d)
650,000	7.875	06/01/13	751,725
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (BB+/Baa3)
5,000,000	5.000	06/01/33	3,416,800
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2003 B (AAA/Aaa)(d)
7,800,000	5.500	06/01/13	8,583,042
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AGM-CR) (FGIC) (AA+/Aa3)
3,500,000	5.000	06/01/35	3,084,585
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (BBB+/A2)
3,075,000	5.000	06/01/45	2,580,325
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (BB+/Baa3)
4,500,000	5.750	06/01/47	3,024,990
Hacienda La Puente California Unified School District GO Bonds for Election of 2000 Series 2003 B (AGM) (AA+/Aa3)(d)
1,200,000	5.250	08/01/13	1,332,420
Lake Elsinore California Unified School District Community Facilities Special Tax Series 2005-3 (NR/NR)
595,000	5.000	09/01/25	497,533
Long Beach California Senior Airport RB Series 2010 B (A-/A2)
1,480,000	5.000	06/01/40	1,327,012

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Los Angeles Community College District GO Bonds for 2008 Election Series 2010 C (AA/Aa1)
$5,000,000	5.250%	08/01/39	$4,970,500
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AA+/Aa3)(f)
2,000,000	0.000	08/01/37	328,060
4,500,000	0.000	08/01/38	687,735
4,500,000	0.000	08/01/39	640,710
Menlo Park California GO Bonds Series 2002 (AAA/Aaa)
1,000,000	5.250	08/01/27	1,037,230
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (A/NR)(f)
1,205,000	0.000	08/01/26	401,952
Metropolitan Water District Waterworks of Southern California RB Refunding Series 2001 A (AAA/Aa1)
1,000,000	5.100	07/01/25	1,021,000
M-S-R Energy Authority Gas RB Series 2009 A (A/NR)
1,750,000	6.500	11/01/39	1,805,545
M-S-R Energy Authority Gas RB Series 2009 C (A/NR)
3,500,000	6.125	11/01/29	3,521,070
1,750,000	6.500	11/01/39	1,805,545
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA+/Aa3)(g)
10,000,000	0.000	08/01/35	4,449,600
Palomar Pomerado Health COPS Series 2009 (BB+/Baa3)
2,500,000	6.750	11/01/39	2,531,125
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA+/Aa3)(g)
2,150,000	0.000	08/01/31	507,744
4,150,000	0.000	08/01/32	898,558
3,500,000	0.000	08/01/33	696,780
6,450,000	0.000	08/01/38	3,815,498
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(e)
3,000,000	0.728	12/01/35	2,016,900
San Diego Community College District GO Bonds for Election of 2002 Series 2005 (AGM) (AA+/Aa1)
3,000,000	5.000	05/01/30	2,999,790
San Diego County Water Authority COPS Series 2008 A (AGM) (AA+/Aa2)
5,000,000	5.000	05/01/33	4,830,050
San Diego Unified School District GO Bonds for Election of 1998 Series 2002 D (FGIC) (AA/Aa1)
1,000,000	5.250	07/01/24	1,071,730
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA/Aa1)(f)
5,000,000	0.000	07/01/39	767,000
San Gabriel Unified School District GO Bonds Unrefunded Balance Series 2002 A (AGM) (AA+/Aa3)
55,000	5.375	08/01/21	57,561

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (BBB/Baa1)(f)
$1,605,000	0.000%	01/15/26	$454,135
Silicon Valley Tobacco Securitization Authority Tobacco Settlement RB Capital Appreciation Turbo Asset-Backed Bonds for Santa Clara County Tobacco Securitization Corp. Series 2007 A (BBB/NR)(f)
8,000,000	0.000	06/01/36	626,640
Temecula Valley Unified School District Community Facilities District Special Tax District No. 2004-1 Improvement Area A Series 2007 (NR/NR)
1,865,000	5.000	09/01/37	1,532,974
Torrance California COPS for Refunding & Public Improvement Project Series 2005 B (AMBAC) (AA/Aa3)
310,000	5.250	06/01/34	287,776
Vernon California Redevelopment Agency Tax Allocation for Industrial Redevelopment Project Series 2005 (NATL-RE) (BBB/Baa1)
725,000	5.250	09/01/19	711,617
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE FGIC) (A/NR)(f)
1,175,000	0.000	08/01/25	459,601

			130,308,449

Colorado — 1.2%
Colorado Health Facilities Authority Hospital RB for Poudre Valley Health Care, Inc. Series 2005 F (A/A2)
800,000	5.000	03/01/25	783,272
Colorado Health Facilities Authority RB for Catholic Health Initiatives Series 2001 (AA/Aa2)(d)
325,000	5.500	09/01/11	335,839
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
1,150,000	5.000	12/01/35	919,241
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (NR/NR)(d)
275,000	6.500	11/15/11	291,772
E-470 Public Highway Authority RB for Capital Appreciation Series 2004 B (NATL-RE) (BBB/Baa1)(f)
5,000,000	0.000	09/01/27	1,526,950
La Plata County Colorado Durango School District No. 9-R GO Bonds Series 2002 ((NATL-RE) (ST AID WITHHLDG)) (NR/NR)(d)
1,000,000	5.250	11/01/12	1,081,660
West Metro Fire Protection District GO Bonds Series 2006 A (NATL-RE) (NR/Aa2)
2,200,000	5.250	12/01/26	2,313,740

			7,252,474

Connecticut — 0.3%
Connecticut State Development Authority PCRB Refunding for The Connecticut Light & Power Co. RMKT 9/23/98 Series 1993 A (BBB/Baa1)
2,150,000	5.850	09/01/28	2,149,764

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
District of Columbia — 1.1%
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (BBB/Baa3)
$560,000	6.250%	05/15/24	$561,534
1,000,000	6.500	05/15/33	984,850
District of Columbia Water & Sewer Authority RB Public Utility Senior Lien Series 2009 A (AA/Aa2)
5,000,000	6.000	10/01/35	5,400,400

			6,946,784

Florida — 8.4%
Arbor Greene Community Development District Special Assessment Refunding Series 2006 (BBB+/NR)
1,850,000	5.000	05/01/19	1,797,405
Bluewaters Community Development District Special Assessment Series 2004 (NR/NR)
2,415,000	6.000	05/01/35	2,360,421
Bridgewater Wesley Chapel Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
2,275,000	5.750	05/01/35	2,101,509
Citizens Property Insurance Corp. RB Senior Secured for High Risk Account Series 2009 A-1 (A+/A2)
3,650,000	5.500	06/01/17	3,865,569
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
945,000	5.375	05/01/36	785,664
Coral Gables Health Facilities Authority RB for Baptist Health South Florida Series 2004 (AGM) (AA+/Aaa)(d)
1,000,000	5.250	08/15/14	1,136,990
Covington Park Florida Community Development District Special Assessment Refunding for Capital Improvement Series 2005 (A-/NR)
570,000	5.000	05/01/21	565,879
Crossings At Fleming Island Community Development District RB Refunding Series 2007 (NATL-RE) (BBB/Baa1)
125,000	4.750	10/01/36	104,777
Crossings At Fleming Island Community Development District Special Assignment Refunding Series 2000 B (NATL-RE) (BBB/Baa1)
1,765,000	5.800	05/01/16	1,769,589
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004 (NR/NR)
1,570,000	6.000	05/01/34	1,499,758
Double Branch Community Development District Special Assessment Series 2005 A (A-/NR)
535,000	5.350	05/01/34	482,912
Florida State Municipal Power Agency RB Series 2009 A (A+/A1)
1,000,000	6.250	10/01/31	1,091,230
Hamal Florida Community Development District Special Assessment for Refunding and Improvement Series 2006 A (NATL-RE) (A-/Baa1)
2,755,000	5.375	05/01/22	2,764,284
High Ridge Quantum Community Development District Special Assessment for Boyton Beach Series 2005 A (NR/NR)
1,820,000	5.750	05/01/35	1,698,206

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (A-/A3)
$300,000	5.625%	03/01/24	$308,394
Keys Cove Community Development District Special Assessment Series 2004 (NR/NR)
2,355,000	5.875	05/01/35	2,123,127
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB/NR)
2,500,000	5.000	11/15/13	2,483,425
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)
1,220,000	5.375	05/01/30	1,022,933
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A (NR/NR)
930,000	6.000	05/01/35	851,257
Miami-Dade County Florida Aviation RB RMKT 03/17/08 Series 2003 E (AMT) (NATL-RE) (A-/A2)
500,000	5.250	10/01/13	529,750
425,000	5.250	10/01/14	450,985
575,000	5.250	10/01/16	613,927
Miami-Dade County Florida Expressway Authority RB Series 2004 B (NATL-RE FGIC) (A/A3)
1,000,000	5.250	07/01/26	1,008,540
North Sumter County Utility Dependent District RB Series 2010 (AGM) (AA+/Aa3)
1,250,000	5.375	10/01/40	1,193,725
Port Everglades Authority RB for Port Facilities Series 1986 (ETM) (AAA/Aaa)(d)
1,885,000	7.125	11/01/16	2,216,779
Sail Harbour Community Development District Special Assessment Series 2005 A (AA/NR)
940,000	5.500	05/01/36	811,436
Sonoma Bay Community Development District Special Assessment Series 2005 A (NR/NR)
625,000	5.450	05/01/36	548,862
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
2,000,000	6.500	11/15/39	2,070,540
Sumter Landing Florida Community Development District Recreational RB Series 2005 A (NATL-RE) (BBB/Baa1)
250,000	4.625	10/01/30	211,292
Tampa Bay Water Utility System RB Refunding Series 2010 (AA+/Aa2)
1,500,000	5.000	10/01/26	1,574,205
Tampa Palms Open Space & Transportation Community Development District Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (NATL-RE) (A-/Baa1)
1,395,000	4.500	05/01/18	1,437,938
Tampa Water & Sewer RB Refunding Series 2001 A (AA/Aa1)
1,000,000	5.250	10/01/19	1,032,640
Thousand Oaks Community Development District Special Assessment Series 2005 A-1 (NR/NR)
925,000	5.350	05/01/35	809,024

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Verona Walk Community Development District RB for Capital Improvement Series 2004 (NR/NR)
$4,485,000	5.850%	05/01/35	$4,261,737
Village Community Development District No. 5 Special Assessment Series 2003 A (NR/NR)
2,325,000	6.100	05/01/34	2,336,532
Village Community Development District No. 6 Special Assessment Series 2007 (NR/NR)
1,955,000	5.250	05/01/37	1,747,809
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
985,000	5.600	05/01/36	890,164

			52,559,214

Georgia — 0.2%
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BB+/Baa3)
325,000	5.500	01/01/34	262,025
Georgia State GO Bonds Prerefunded Series 1992 B (ETM) (AAA/Aaa)
5,000	6.000	03/01/12	5,314
Georgia State GO Bonds Unrefunded Balance Series 1992 B (AAA/Aaa)
995,000	6.000	03/01/12	1,058,093

			1,325,432

Guam — 0.3%
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB-/NR)
600,000	5.375	12/01/24	596,772
850,000	5.625	12/01/29	832,048
750,000	5.750	12/01/34	729,083

			2,157,903

Idaho — 0.2%
Idaho Health Facilities Authority RB for St. Luke’s Health System Project Series 2008 (A/A2)
1,000,000	6.750	11/01/37	1,060,890

Illinois — 4.4%
Chicago Illinois GO Bonds Unrefunded Balance Series 2000 C (NATL-RE FGIC) (A+/Aa3)
815,000	5.500	01/01/19	825,408
Chicago Illinois O’Hare International Airport RB Refunding Third Lien Series 2003 A-1 (XLCA) (A-/A1)
490,000	5.250	01/01/34	471,032
Chicago Illinois O’Hare International Airport RB Refunding Third Lien Series 2003 C-2 (AGM) (AA+/Aa3)
2,500,000	5.250	01/01/30	2,401,300
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (NR)
750,000	5.000	11/15/11	764,235
1,250,000	6.250	11/15/13	1,279,375
Chicago Single Family Mortgage RB Series 2001 A (AMT) (GNMA/FNMA/FHLMC) (AAA/Aaa)
960,000	6.250	10/01/32	978,374

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Illinois — (continued)
Illinois Development Finance Authority PCRB Refunding for Amerencips RMKT 12/03/01 Series 2000 A (BBB-/Baa3)(c)
$2,300,000	5.500%	02/28/14	$2,305,405
Illinois Finance Authority RB for Edward Hospital RMKT 04/09/08 Series 2008 A (AMBAC) (A+/A2)
350,000	6.250	02/01/33	355,569
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BB+/Ba1)
400,000	5.125	01/01/25	337,888
Illinois Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2005 A (AMT) (BBB/NR)
400,000	5.050	08/01/29	371,728
Illinois Municipal Electric Agency RB Power Supply System Series 2007 A (NATL-RE FGIC) (A+/A1)
4,020,000	5.250	02/01/22	4,178,509
Illinois State GO Bonds First Series 2002 (NATL-RE) (A+/Aa3)
3,000,000	5.375	07/01/19	3,055,560
Lake County Illinois Community Consolidated School District No. 41 GO Bonds Series 1999 A (AGM) (AA+/Aa2)
2,725,000	9.000	11/01/16	3,600,842
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A-/NR)
1,125,000	6.000	06/01/28	1,103,512
Round Lake Illinois Lakewood Grove Special Service Area No. 1 Special Tax Refunding Series 2007 (ASSURED GTY) (AA+/NR)
2,320,000	5.500	03/01/32	2,390,551
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (GO OF DIST) (AA+/NR)(f)
6,500,000	0.000	12/01/25	2,912,065

			27,331,353

Indiana — 2.3%
Eagle-Union Middle School Building Corp. RB Refunding for First Mortgage Series 2001 (AMBAC) (ST AID WITHHLDG) (NR/NR)
125,000	4.850	07/05/15	126,450
Fall Creek Regional Waste District RB Refunding Series 2001 (NATL-RE) (BBB/Baa1)
100,000	4.700	03/01/13	100,024
Greencastle Indiana Waterworks RB Refunding Series 2001 (NATL-RE) (BBB/Baa1)
300,000	4.250	07/01/13	308,847
Indiana Health & Educational Facilities Financing Authority Hospital RB for Clarian Health Obligation Series 2006 A (A+/A1)
3,900,000	5.000	02/15/39	3,471,273
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Series Residuals I Series 2010 — 3224 (AA-/NR)(a)(b)(e)
205,000	23.570	05/01/15	358,887
Indiana State Educational Facilities Authority RB for Earlham College Project Series 1998 (NR/Aa3)
325,000	4.950	10/15/12	325,949

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Indiana — (continued)
Indianapolis Indiana Airport Authority RB Refunding Special Facilities for Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
$640,000	5.100%	01/15/17	$664,173
Indianapolis Indiana Gas Utility RB Second Lien Series 2008 A (ASSURED GTY) (AA+/Aa3)(c)
3,500,000	5.000	08/15/13	3,738,980
Indianapolis Local Public Improvement Bond Bank RB for Waterworks Project Series 2009 A (AA-/A2)
2,000,000	5.750	01/01/38	2,075,120
Jasper County PCRB Refunding for Northern RMKT 8/25/08 Series 1994 C (NATL-RE) (BBB/Baa1)
650,000	5.850	04/01/19	697,768
Mitchell Multi School Building Corp. RB Refunding for First Mortgage Series 2002 (ST AID WITHHLDG) (AA+/NR)
275,000	4.650	07/05/13	297,589
North Montgomery High School Building Corp. RB for First Mortgage Series 2000 (NATL-RE FGIC) (AA+/NR)(d)
400,000	5.050	01/15/11	400,528
Porter County Jail Building Corp. RB Refunding for First Mortgage Series 2001 (AGM) (AA+/Aa3)
300,000	5.000	07/10/16	303,405
Princeton Indiana Sewer Works RB Refunding Series 2003 (NR/NR)
275,000	4.500	05/01/13	277,016
Vanderburgh County Indiana Redevelopment Commission Tax Increment Tax Allocation Series 2006 (A/NR)
1,400,000	5.250	02/01/31	1,285,998

			14,432,007

Iowa — 0.4%
Coralville Iowa COPS Series 2006 D (NR/A1)
1,325,000	5.250	06/01/22	1,356,827
Tobacco Settlement Authority of Iowa RB Asset-Backed Bonds Series 2005 C (BBB/Baa3)
1,875,000	5.375	06/01/38	1,375,087

			2,731,914

Kentucky — 1.7%
Kentucky Economic Development Finance Authority RB for Ashland Hospital Corp. King’s Daughters Medical Center Series 2010 (A+/A1)
3,000,000	5.000	02/01/40	2,707,260
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA/NR)(a)(b)
470,000	14.520	11/11/14	662,362
Kentucky Economic Development Finance Authority System RB for Norton Healthcare, Inc. Series 2000 C (NATL-RE) (BBB/NR)(d)
1,085,000	6.000	10/01/13	1,238,560
Kentucky Economic Development Finance Authority System RB Unrefunded Balance for Norton Healthcare, Inc. Series 2000 C (NATL-RE) (BBB/Baa1)
2,165,000	6.000	10/01/18	2,300,183
Louisville & Jefferson County Metropolitan Government RB for Jewish Hospital St. Mary’s Healthcare Series 2008 (A-/Baa1)
3,750,000	6.125	02/01/37	3,780,787

			10,689,152

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Louisiana — 2.1%
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
$675,000	5.000%	11/01/18	$675,648
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
2,560,000	4.750	03/01/19	2,465,920
East Baton Rouge Parish Louisiana Sales Tax RB for Road and Street Improvement Series 2009 A (ASSURED GTY) (AA+/Aa3)
1,230,000	5.250	08/01/28	1,265,867
Louisiana Local Government Environmental Facilities & Community Development Authority for Louisiana Tech University Student Housing Series 2007 (AMBAC) (NR/A3)
2,000,000	5.250	10/01/27	1,982,260
Louisiana Public Facilities Authority RB for Cleco Power LLC Project Series 2008 (BBB/Baa2)(c)
900,000	7.000	12/01/11	937,503
Louisiana State Offshore Terminal Authority Deepwater Port RB Refunding for Loop LLC Project Series 2003 C (A/A3)
1,000,000	5.250	09/01/15	1,056,190
New Orleans Louisiana Aviation Board RB Refunding for Restructuring GARBs Series 2009 A-1 (ASSURED GTY) (AA+/Aa3)
1,350,000	6.000	01/01/23	1,473,268
St. John Baptist Parish Louisiana RB for Marathon Oil Corp. Series 2007 A (BBB+/Baa1)
2,500,000	5.125	06/01/37	2,248,350
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 B (A-/Baa3)
1,220,000	5.875	05/15/39	1,162,575

			13,267,581

Maryland — 1.5%
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003 (NR/NR)
1,165,000	6.500	07/01/31	1,135,432
Frederick County Maryland Special Tax Unrefunded Balance for Lake Linganore Village Community Development Series 2001 A (Radian) (NR/NR)
280,000	5.600	07/01/20	275,156
555,000	5.700	07/01/29	517,782
Maryland State Health & Higher Educational Facilities Authority RB for Anne Arundel Health System Series 2010 (A-/A3)
1,000,000	5.000	07/01/32	961,780
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Medstar Health Series 2004 (A-/A2)
500,000	5.375	08/15/24	506,095
750,000	5.500	08/15/33	742,297
Maryland State Industrial Development Financing Authority RB Refunding for Synagro-Baltimore Series 2008 A (AMT) (BBB+/NR)
2,000,000	5.250	12/01/12	2,040,200
1,025,000	5.375	12/01/14	1,050,851
500,000	5.625	12/01/16	511,680

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Maryland — (continued)
Maryland State Transportation Authority RB Refunding Series 2007 (AAA/Aa1)
$1,500,000	5.000%	03/01/19	$1,678,155

			9,419,428

Massachusetts — 2.5%
Massachusetts Bay Transportation Authority Assessment RB Series 2004 A (AAA/Aaa)(d)
1,000,000	5.000	07/01/14	1,127,630
Massachusetts Development Finance Agency RB for Harvard University Series 2010 B-2 (AAA/Aaa)
5,000,000	5.250	02/01/34	5,230,700
Massachusetts Educational Financing Authority RB Series 2008 H (AMT) (ASSURED GTY) (AA+/Aa3)
2,135,000	6.350	01/01/30	2,161,495
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 (BBB+/Baa1)
3,000,000	5.750	07/01/31	2,841,240
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Care Series 1998 A (AGM) (AA+/Aa3)
3,750,000	5.250	07/01/12	3,758,175
Massachusetts State Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BB-/NR)
575,000	5.500	07/01/40	414,575

			15,533,815

Michigan — 1.6%
Michigan Higher Education Student Loan Authority RB Series 2003 17-1 (AMT AMBAC) (AA/A1)
5,000,000	5.200	03/01/24	4,773,050
Michigan State Hospital Finance Authority RB Refunding for Detroit Medical Center Series 2008 A (BHAC-CR) (AMBAC) (AA+/Aa1)
5,000,000	5.500	08/15/24	4,720,850
Pontiac Tax Increment Finance Authority RB Tax Allocation Unrefunded Balance for Development of Area No.3 Series 2002 (ACA) (B/NR)
360,000	5.375	06/01/17	256,061

			9,749,961

Minnesota — 0.7%
Minneapolis Minnesota Health Care System RB for Fairview Health Services Series 2008 A (A/A2)
1,500,000	6.750	11/15/32	1,611,315
St. Paul Minnesota Housing & Redevelopment Authority RB for Healthpartners Obligated Group Project Series 2006 (BBB+/A3)
2,900,000	5.250	05/15/36	2,497,074

			4,108,389

Mississippi — 0.2%
Mississippi Business Finance Corp. PCRB for System Energy Resources, Inc. Project Series 1998 (BBB/Ba1)
685,000	5.875	04/01/22	670,882
Mississippi Development Bank Special Obligation RB for Hinds Community College District Capital Improvement Project Series 2009 (ASSURED GTY) (NR/Aa2)
500,000	5.375	10/01/33	503,245

			1,174,127

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Missouri — 1.0%
Jefferson County Missouri School District No. R-1 Northwest GO Bonds Refunding and Improvement for Missouri Direct Deposit Program Series 2004 (NATL-RE) (AA+/Aa1)
$300,000	4.350%	03/01/16	$316,263
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/A2)
270,000	4.750	06/01/25	251,035
4,125,000	5.000	06/01/35	3,721,616
Missouri State Health & Educational Facilities Authority RB for St. Louis University Series 1998 (AA-/A1)
1,000,000	5.500	10/01/15	1,125,620
Missouri State Health & Educational Facilities Authority RB for St. Lukes Episcopal-Presbyterian Hospital Series 2001 (AGM) (AA+/Aa3)
1,000,000	5.500	12/01/15	1,022,920

			6,437,454

Nevada — 0.7%
Clark County Nevada Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB/Baa2)(c)
765,000	5.450	03/01/13	800,871
Clark County Nevada School District GO Bonds Refunding Series 1998 (AGM) (AA+/Aa1)
800,000	5.500	06/15/13	868,464
Henderson Nevada Local Improvement District No. T-14 Limited Obligation Special Assessment Refunding Senior Series 2007 A (AGM) (AA+/Aa3)
830,000	4.250	03/01/12	846,799
North Las Vegas Nevada Local Improvement District No. 60 Special Assessment Refunding for Special Improvement Subseries 2006 B (NR/NR)
635,000	4.850	12/01/15	607,962
1,415,000	5.100	12/01/22	1,221,767
University of Nevada RB for Community College System Series 2002 A (NATL-RE FGIC) (AA-/Aa2)
250,000	4.450	07/01/12	254,023

			4,599,886

New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority RB for Southern New Hampshire University Series 2006 (ACA) (BBB/NR)
1,000,000	5.000	01/01/27	921,270
New Hampshire Municipal Bond Bank RB Series 2003 (NATL-RE) (AA/NR)(d)
1,000,000	5.250	08/15/13	1,110,630
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Project Series 2002 (AMT) (BBB/NR)
1,250,000	5.200	05/01/27	1,198,150

			3,230,050

New Jersey — 3.9%
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (AA-/Aa3)
360,000	5.000	09/01/34	356,526

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New Jersey — (continued)
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 Z (ASSURED GTY) (AA+/Aa3)
$1,000,000	6.000%	12/15/34	$1,086,710
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2009 AA (AA-/Aa3)
4,000,000	5.500	12/15/29	4,164,200
New Jersey Economic Development Authority Water Facilities RB Refunding for American Water Co., Inc. Project Series 2010 B (AMT) (A/A2)
2,000,000	5.600	11/01/34	1,931,000
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (BBB/Baa3)
600,000	5.000	07/01/24	561,912
175,000	5.500	07/01/30	163,690
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BB+/Ba2)
500,000	6.500	07/01/21	472,425
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
2,500,000	6.625	07/01/38	2,521,225
New Jersey State Higher Education Assistance Authority RB for Student Loan Series 2008 A (AMT) (ASSURED GTY) (AA+/Aa3)
3,000,000	6.125	06/01/30	3,075,960
New Jersey State Housing and Mortgage Finance Agency RB for Single Family Housing Series 2008 AA (AMT) (AA/Aa2)
700,000	6.150	10/01/23	721,623
New Jersey State Turnpike Authority RB Series 2009 G (A+/A3)
1,650,000	5.000	01/01/18	1,800,133
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2002 (AAA/Aaa)(d)
2,370,000	6.000	06/01/12	2,546,067
Tobacco Settlement Financing Corp. RB for Capital Appreciation Series 2007 1-C (B-/NR)(f)
11,250,000	0.000	06/01/41	372,263
Tobacco Settlement Financing Corp. RB Series 2003 (AAA/Aaa)(d)
300,000	6.750	06/01/13	341,280
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB/Baa3)
3,015,000	4.625	06/01/26	2,213,040
3,000,000	5.000	06/01/29	2,202,600

			24,530,654

New Mexico — 0.5%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BB+/Baa3)
2,500,000	5.900	06/01/40	2,428,550
Santa Fe County New Mexico RB for Gross Receipts Series 2008 (AGM) (AA+/Aa3)
1,000,000	5.250	06/01/31	1,016,500

			3,445,050

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New York — 3.2%
Erie County New York Industrial Development Agency RB for the City of Buffalo School District Series 2008 A (AGM) (AA+/Aa3)
$6,500,000	5.750%	05/01/26	$7,120,425
4,500,000	5.750	05/01/29	4,858,920
New York City GO Bonds Series 2006 A (AA/Aa2)
400,000	5.000	08/01/18	440,332
New York City Industrial Development Agency RB for Polytechnic University Project Series 2007 (ACA) (BB+/NR)
2,045,000	5.000	11/01/12	2,133,589
New York Mortgage Agency RB for Homeowner Mortgage (AMT) Series 2003 — 109 (NR/Aa1)
900,000	4.800	10/01/23	892,323
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (NATL-RE) (BBB/Baa1)
1,500,000	5.500	11/01/14	1,640,070
New York State Environmental Facilities Corp. State Clean Water & Drinking RB Refunding for Revolving Funds Pooled Financing Program Series 2002 F (AAA/Aaa)
175,000	5.250	11/15/20	186,930
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2003 A-1 (AA-/Aa3)
2,600,000	5.500	06/01/19	2,792,920

			20,065,509

North Carolina — 0.7%
Charlotte North Carolina Water and Sewer System RB Series 2009 B (AAA/Aaa)
2,000,000	5.000	07/01/38	2,047,040
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2003 C (A-/Baa1)
500,000	5.375	01/01/16	525,235
850,000	5.375	01/01/17	886,184
North Carolina Eastern Municipal Power Agency Power System RB Series 2008 C (ASSURED GTY) (AA+/Aa3)
500,000	6.000	01/01/19	551,200
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (ETM) (A/A2)
145,000	5.500	01/01/13	158,179
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Unrefunded Series 2003 A (A/A2)
305,000	5.500	01/01/13	326,393

			4,494,231

North Dakota — 0.3%
Ward County North Dakota Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+/NR)
2,250,000	5.125	07/01/25	2,132,033

Ohio — 1.3%
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (BB-/Baa3)
440,000	5.125	06/01/24	340,723
4,050,000	6.500	06/01/47	2,928,150

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Ohio — (continued)
Marysville Ohio RB Wastewater Treatment System Series 2006 (XLCA) (A-/NR)
$1,670,000	5.250%	12/01/24	$1,699,576
1,755,000	5.250	12/01/25	1,775,323
1,350,000	5.250	12/01/26	1,356,736

			8,100,508

Oklahoma — 0.1%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB-/NR)
240,000	5.000	12/01/27	210,537
140,000	5.125	12/01/36	117,400

			327,937

Oregon — 0.8%
Deschutes County Oregon Hospital Facilities Authority RB Refunding for Cascade Healthcare Series 2008 (NR/A3)
1,500,000	8.250	01/01/38	1,727,130
Klamath Falls Oregon Intercommunity Hospital Authority RB for Merle West Medical Center Series 2002 (NR/NR)(d)
1,255,000	6.125	09/01/12	1,378,605
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Series 2002 (BB+/NR)
745,000	6.125	09/01/22	714,127
Medford Oregon Hospital Facilities Authority RB for Asante Health System Series 2005 (AGM) (AA+/Aa3)
1,000,000	5.000	08/15/40	915,020

			4,734,882

Pennsylvania — 1.1%
Mifflin County Pennsylvania School District GO Bonds Series 2007 ((NATL-RE-IBC) (XLCA) (ST AID WITHHLDG)) (A/Baa1)
2,000,000	7.500	09/01/26	2,322,900
Montgomery County Pennsylvania Higher Education & Health Authority RB for Catholic Health System East Series 2004 C (A+/A1)(d)
150,000	5.375	11/15/14	172,332
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (A-/A1)
2,000,000	6.250	11/01/31	2,014,640
Pennsylvania Economic Development Financing Authority PCRB Refunding for PPL Electric Utilities Corp. Project Series 2008 (A/A3)
2,500,000	4.000	10/01/23	2,253,175
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A+/A1)(d)
225,000	5.375	11/15/14	258,498

			7,021,545

Puerto Rico — 5.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa1)
2,000,000	6.000	07/01/38	2,020,380
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa1)(g)
3,000,000	0.000	07/01/24	3,040,080

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (BBB-/A3)
$3,000,000	6.500%	07/01/37	$3,153,540
Puerto Rico Commonwealth GO Bonds Refunding Subseries 2003 C-7 (NATL-RE) (BBB/A3)
2,000,000	6.000	07/01/27	2,075,600
Puerto Rico Commonwealth Highway & Transportation Authority RB Subseries 2003 (FGIC) (BBB-/Baa1)
900,000	5.250	07/01/18	911,493
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Series 2006 B (BBB+/A3)
1,250,000	5.000	07/01/25	1,202,613
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2004 J (AMBAC) (COMWLTH GTD) (BBB-/A3)(c)
1,480,000	5.000	07/01/12	1,520,818
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC - Government Development Bank for Puerto Rico) (BBB-/Baa1)(c)
5,400,000	5.750	02/01/12	5,524,308
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (A+/A1)
2,500,000	6.000	08/01/42	2,551,875
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (A+/A1)(g)
13,000,000	0.000	08/01/32	10,257,390

			32,258,097

Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp. RB Series 2007 A-1 (AMT) (AGM) (AA+/Aa3)
2,800,000	4.900	10/01/37	2,507,092

South Carolina — 1.0%
Columbia South Carolina Waterworks & Sewer System RB Series 2010 (AA/Aa1)
1,000,000	5.000	02/01/40	1,000,680
Georgetown County South Carolina Environmental RB for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa3)
2,500,000	5.000	08/01/30	2,208,975
Horry County South Carolina Airport RB Series 2010 A (A-/A3)
1,500,000	5.000	07/01/40	1,385,010
Spartanburg South Carolina Waterworks System RB Series 2009 (ASSURED GTY) (AA+/Aa3)
1,500,000	5.000	06/01/39	1,470,930

			6,065,595

South Dakota — 0.1%
South Dakota Health & Educational Facilities Authority RB for Avera Health Series 2008 B (A+/A1)
500,000	5.500	07/01/35	492,065
300,000	5.250	07/01/38	282,156

			774,221

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Tennessee — 1.1%
Johnson City Tennessee Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa1)
$1,775,000	5.500%	07/01/36	$1,581,578
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,700,000	5.250	04/01/36	2,365,308
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 ((AMT) (FNMA)) (NR/NR)(c)
1,000,000	4.850	06/01/25	949,690
Sullivan County Tennessee Health, Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+/NR)
2,100,000	5.250	09/01/36	1,795,080

			6,691,656

Texas — 13.5%
Beaumont Independent School District Unlimited Tax GO Bonds for School Building Series 2008 (PSF-GTD) (AAA/Aaa)
1,085,000	5.250	02/15/27	1,145,196
Brazos River Authority RB Refunding for Reliant Energy, Inc. Project Series 1999 A (BBB-/Ba1)
1,250,000	5.375	04/01/19	1,231,525
Dallas County Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 B (AMBAC) (BBB+/A3)
2,675,000	5.375	02/15/29	2,470,202
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT 04/04/08 Series 2002 C (AMT) (NATL-RE) (A+/A1)
1,000,000	6.250	11/01/28	1,000,570
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT 04/11/08 Subseries 2003 C-2 (AMT) (XLCA) (A+/A1)
2,000,000	6.125	11/01/18	2,004,940
Fort Bend County Texas Municipal Utility District No. 30 GO Bonds Series 2004 (AGM) (AA+/Aa3)
2,015,000	5.750	09/01/27	2,052,358
Frisco Texas Independent School District GO Bonds Series 2002 (PSF-GTD) (AAA/Aaa)
1,000,000	5.125	08/15/30	1,009,100
Grand Prairie Texas Independent School District GO Bonds Series 2003 (AGM) (AA+/Aa2)(d)
1,000,000	5.375	02/15/13	1,094,910
Gulf Coast Waste Disposal Authority Texas Waste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa2)
1,000,000	6.650	04/01/32	1,000,920
Harris County Texas GO Bonds Refunding for Permanent Improvement Series 2008 C (AAA/Aaa)(d)
2,580,000	5.750	10/01/18	3,110,138
Hidalgo County Health Services RB for Mission Hospital, Inc. Project Series 2005 (BBB/Baa2)
700,000	5.000	08/15/19	698,026

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Houston Airport System RB Refunding Senior Lien Series 2009 A (AA-/Aa3)
$10,000,000	5.500%	07/01/34	$10,271,400
Houston Utilities System RB Refunding First Lien Series 2004 A (NATL-RE) (AA/Aa2)
1,000,000	5.250	05/15/25	1,043,370
Lower Colorado River Authority RB Refunding Series 2008 (A/A1)
5,000,000	5.750	05/15/37	5,076,500
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa2)
1,300,000	6.300	11/01/29	1,376,726
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 ((AMT) (NATL-RE)) (AA-/Baa1)(c)
2,500,000	5.200	05/01/30	2,256,925
Matagorda County Texas Navigation District No. 1 RB Refunding for American Electric Power Texas Central Co. Project Series 2008 (BBB/Baa2)(c)
7,500,000	5.125	06/01/11	7,573,500
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
150,000	5.500	02/15/25	134,354
235,000	5.625	02/15/35	203,094
Mesquite Texas Independent School District GO Bonds Refunding Series 2002 (PSF-GTD) (AAA/NR)
1,160,000	5.500	08/15/21	1,202,827
Metro Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (ETM) (AAA/Aaa)
400,000	6.625	01/01/11	400,000
Mission Economic Development Corp. RB for Waste Management, Inc. Project Series 2008 (BBB/NR)(c)
1,000,000	6.000	08/01/13	1,060,200
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
2,500,000	6.250	01/01/24	2,736,450
1,100,000	6.250	01/01/39	1,116,544
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A-/A2)(g)
6,000,000	0.000	01/01/43	4,445,520
North Texas Tollway Authority System RB Refunding First Tier Series 2008 A (A-/A2)
5,000,000	5.750	01/01/40	4,822,500
Pharr-San Juan-Alamo Independent School District Unlimited Tax GO Bonds for Hidalgo School Building Series 2007 (PSF-GTD) (AAA/Aaa)
1,420,000	5.500	02/01/27	1,501,622
1,000,000	5.500	02/01/29	1,052,040
1,670,000	5.500	02/01/31	1,748,774
Port of Houston Authority Harris County Unlimited Tax GO Bonds Refunding Series 2008 A (AMT) (AAA/Aaa)
3,000,000	6.125	10/01/33	3,230,280
Round Rock Texas Independent School District Unlimited Tax GO Bonds for School Building Series 2009 (AA/Aaa)
2,730,000	5.250	08/01/34	2,821,127

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Sam Rayburn Municipal Power Agency RB Refunding Series 2002 (Radian) (BBB/Baa2)
$5,000,000	5.750%	10/01/21	$5,043,050
Schertz Texas GO Bonds Series 2006 (NATL-RE) (AA/Baa1)
1,715,000	5.250	02/01/25	1,801,230
1,900,000	5.250	02/01/27	1,975,259
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB/NR)
425,000	5.125	05/15/37	342,639
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A/A2)
3,000,000	6.250	12/15/26	3,129,540
Tomball Hospital Authority RB Refunding Series 2005 (NR/Baa3)
650,000	5.000	07/01/20	612,456
250,000	5.000	07/01/23	223,983

			84,019,795

U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2004 A (BBB/Baa2)
1,750,000	5.250	10/01/16	1,851,325
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2010 A (BBB/Baa2)
700,000	5.000	10/01/29	653,870

			2,505,195

Utah — 1.0%
Tooele County Utah Hazardous Waste Treatment RB for Union Pacific Project RMKT 4/28/98 Series 1992 A (AMT) (BBB+/Baa2)
2,000,000	5.700	11/01/26	1,907,640
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class I (AMT) (AAA/Aaa)
2,070,000	5.875	07/01/39	2,089,189
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class II (AMT) (AAA/Aa2)
2,110,000	5.900	07/01/36	2,136,459

			6,133,288

Virginia — 1.0%
Bristol Virginia Utilities System RB Refunding Series 2003 (NATL-RE) (BBB/Baa1)(d)
1,850,000	5.250	07/15/13	2,048,227
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C-1 (B+/NR)(f)
1,750,000	0.000	06/01/47	38,290
Virginia State Housing Development Authority RB Series 2008 E (GO OF AUTH) (AAA/Aaa)
2,940,000	6.250	07/01/31	3,077,504
Washington County Virginia IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
1,000,000	7.750	07/01/38	1,105,770

			6,269,791

Washington — 3.5%
King County Washington Sewer RB Series 2007 (AGM) (AA+/Aa2)
5,600,000	5.000	01/01/42	5,378,520

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Washington — (continued)
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (AA+/NR)(a)(b)(c)
$700,000	13.034%	12/14/17	$918,939
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (AA+/NR)(a)(b)(c)
730,000	13.039	12/14/17	925,706
Skagit County Washington Public Hospital District No. 2 GO Bonds Refunding and Improvement Series 2005 (NATL-RE) (A+/Baa1)
2,000,000	5.000	12/01/30	1,776,960
Tacoma Washington GO Bonds Series 2004 (NATL-RE) (AA/Aa3)
2,000,000	5.000	12/01/30	2,018,960
Tobacco Settlement Authority of Washington RB Asset-Backed Bonds Series 2002 (BBB/Baa3)
3,165,000	6.625	06/01/32	3,068,119
Washington State GO Bonds Series 1992 B & AT-7 (AA+/Aa1)
500,000	6.400	06/01/17	595,245
Washington State Health Care Facilities Authority RB for Group Health Corp. Series 2006 (Radian) (BBB/NR)
315,000	5.000	12/01/36	259,207
Washington State Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AA+/Aa3)
250,000	6.000	08/15/39	257,085
Washington State Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AA+/Aa3)
250,000	6.000	08/15/39	257,085
Washington State Health Care Facilities Authority RB for Swedish Health Services Series 2009 A (A+/A2)
3,000,000	6.500	11/15/33	3,149,550
Washington State Health Care Facilities Authority RB for Virginia Mason Medical Center Series 2007 B (ACA) (BBB/Baa2)
3,000,000	6.000	08/15/37	2,807,460
Washington State Various Purpose GO Bonds Series 2002 A (AA+/Aa1)(d)
300,000	5.000	07/01/12	319,167

			21,732,003

West Virginia — 0.5%
Monongalia County Building Commission RB for Monongalia General Hospital Series 2005 A (BBB+/NR)
2,000,000	5.250	07/01/25	1,960,260
West Virginia Hospital Finance Authority Hospital RB Refunding and Improvement for West Virginia United Health System Obligated Group Series 2009 C (A+/A2)
1,000,000	5.500	06/01/39	961,100

			2,921,360

Wisconsin — 1.8%
Badger Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2002 (AAA/Aaa)(d)
1,000,000	6.375	06/01/12	1,077,320
Madison Community Development Authority Development RB for Wisconsin Alumni Research Foundation Project Series 2009 (AAA/NR)
3,215,000	5.000	10/01/39	3,190,502

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Wisconsin — (continued)
Wisconsin State Health & Educational Facilities Authority RB for Sinai Samaritan Medical Center, Inc. Series 1996 (NATL-RE) (BBB/Baa1)
$3,330,000	5.875%	08/15/26	$3,338,491
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
375,000	5.125	05/15/29	334,159
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
100,000	5.000	05/15/36	83,549
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (BBB+/Baa2)
1,750,000	5.250	08/15/24	1,658,563
1,750,000	5.250	08/15/31	1,556,047

			11,238,631

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$607,129,140

Other Municipal Debt Obligation — 0.2%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (NR/Ba3)(b)(c)
$2,000,000	5.500%	09/30/15	$1,318,860

Short-Term Investments — 1.7%
Alaska — 0.2%
Valdez Alaska Marine Terminal VRDN RB Refunding for Exxon Pipeline Co. Project Series 1993 B (A-1+/VMIG1)(e)
$1,000,000	0.250%	01/03/11	$1,000,000

Mississippi — 0.4%
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development VRDN RB for Chevron U.S.A. Inc. Project Series 2010 L (A-1+/VMIG1)(c)
2,500,000	0.280	01/03/11	2,500,000

Missouri — 0.5%
Missouri State Health & Educational Facilities Authority RB for Washington University Series B 2003 (A-1+/VMIG1)(c)
3,000,000	0.280	01/03/11	3,000,000

New York — 0.5%
New York City Transitional Finance Authority RB for New York City Recovery Series 2003-3 Subseries 3B (A-1+/VMIG1)(c)
1,500,000	0.230	01/03/11	1,500,000
New York City VRDN GO Bonds for Subseries 1994 A-8 (LOC - JP Morgan Chase Bank ) (A-1+/VMIG1)(c)
1,600,000	0.250	01/03/11	1,600,000

			3,100,000

Wyoming — 0.1%
Uinta Wyoming County VRDN PCRB Refunding for Chevron U.S.A., Inc. Project Series 1993 (A-1+/P-1)(e)
1,000,000	0.260	01/03/11	1,000,000

TOTAL SHORT-TERM INVESTMENTS			$10,600,000

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Shares	Rate	Value
Investment Company(e) — 0.0%
JPMorgan Tax Free Money Market Fund — Institutional Shares
$281,024	0.150%	$281,024

TOTAL INVESTMENTS — 99.2%		$619,329,024

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		4,996,265

NET ASSETS — 100.0%		$624,325,289

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Inverse variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

(b) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $7,089,699, which represents approximately 1.1% of net assets as of December 31, 2010.

(c) Securities with “Put” features with resetting interest rates. Maturity dates disclosed is the puttable date. Interest rate disclosed is that which is in effect at December 31, 2010.

(d) Pre-refunded security. Maturity date disclosed is pre-refunding date.

(e) Variable rate security. Except for floating rate notes, maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2010.

(f) Issued with zero coupon. Income is recognized through the accretion of discount.

(g) Security is issued with zero coupon until next reset date.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AGM	—	Insured by Assured Guaranty Municipal Corp.
AGM-CR	—	Insured by Assured Guaranty Municipal Corp. Insured Custodial Receipts
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
ASSURED GTY	—	Insured by Assured Guaranty
BHAC-CR	—	Insured by Berkshire Hathaway Assurance Corp. — Insured Custodial Receipts
COMWLTH GTD	—	Commonwealth Guaranteed
COPS	—	Certificates of Participation
CRA	—	Community Reinvestment Act
ETM	—	Escrowed to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GO OF AUTH	—	General Obligation of Authority
GO OF INSTN	—	General Obligation of Institution
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	—	National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
NATL-RE-IBC	—	Insured by National Public Finance Guarantee
Corp. — Insured Bond Certificates
NR	—	Not Rated
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Radian	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
RITES	—	Residual Interest Tax Exempt Securities
RMKT	—	Remarketed
ST AID WITHHLDG	—	State Aid Withholding
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At December 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$631,257,634

Gross unrealized gain	19,253,235
Gross unrealized loss	(31,181,845)

Net unrealized security loss	$(11,928,610)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — 98.4%
Alabama — 1.4%
Alexander City Alabama Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
$585,000	5.000%	12/01/11	$594,307
Birmingham Waterworks & Sewer Board RB Series 2002 B (NATL-RE) (AAA/NR)(a)
5,000,000	5.000	01/01/13	5,415,600
Courtland Industrial Development Board RB Refunding for International Paper Co. Project Series 2003 A (BBB/Baa3)
1,415,000	5.000	11/01/13	1,494,127
Hoover City Alabama GO Warrants Series 2010 (AA+/Aa1)
860,000	2.000	03/01/12	872,444
1,890,000	2.000	03/01/13	1,924,909
Infirmary Health System Special Care Facilities Financing Authority of Mobile RB for Infirmary Health System, Inc. Series 2010 A (A-/NR)
1,185,000	5.000	02/01/11	1,187,417
500,000	5.000	02/01/12	515,665
1,000,000	5.000	02/01/13	1,053,280
Jefferson County Alabama Limited Obligation School Warrants RB Series 2004 A (BBB/B3)
3,500,000	5.250	01/01/11	3,500,000
Jefferson County Alabama Sewer Warrants RB for Capital Improvement Series 2002 D (FGIC) (AAA/Aaa)(a)
5,000,000	5.250	08/01/12	5,344,450
Tuscaloosa Alabama Public Educational Building Authority RB Refunding Series 2009 B (AA-/NR)
1,550,000	2.000	08/15/11	1,555,921
1,925,000	3.000	08/15/12	1,963,038
2,345,000	3.000	08/15/13	2,385,147
2,795,000	3.500	08/15/14	2,859,760
3,300,000	4.000	08/15/15	3,413,685
3,850,000	3.000	08/15/16	3,764,145

			37,843,895

Alaska — 0.4%
Alaska State Housing Finance Corp. RB Series 2002 A (NATL-RE) (GO OF CORP) (AA+/Aa2)
1,000,000	5.000	07/01/11	1,020,500
Anchorage Alaska GO Bonds Series 2001 B (NATL-RE FGIC) (AA/Aa2)
1,010,000	5.500	07/01/12	1,034,068
North Slope Borough Alaska GO Bonds Series 2001 A (NATL-RE) (AA-/Aa3)(b)
1,200,000	0.000	06/30/12	1,183,572
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (BBB+/Baa3)
7,810,000	4.625	06/01/23	7,181,139

			10,419,279

Arizona — 1.5%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (A+/NR)(c)
2,150,000	1.013	01/01/37	1,390,104
Arizona Health Facilities Authority Hospital RB for Catholic Healthcare West Series 2009 E (A/A2)(d)
2,000,000	5.000	07/02/12	2,093,180

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Arizona — (continued)
Arizona Health Facilities Authority Hospital RB for Phoenix Children’s Hospital Series 2007 A (NR/NR)(c)(d)
$4,500,000	1.340%	02/02/15	$4,177,800
Goodyear Arizona McDowell Road Commercial Corridor Improvement District Special Assessment Series 2007 A (AMBAC) (A-/A1)
1,160,000	5.250	01/01/11	1,160,000
1,225,000	5.250	01/01/12	1,263,539
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. of New Mexico Palo Verde Project Series 2010 A (BB+/Baa3)(c)(d)
5,000,000	4.000	06/01/15	4,944,150
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project Series 2009 A (BBB-/Baa2)(c)(d)
4,500,000	6.000	05/01/14	4,846,770
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project Series 2009 E (BBB-/Baa2)(c)(d)
1,000,000	6.000	05/01/14	1,077,060
Maricopa County Community College District GO Bonds Series 2009 C (AAA/Aaa)
5,000,000	3.000	07/01/13	5,236,400
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 B (BBB-/Baa2)(c)(d)
3,000,000	5.500	06/01/14	3,188,970
Phoenix Arizona GO Bonds Refunding Series 2009 C (AAA/Aa1)
1,225,000	2.000	07/01/12	1,248,728
4,000,000	2.500	07/01/13	4,147,120
Phoenix Civic Improvement Corp. RB Refunding Junior Lien Series 2009 B (AAA/Aa2)
1,000,000	3.000	07/01/12	1,033,400
Scottsdale Arizona GO Bonds for Projects of 1999 and 2000 Series 2004 (AAA/Aaa)
3,900,000	5.000	07/01/14	4,396,314

			40,203,535

Arkansas — 0.0%
Washington County Arkansas Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa1)
1,000,000	5.000	02/01/11	1,001,340

California — 12.0%
Adelanto Public Financing Authority RB Refunding Series 2006 (NR/NR)
745,000	4.050	09/15/11	747,756
Alameda Corridor Transportation Authority Senior Lien RB for Capital Appreciation Series 1999 A (NATL-RE) (A/A3)
1,000,000	5.125	10/01/16	1,007,210
Alameda Corridor Transportation Authority Tax-Exempt Lien RB Refunding for Capital Appreciation Series 2004 B (AMBAC) (A-/Baa2)(b)
7,790,000	0.000	10/01/12	7,271,575
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2009 F (A/A2)(c)(d)
2,500,000	5.000	07/01/14	2,704,100

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
California Health Facilities Financing Authority RB Refunding for St. Joseph Health System Series 2009 C (AA-/A1)(c)(d)
$5,000,000	5.000%	10/16/14	$5,482,150
California Health Facilities Financing Authority RB Unrefunded Balance for Catholic Healthcare West Series 2004 H (A/A2)(c)(d)
3,785,000	4.450	07/01/11	3,856,764
California Infrastructure & Economic Development Bank RB for The J. Paul Getty Trust RMKT 08/02/06 Series 2003 A (AAA/Aaa)(c)(d)
4,650,000	3.900	12/01/11	4,787,500
California Municipal Finance Authority COPS for Community Hospitals of Central California Obligated Group Series 2009 (BBB-/Baa2)
1,000,000	5.000	02/01/12	1,015,730
California State Department of Water Resources Power Supply RB Series 2010 M (AA-/Aa3)
10,885,000	5.000	05/01/13	11,813,600
8,000,000	5.000	05/01/14	8,849,040
15,585,000	4.000	05/01/16	16,839,748
California State Economic Recovery GO Bonds Refunding Series 2009 B (A+/Aa3)(c)(d)
40,290,000	5.000	07/01/14	43,691,282
California State Economic Recovery GO Bonds Series 2004 A (ETM) (AAA/Aaa)(a)
255,000	5.250	07/01/14	290,185
California State Economic Recovery GO Bonds Series 2008 B (AAA/Aaa)(a)(d)
5,925,000	5.000	07/01/11	6,061,512
California State Economic Recovery GO Bonds Unrefunded Balance Series 2004 A (A+/Aa3)
890,000	5.250	07/01/14	986,690
California State GO Bonds Refunding Series 2002 (A-/A1)
2,000,000	5.000	02/01/12	2,077,000
California State GO Bonds Refunding Series 2005 (A-/A1)
3,000,000	5.000	05/01/14	3,246,540
California State GO Bonds Series 1993 (FGIC-TCRS) (A-/A1)
4,150,000	4.750	09/01/23	4,083,849
California State GO Bonds Series 2002 (XLCA-ICR) (A-/NR)
200,000	5.000	02/01/13	207,612
California State GO Bonds Series 2004 (A-/A1)
2,000,000	4.125	04/01/13	2,096,140
California State Public Works Board Lease RB for Various Capital Projects Subseries 2009 G-1 (BBB+/A2)
5,000,000	4.000	10/01/11	5,078,800
California State Various Purpose GO Bonds Series 1991 (NATL-RE) (A-/NR)(b)
1,750,000	0.000	09/01/11	1,730,575
California State Various Purpose GO Bonds Series 2005 (A-/A1)
3,850,000	5.000	03/01/13	4,100,789
California State Various Purpose GO Bonds Series 2006 (A-/A1)
2,500,000	5.000	03/01/14	2,701,075

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
California Statewide Communities Development Authority RB for California State Proposition 1A Receivables Program Series 2009 (A-/A1)
$14,725,000	4.000%	06/15/13	$15,259,665
32,665,000	5.000	06/15/13	34,621,307
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2002 C (A+/NR)(c)(d)
1,000,000	3.850	06/01/12	1,040,100
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2009 A (A+/NR)
5,000,000	5.000	04/01/14	5,392,850
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2009 E (A+/NR)(c)(d)
3,000,000	3.500	05/02/11	3,015,150
Coachella Valley California Water District Improvement Bond Act of 1913/1915 Limited Obligation Improvement Assessment District 70 Series 2006 (NR/NR)
100,000	4.350	09/02/11	100,253
El Monte City School District GO Bonds BANS for Capital Appreciation Series 2010 (SP-1+/A2)(b)
13,300,000	0.000	09/01/15	11,769,436
Fairfield-Suisun Unified School District Public Financing Authority Special Tax Refunding Series 2006 A (AMBAC) (A-/Baa2)
350,000	5.000	08/15/11	355,800
550,000	5.000	08/15/12	573,787
250,000	5.000	08/15/14	264,785
Foothill-De Anza Community College District GO Bonds Series 2007 A (AMBAC) (AA/Aaa)
2,070,000	4.000	08/01/11	2,108,564
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2003 A-1 (AAA/Aaa)(a)
2,000,000	6.750	06/01/13	2,259,840
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (BBB-/Baa3)
17,295,000	4.500	06/01/27	13,283,425
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2003 B (AAA/Aaa)(a)
2,000,000	5.500	06/01/13	2,200,780
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AMBAC) (BBB+/A2)
1,815,000	5.000	06/01/11	1,835,201
1,150,000	5.000	06/01/12	1,190,411
Kings River Conservation District COPS for Peaking Project Series 2004 (NR/Baa1)
300,000	5.000	05/01/11	303,294
300,000	5.000	05/01/12	310,401
Los Angeles Community Redevelopment Agency Tax Allocation for Hollywood Redevelopment Project Series 1998 C (NATL-RE) (BBB/Baa1)
540,000	5.500	07/01/17	561,163

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Refunding First Tier Senior Series 2009 A (AAA/Aa2)
$4,000,000	5.000%	07/01/11	$4,087,000
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Refunding Second Senior Tier Series 2009 B (AA+/Aa2)
2,385,000	4.000	07/01/13	2,544,628
Los Angeles Department of Water & Power, Power System RB Refunding Subseries 2001 A-2 (NATL-RE) (AA-/Aa3)
2,435,000	5.375	07/01/13	2,487,304
Los Angeles Department of Water & Power, Power System RB Refunding Subseries 2001 A-2 (NATL-RE) (BBB/Aa3)(a)
4,345,000	5.375	07/01/11	4,451,974
Los Angeles Unified School District GO Bonds Refunding Series 2009 A (AA-/Aa2)
4,065,000	2.500	07/01/11	4,101,463
4,010,000	5.000	07/01/12	4,252,003
3,080,000	3.000	07/01/13	3,195,531
3,735,000	3.000	07/01/14	3,873,046
Los Angeles Unified School District GO Bonds Series 2003 A (NATL-RE) (AA-/Aa2)
2,000,000	5.000	07/01/13	2,172,420
Northern California Power Agency Capital Facilities RB Refunding Series 2010 A (A-/A3)
1,250,000	2.000	08/01/12	1,269,450
1,790,000	3.000	08/01/13	1,854,727
1,235,000	4.000	08/01/14	1,319,733
1,705,000	3.000	08/01/15	1,745,306
Poway Unified School District GO BANS for School Facilities Improvement District No. 2007-1, Election of 2008 Series 2010 (NR/MIG1)(b)
12,000,000	0.000	12/01/11	11,868,120
Richmond California Wastewater RB Refunding Series 2006 A (AMBAC) (AA-/A2)
255,000	5.000	08/01/14	271,702
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(c)
1,650,000	0.728	12/01/35	1,109,295
San Bernardino County Transportation Authority Sales Tax RB Series 2009 A (SP-1+/MIG1)
1,500,000	4.000	05/01/12	1,558,545
San Diego Public Facilities Financing Authority RB Refunding Series 2009 B (A+/Aa3)
1,000,000	5.000	05/15/13	1,084,280
San Francisco City & County Airport Commission San Francisco International Airport RB Refunding Second Series 2010 D (AGM) (AA+/Aa3)
4,455,000	5.000	05/01/17	4,972,626
San Francisco City & County Redevelopment Agency Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB/NR)
350,000	4.000	08/01/11	351,904
250,000	4.500	08/01/13	256,775
200,000	5.000	08/01/14	209,712

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
California — (continued)
San Jose Redevelopment Agency Tax Allocation for Merged Area Redevelopment Project Series 1993 (NATL-RE) (BBB/A2)
$2,710,000	6.000%	08/01/15	$2,973,466
San Luis & Delta-Mendota Water Authority RB for DHCCP Development Projects Series 2009 A (A+/NR)
3,000,000	4.500	03/01/14	3,134,430
Tobacco Securitization Authority of Northern California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2005 A-1 (BBB/Baa3)
1,600,000	4.750	06/01/23	1,429,264
Tobacco Securitization Authority of Southern California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2002 A (AAA/Aaa)(a)
4,590,000	5.250	06/01/12	4,876,232
William S. Hart Union High School District GO BANS Series 2009 (SP-1/NR)
3,730,000	4.000	12/01/11	3,777,371
2,825,000	5.000	12/01/11	2,885,992

			315,287,733

Colorado — 0.9%
Denver Colorado Airport System RB Series 2009 A (A+/A1)
500,000	5.000	11/15/12	533,520
Denver Colorado GO Bonds for Better Denver and Zoo Series 2009 A (AAA/Aaa)
1,025,000	4.000	08/01/11	1,046,187
E-470 Public Highway Authority RB Senior Series 1997 A (NATL-RE) (BBB/Baa1)
4,125,000	5.750	09/01/13	4,353,896
E-470 Public Highway Authority RB Series 2007 B-2 (NATL-RE) (BBB/Baa1)(c)(d)
3,000,000	5.000	09/02/11	3,066,330
Northwest Parkway Public Highway Authority First Tier Subordinate RB for Current Interest Series 2001 D (AMBAC) (NR/NR)(a)
1,250,000	7.125	06/15/11	1,310,450
Northwest Parkway Public Highway Authority Senior RB for Capital Appreciation Series 2001 B (AMBAC) (NR/NR)(a)(b)
6,500,000	0.000	06/15/11	2,232,990
Northwest Parkway Public Highway Authority Senior RB Series 2001 A (AGM) (AA+/Aa3)(a)
11,400,000	5.250	06/15/11	11,867,514

			24,410,887

Connecticut — 2.0%
Connecticut State GO Bonds for Economic Recovery Series 2009 D (AA/Aa2)
10,000,000	5.000	01/01/13	10,810,500
Connecticut State GO Bonds Refunding Series 2004 B (NATL-RE) (AA/Aa2)
4,325,000	5.000	12/01/13	4,804,686
Connecticut State Health & Educational Facilities Authority RB for Ascension Health Series 1999 B (AA/Aa1)(c)(d)
930,000	3.500	02/01/12	946,796
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2010 A-3 (AAA/Aaa)(c)d)
10,000,000	4.000	02/07/13	10,620,700

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Connecticut — (continued)
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2010 A-4 (AAA/Aaa)(c)(d)
$21,045,000	5.000%	02/12/15	$23,803,578
University of Connecticut Series 2010 A (GO OF UNIV) (AA/Aa2)
1,000,000	5.000	02/15/13	1,083,780

			52,070,040

District of Columbia — 0.2%
District of Columbia Income Tax Secured RB Refunding Series 2010 C (AAA/Aa1)(c)
5,000,000	0.520	12/01/11	5,004,700

Florida — 6.2%
Alachua County Health Facilities Authority RB for Shands HealthCare Project Series 2010 B (A/A2)
2,065,000	3.000	12/01/11	2,092,175
920,000	3.000	12/01/12	938,492
Broward County Florida Port Facilities RB Series 2009 A (A-/A2)
2,360,000	5.000	09/01/11	2,414,728
2,765,000	5.000	09/01/12	2,920,725
Broward County Florida School Board COPS Series 2002 B (AGM) (AA+/Aa3)(a)
4,105,000	5.375	07/01/11	4,205,655
Capital Trust Agency RB for Seminole Tribe Convention Series 2003 A (AAA/NR)(a)(e)
5,000,000	8.950	10/01/12	5,778,800
Citizens Property Insurance Corp. Senior Secured RB for High-Risk Account Series 2010 A-1 (A+/A2)
7,500,000	5.000	06/01/14	7,870,275
2,000,000	5.000	06/01/15	2,090,660
Citizens Property Insurance Corp. Senior Secured RB Refunding for High Risk Account Series 2007 A (NATL-RE) (A+/A2)
4,515,000	5.000	03/01/13	4,707,700
Escambia Country Florida Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB+/Baa1)
1,980,000	5.000	08/15/13	2,080,723
2,240,000	5.000	08/15/14	2,366,985
2,365,000	5.000	08/15/15	2,498,244
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2006 A (NATL-RE-IBC) (AA-/Aa3)
17,300,000	5.000	07/01/11	17,580,087
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2008 A (AA-/Aa3)
8,000,000	5.000	07/01/13	8,481,680
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2010 A (AA-/Aa3)
13,305,000	5.000	07/01/15	14,310,459
Florida State Board of Education GO Bonds for Public Education Capital Outlay Series 2009 F (AAA/Aa1)
3,195,000	3.000	06/01/13	3,338,711
Florida State Board of Education GO Bonds Series 2002 B (AAA/Aa1)
1,505,000	5.375	01/01/11	1,505,000
Florida State Department of Environmental Protection Florida Forever RB Refunding Series 2010 C (AA-/Aa3)
7,500,000	4.000	07/01/11	7,620,225

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Florida State Department of Transportation GO Bonds for Right-of-Way Acquisition and Bridge Construction Series 2002 (AAA/Aa1)
$3,790,000	5.375%	07/01/13	$4,075,311
Florida State Department of Transportation Turnpike RB Refunding Series 2003 B (AMBAC) (AA-/Aa3)
3,650,000	5.000	07/01/17	3,947,439
Florida State Municipal Power Agency RB for St. Lucie Project Series 2009 A (A/A2)
2,845,000	5.000	10/01/13	3,061,817
2,985,000	5.000	10/01/14	3,237,442
Florida State Municipal Power Agency RB for Stanton Project Series 2009 A (A+/A1)
885,000	4.000	10/01/12	925,940
415,000	5.000	10/01/13	449,976
890,000	5.000	10/01/14	975,253
Florida State Municipal Power Agency RB for Stanton II Project Series 2009 A (A+/A1)
420,000	4.000	10/01/12	439,429
250,000	4.000	10/01/14	265,968
Florida State Municipal Power Agency RB for Tri-City Project Series 2009 A (A+/A1)
265,000	3.000	10/01/12	272,717
290,000	3.000	10/01/13	299,805
290,000	3.000	10/01/14	298,172
Florida State Municipal Power Agency RB Refunding for Stanton Project Series 2008 (A+/A1)
1,030,000	4.250	10/01/12	1,082,056
Halifax Hospital Medical Center RB Refunding & Improvement Series 2006 A (A-/NR)
1,255,000	5.000	06/01/13	1,325,368
855,000	5.000	06/01/14	912,516
Highlands County Florida Health Facilities Authority RB for Adventist Health System/Sunbelt Obligated Group Series 2002 (AA-/Aa3)(c)(d)
2,450,000	3.950	09/01/12	2,553,096
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2009 E (AA-/Aa3)
2,000,000	5.000	11/15/13	2,170,640
1,000,000	5.000	11/15/15	1,101,690
Hillsborough County Aviation Authority RB for Tampa International Airport Series 2009 A (A+/Aa3)
3,050,000	5.000	10/01/13	3,304,492
Jacksonville Florida Special RB Series 2010 B-1 (AA-/Aa2)
4,415,000	5.000	10/01/14	4,930,319
JEA Florida Electric System RB Refunding Series 2009-3A (AA-/Aa2)
2,275,000	5.000	10/01/13	2,485,915
JEA Florida Electric System RB Refunding Subseries 2009 B (A+/Aa3)
2,000,000	5.000	10/01/11	2,065,060
JEA Florida Electric System RB Refunding Subseries 2009 C (ASSURED GTY) (AA+/Aa3)
2,000,000	5.000	10/01/14	2,206,420

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Florida — (continued)
Miami-Dade County School Board COPS Series 2003 B (NATL-RE) (A/A1)(c)(d)
$1,500,000	5.000%	05/01/11	$1,518,150
1,400,000	5.500	05/01/11	1,416,198
Miami-Dade County School District GO Bonds Refunding Series 1996 (NATL-RE) (A+/Aa3)
1,170,000	5.000	07/15/11	1,194,944
Miami-Dade County Water and Sewer System RB Refunding Series 2008 B (AGM) (AA+/Aa2)
1,500,000	5.000	10/01/13	1,645,425
Miami-Dade County Water and Sewer System RB Refunding Series 2008 C (BHAC) (AA+/Aa1)
1,750,000	5.000	10/01/12	1,872,867
Orange County School Board COPS Series 1997 A (NATL-RE) (A+/Aa3)
2,870,000	6.000	08/01/11	2,951,135
Osceola County School Board COPS for Harter Educational Facilities Lease Purchase Agreement Series 2009 A (ASSURED GTY) (AA+/Aa3)
1,665,000	3.000	06/01/12	1,695,386
2,495,000	5.000	06/01/14	2,652,011
Palm Beach County Airport System RB Unrefunded Balance Series 2002 (NATL-RE) (A/A2)
2,000,000	5.750	10/01/11	2,062,320
Polk County Florida RB Refunding for Capital Improvement Series 2010 (AA/A1)
1,000,000	3.000	12/01/15	1,019,220
Port St. Lucie Florida Utility System RB Series 2003 (NATL-RE) (BBB/Baa1)(a)(b)
3,650,000	0.000	09/01/13	1,224,794
Sarasota County School Board COPS for Master Lease Program Series 2010 B (AA-/Aa2)
1,000,000	3.000	07/01/13	1,033,530
1,400,000	3.000	07/01/14	1,442,644
1,400,000	3.000	07/01/15	1,430,744
Tampa Bay Water Utility System RB Refunding for Regulation of Water Supply Authority Series 2004 (NATL-RE FGIC) (AA+/Aa2)
5,145,000	5.000	10/01/13	5,643,808

			163,991,341

Georgia — 2.7%
Albany-Dougherty County Hospital Authority RB for Regional Linked Stars and Cars Series 1993 (AMBAC) (AA-/Aa3)
2,500,000	5.700	09/01/13	2,508,225
Atlanta Georgia Wastewater RB Series 2009 A (A/A1)
2,500,000	4.000	11/01/11	2,561,225
Carroll City-County Hospital Authority Revenue Anticipation Certificates for Tanner Medical Center, Inc. Project Series 2010 (CNTY GTD) (AA-/Aa2)
1,530,000	4.000	07/01/16	1,648,651
Cherokee County Georgia GO Bonds Series 2009 (AA+/Aa1)
1,200,000	3.000	04/01/11	1,207,704

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Georgia — (continued)
Clayton County & Clayton County Water Authority Water and Sewerage RB Refunding Series 2009 (AA+/NR)
$500,000	3.000%	05/01/12	$514,570
1,000,000	4.000	05/01/13	1,061,310
Clayton County & Clayton County Water Authority Water and Sewerage RB Refunding Series 2010 (AA+/NR)
500,000	3.000	05/01/12	514,570
Cobb County Water and Sewer Improvement RB Series 2009 (AAA/Aaa)
1,025,000	5.000	07/01/13	1,127,398
1,000,000	4.500	07/01/14	1,109,170
Cobb County-Marietta Water Authority RB Series 2009 (AAA/Aaa)
1,500,000	5.000	11/01/13	1,666,530
2,850,000	5.000	11/01/14	3,232,784
Coffee County School District Sales Tax GO Bonds Series 2009 (ST AID WITHHLDG) (AA+/NR)
700,000	3.000	08/01/12	722,337
Columbia County Georgia Sales Tax GO Bonds Series 2009 (AA+/Aa1)
1,265,000	4.000	04/01/12	1,319,129
DeKalb County School District GO Bonds Series 2007 (ST AID WITHHLDG) (AA+/Aa1)
10,000,000	5.000	02/01/13	10,814,000
East Point Building Authority RB for Water and Sewer Project Series 2006 A (XLCA) (NR/NR)
1,025,000	5.000	02/01/12	1,042,528
750,000	5.000	02/01/13	768,652
East Point Building Authority RB Refunding for Water and Sewer Project Series 2007 (XLCA) (NR/NR)
600,000	4.000	02/01/12	603,366
Fulton County Facilities Corp. COPS for Public Purposes Project Series 2009 (AA-/Aa3)
1,100,000	3.000	11/01/11	1,116,687
Fulton Dekalb Georgia Hospital Authority RB Refunding Certificates Series 2003 (AGM) (AA+/Aa2)
1,705,000	5.000	01/01/11	1,705,000
Georgia State GO Bonds Refunding Series 2005 B (AAA/Aaa)
3,425,000	5.000	07/01/12	3,649,098
Georgia State GO Bonds Refunding Series 2009 E (AAA/Aaa)
2,220,000	4.000	07/01/13	2,390,141
Henry County School District GO Bonds Refunding Series 2001 (AA-/Aa2)
1,000,000	5.125	08/01/14	1,023,470
Marietta Georgia GO Bonds Refunding Series 2009 A (AA+/Aa2)
1,000,000	2.500	02/01/13	1,027,150
1,000,000	5.000	02/01/14	1,105,010
Marietta Georgia GO Bonds Refunding Series 2009 B (AA+/Aa2)
645,000	4.000	01/01/12	665,421
710,000	2.000	01/01/13	721,970
Monroe County Development Authority PCRB for Georgia Power Co. First Series 1995 (A/A3)(c)(d)
2,000,000	4.500	04/01/11	2,015,940
Municipal Electric Authority RB for Combustion Turbine Project Series 2002 A (NATL-RE) (A/A1)
8,260,000	5.250	11/01/13	8,857,941

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Georgia — (continued)
Municipal Electric Authority RB Subseries 2010 B (A/A2)
$1,200,000	3.000%	01/01/12	$1,224,036
2,355,000	3.000	01/01/13	2,416,018
1,685,000	3.000	01/01/14	1,724,766
Polk School District GO Bonds for Capital Appreciation Series 2008 (ST AID WITHHLDG) (AA+/Aa1)(b)
1,355,000	0.000	04/01/12	1,334,079
Public Gas Partners, Inc. RB Series 2009 A (A+/A2)
6,130,000	5.000	10/01/15	6,693,347

			70,092,223

Guam — 0.6%
Guam Education Financing Foundation COPS for Public School Facilities Project Series 2006 A (A-/NR)
1,030,000	5.000	10/01/12	1,066,555
Guam Government Limited Obligation RB for Section 30 Series 2009 A (BBB-/NR)
1,000,000	5.000	12/01/13	1,058,370
Guam Power Authority RB Subseries 2010 A (BBB-/Ba2)
2,000,000	6.000	10/01/11	2,000,200
11,680,000	6.500	10/01/12	11,682,219

			15,807,344

Hawaii — 0.5%
Hawaii State GO Bonds Refunding Series 2003 DT (AA/Aa1)
4,000,000	4.000	11/01/14	4,368,480
Hawaii State GO Bonds Series 2003 DA (NATL-RE) (AA/Aa1)(a)
3,745,000	5.250	09/01/13	4,166,238
Honolulu City and County GO Bonds Series 2004 B (NATL-RE) (AA+/Aa1)
3,600,000	5.000	07/01/15	4,028,040

			12,562,758

Idaho — 0.4%
Madison County Idaho Hospital COPS Refunding Series 2006 (BBB-/NR)
425,000	5.000	09/01/11	430,295
University of Idaho RB Refunding Series 2007 A (AGM) (AA+/Aa3)(a)(d)
9,240,000	4.375	04/01/11	9,330,922

			9,761,217

Illinois — 6.5%
Berwyn Illinois GO Bonds Refunding Series 2004 (AMBAC) (NR/NR)
200,000	5.000	12/01/12	210,582
Chicago Illinois Board of Education GO Bonds Refunding Capital Appreciation for School Reform Series 1999 A (NATL-RE FGIC) (AA-/Aa2)(b)
2,500,000	0.000	12/01/15	2,140,500
Chicago Illinois GO Bonds for City Colleges of Chicago Capital Improvement Project Series 1999 (NATL-RE FGIC) (A+/Aa3)(b)
2,000,000	0.000	01/01/14	1,859,060
Chicago Illinois GO Bonds for Lakefront Millennium Parking Facility Series 1999 (NATL-RE) (A+/NR)(a)
5,000,000	5.750	01/01/12	5,356,050

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Illinois — (continued)
Chicago Illinois GO Bonds Refunding Series 2005 A (AGM) (AA+/Aa3)
$5,000,000	5.000%	01/01/15	$5,388,900
Chicago Illinois Midway Airport Second Lien RB Series 2010 B (A-/A3)(c)(d)
3,750,000	5.000	01/01/15	4,050,487
Chicago Illinois O’Hare International Airport RB Series 2008 A (AGM) (AA+/Aa3)
6,275,000	5.000	01/01/15	6,874,513
Chicago Illinois Park District Harbour Facilities RB for Airport and Marina Improvement Series 2000 (XLCA-ICR) (NR/A1)(a)
1,610,000	5.650	01/01/11	1,610,000
Chicago Illinois Public Building Commission RB Refunding Series 2006 (AMBAC) (A/A1)
1,000,000	5.000	03/01/15	1,076,340
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (NR/NR)
300,000	5.000	11/15/11	305,694
2,715,000	6.250	11/15/13	2,778,802
Illinois Educational Facilities Authority RB for University of Chicago RMKT 10/04/01 Series 2001 B-1 (AA/Aa1)(c)(d)
7,025,000	1.125	02/14/13	6,990,788
Illinois Educational Facilities Authority RB for University of Chicago RMKT 7/01/09 Series 1998 (AA/Aa1)(c)(d)
2,500,000	3.375	02/03/14	2,605,850
Illinois Educational Facilities Authority RB for University of Chicago Series 2001 B-2 (AA/Aa1)(c)(d)
2,000,000	1.875	02/12/15	1,959,680
Illinois Finance Authority Gas Supply RB Refunding for The Peoples Gas Light and Coke Co. Project Series 2010 (A-/A1)(c)(d)
2,250,000	2.125	07/01/14	2,160,023
Illinois Finance Authority RB for Art Institute of Chicago Series 2010 B (A+/A1)
5,250,000	4.000	07/01/15	5,475,068
Illinois Finance Authority RB Refunding for Advocate Health Care Network Series 2010 D (AA/Aa2)
1,000,000	3.000	04/01/12	1,016,350
5,110,000	3.000	04/01/13	5,233,662
Illinois Finance Authority RB Refunding for Resurrection Health Care Corp. Series 2009 (BBB+/Baa1)
1,750,000	5.000	05/15/13	1,820,613
5,000,000	5.000	05/15/14	5,209,850
4,400,000	5.250	05/15/15	4,583,920
Illinois Health Facilities Authority RB for Advocate HealthCare Network Series 2003 A (AA/Aa2)(c)(d)
1,745,000	4.375	07/01/14	1,833,367
Illinois Health Facilities Authority RB for Delnor Hospital RMKT 09/04/08 Series 2003 A (AGM) (AA+/Aa3)
1,875,000	5.000	05/15/11	1,899,056
Illinois Municipal Electric Agency RB Refunding Series 2007 C (NATL-RE FGIC) (A+/A1)
1,200,000	5.000	02/01/11	1,202,892

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Illinois — (continued)
Illinois State Build Illinois Sales Tax RB Junior Obligation Series 2010 (AAA/NR)
$5,050,000	5.000%	06/15/14	$5,507,732
Illinois State GO Bonds Refunding Series 2007 B (A+/A1)
1,800,000	5.000	01/01/11	1,800,000
Illinois State GO Bonds Refunding Series 2010 (A+/A1)
25,345,000	5.000	01/01/14	26,664,968
Illinois State GO Bonds Refunding Series 2010 (AGM) (AA+/Aa3)
6,725,000	5.000	01/01/15	7,076,986
Illinois State GO Bonds Series 2003 (NATL-RE) (A+/A1)
3,200,000	5.000	06/01/14	3,325,472
Illinois State GO Bonds Series 2004 B (A+/A1)
7,560,000	5.000	03/01/13	7,884,324
Illinois State GO Bonds Series 2009 A (A+/A1)
10,000,000	3.500	09/01/13	10,111,100
Illinois State GO Bonds Series 2010 (SP-1/NR)
21,000,000	3.000	06/14/11	21,104,790
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (BBB+/NR)
5,000,000	4.000	06/01/13	5,170,400
4,750,000	5.000	06/01/15	5,028,445
University of Illinois COPS for Utilities Infrastructure Projects Series 2001 A (AMBAC) (AA-/Aa2)(a)
3,000,000	5.000	08/15/11	3,083,190

			170,399,454

Indiana — 1.7%
Anderson School Building Corp. RB for First Mortgage Series 2003 (AMBAC) (AA+/NR)(a)
1,750,000	5.000	07/15/13	1,928,920
Delaware County Indiana Hospital Authority RB Refunding for Ball Memorial Hospital, Inc. Obligated Group Series 2009 A (NR/Baa3)
2,545,000	5.000	08/01/13	2,620,357
3,185,000	5.625	08/01/18	3,232,871
Duneland School Building Corp. RB Refunding for First Mortgage Series 2009 (ST AID WITHHLDG) (AA+/NR)
1,070,000	4.000	02/01/13	1,117,219
Indiana Bond Bank RB for State Revenue Funding Program Series 2004 B (AAA/NR)
4,000,000	5.000	02/01/13	4,330,760
Indiana Health Facility Financing Authority RB for Ascension Health RMKT 02/25/09 Series 2001 (AA/Aa1)(c)(d)
2,000,000	3.625	08/01/11	2,037,900
Indiana Health Facility Financing Authority RB for Ascension Health RMKT 05/01/09 Series 2009 A (AA-/Aa2)(c)(d)
1,500,000	5.000	08/01/13	1,630,770
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Series 2010 (AA-/NR)(c)(e)(f)
850,000	23.570	01/01/11	1,488,070
Indiana Transportation Finance Authority Highway RB Series 2003 A (AGM) (AA+/Aa1)(a)
13,580,000	5.000	06/01/13	14,884,902
Indiana University RB for Student Fees Series 2008 S (AA+/Aaa)
1,200,000	5.000	08/01/12	1,280,928

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Indiana — (continued)
Indianapolis Thermal Energy System First Lien RB Refunding Series 2010 B (AGM) (AA+/Aa3)
$3,905,000	5.000%	10/01/15	$4,344,117
Jasper County PCRB Refunding for Northern Indiana Public Service Co. Project RMKT 08/25/08 Series 1994 B (NATL-RE) (BB+/Baa1)
2,500,000	5.200	06/01/13	2,642,750
Rockport Indiana PCRB Refunding for Michigan Power Co. Project Series 2009 B (BBB/Baa2)(c)(d)
2,500,000	6.250	06/02/14	2,729,900

			44,269,464

Iowa — 0.5%
State University of Iowa Athletic Facilities RB Series 2010 S.U.I (AA-/Aa2)
500,000	2.500	07/01/14	514,865
450,000	2.500	07/01/15	461,759
State University of Iowa RB for Academic Building Revenue Flood Anticipation Project Series 2009 (SP-1+/MIG1)
8,600,000	3.000	01/01/13	8,677,314
State University of Iowa RB Refunding for University’s Utility System Series 2009 S.U.I (NR/Aa1)
1,000,000	3.000	11/01/12	1,040,640
1,185,000	3.000	11/01/13	1,246,027

			11,940,605

Kansas — 0.6%
Burlington Kansas Environmental RB Refunding for Kansas City Power & Light Co. RMKT 04/08/08 Series 2007 A-1 (FGIC) (NR/Baa2)(c)(d)
2,000,000	5.125	04/01/11	2,013,420
Kansas Development Finance Authority Hospital RB for Adventist Health System Series 2009 (AA-/Aa3)
1,000,000	4.000	11/15/12	1,048,150
2,390,000	4.000	11/15/13	2,540,761
Kansas Development Finance Authority Hospital RB for Adventist Health System/Sunbelt Obligated Group Series 2009 D (AA-/Aa3)
475,000	3.000	11/15/11	482,339
355,000	3.500	11/15/12	368,845
200,000	5.000	11/15/13	218,176
225,000	5.000	11/15/14	249,248
Kansas Development Finance Authority RB for Public Water Supply Revolving Loan Fund Series 2004 (AAA/Aaa)
4,455,000	5.000	04/01/13	4,852,653
Kansas Development Finance Authority RB for University of Kansas Housing System Project Series 2010 A (AA/Aa1)
1,000,000	3.000	11/01/14	1,046,010
Overland Park City Kansas GO Bonds for Internal Improvement Series 2006 A (AAA/Aaa)
2,065,000	4.250	09/01/13	2,239,844

			15,059,446

Kentucky — 0.3%
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA/NR)(e)(f)
940,000	14.520	11/11/14	1,324,723

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Kentucky — (continued)
Louisville/Jefferson County Metro Government GO Bonds Refunding Series 2010 D (AA+/Aa1)
$2,865,000	3.000%	10/01/13	$2,994,813
2,875,000	3.000	10/01/14	3,013,000
Western Kentucky University RB for General Recipients Series 2009 (ASSURED GTY) (AA+/Aa2)
1,080,000	3.000	09/01/13	1,108,340

			8,440,876

Louisiana — 1.5%
Baton Rouge Louisiana Public Improvement Sales Tax RB Refunding Series 2010 B (AA+/Aa2)
450,000	3.000	08/01/14	468,918
500,000	3.000	08/01/15	519,515
DeSoto Parish Louisiana PCRB Refunding for International Paper Co. Projects Series 2002 A (BBB/Baa3)
1,240,000	5.000	10/01/12	1,284,429
East Baton Rouge Parish Louisiana RB Refunding for Public Improvement Series 2004 ST (AMBAC) (AA/A1)(a)
4,405,000	5.000	02/01/14	4,952,277
Greater New Orleans Expressway Commission RB Refunding Series 2009 (ASSURED GTY) (AA+/Aa3)
225,000	2.750	11/01/12	228,811
100,000	2.750	11/01/13	101,276
205,000	2.750	11/01/14	205,070
Livingston Parish Louisiana RB Certificates of Indebtedness Series 2005 (NR/NR)
2,500,000	4.750	05/01/15	2,400,550
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Jefferson Parish Series 2009 A (AA-/Aa2)
250,000	3.000	04/01/11	251,222
400,000	3.000	04/01/12	408,772
370,000	3.000	04/01/13	379,365
Louisiana Public Facilities Authority RB for Archdiocese of New Orleans Project Series 2007 (CIFG) (NR/Baa2)
350,000	5.000	07/01/12	362,138
Louisiana Public Facilities Authority RB for Cleco Power LLC Project Series 2008 (BBB/Baa2)(c)(d)
600,000	7.000	12/01/11	625,002
Louisiana Public Facilities Authority RB for Hurricane Recovery Program Series 2007 (AMBAC) (A+/Aa3)
2,030,000	4.000	06/01/12	2,104,055
Louisiana State Gasoline and Fuels Tax RB Second Lien RMKT 06/01/10 Series 2010 A-1 (AA/Aa2)(c)(d)
5,000,000	1.090	06/01/13	5,023,900
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project RMKT 10/01/10 Series 2007 B-1A (A/NR)(d)
3,600,000	1.600	10/01/12	3,563,316
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2010 B-1 (A/NR)(c)(d)
4,750,000	1.875	10/01/13	4,719,125
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2010 B-2 (A/NR)(c)(d)
4,845,000	2.100	10/01/14	4,782,984

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Louisiana — (continued)
Morehouse Parish Louisiana PCRB Refunding for International Paper Co. Project Series 2001 A (BBB/Baa3)
$3,520,000	5.250%	11/15/13	$3,743,415
New Orleans Regional Transit Authority Sales Tax RB Series 2010 (AGM) (AA+/Aa3)
500,000	4.000	12/01/15	537,525
610,000	4.000	12/01/16	654,390
Terrebonne Parish Louisiana Hospital Service District No. 1 RB Refunding for Terrebonne General Medical Center Project Series 2010 (A/A2)
225,000	3.000	04/01/12	228,206
500,000	4.000	04/01/13	518,985
420,000	4.000	04/01/16	433,818
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 B (A-/Baa3)
180,000	5.500	05/15/30	176,211

			38,673,275

Maine — 0.3%
Ellsworth Maine GO BANS Series 2009 (SP-1+/NR)
4,119,000	2.000	12/15/11	4,168,922
Finance Authority of Maine Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 11/10/04 Series 2004 (BBB/NR)(d)
3,125,000	3.800	11/01/15	3,233,531

			7,402,453

Maryland — 1.5%
Anne Arundel County Maryland GO Bonds for Consolidated General Improvements Series 2002 (AAA/NR)(a)
3,270,000	5.250	03/01/12	3,447,169
Anne Arundel County Maryland GO Bonds for Consolidated General Improvements Series 2009 (AAA/Aa1)
2,345,000	4.000	04/01/13	2,505,210
Baltimore County Maryland GO Bonds 71st issue for Metropolitan District Public Improvement Series 2008 (AAA/Aaa)
1,420,000	5.000	02/01/14	1,586,836
Baltimore County Maryland GO Bonds Refunding for Pension Funds Series 2009 (AAA/Aaa)
3,575,000	5.000	08/01/13	3,947,801
Maryland State GO Bonds for State and Local Facilities Loan Second Series 2008 (AAA/Aaa)
5,000,000	5.000	07/15/12	5,334,050
Maryland State GO Bonds Refunding Series 2004 (AAA/Aaa)
5,225,000	5.000	02/01/12	5,476,688
5,000,000	5.000	02/01/13	5,435,000
Maryland State Transportation Authority Grant and Revenue Anticipation Bonds Series 2008 (AAA/Aa1)
4,500,000	5.250	03/01/15	5,144,040
Montgomery County Maryland GO Bonds Refunding for Consolidated Public Improvement Series 2009 A (AAA/Aaa)
5,000,000	5.000	11/01/13	5,564,000

			38,440,794

Massachusetts — 2.0%
Boston Massachusetts GO Bonds Refunding Series 2009 C (AA+/Aaa)
1,000,000	3.000	02/01/13	1,043,010

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Massachusetts — (continued)
Boston Massachusetts GO Bonds Series 2009 A (AA+/Aaa)
$1,000,000	4.000%	04/01/13	$1,068,090
Massachusetts Bay Transportation Authority Senior Sales Tax RB Series 2002 A (AAA/Aa1)(a)
10,000,000	5.250	07/01/12	10,637,300
Massachusetts State Department of Transportation Senior RB for Metropolitan Highway System Series 2010 B (A/A3)
4,000,000	5.000	01/01/15	4,386,960
Massachusetts State Development Finance Agency RB for Boston University Series 2009 V-2 (A/A2)
4,000,000	2.875	10/01/14	4,009,080
Massachusetts State Development Finance Agency Resource Recovery RB for SEMASS System Series 2001 A (NATL-RE) (A/Baa1)
2,175,000	5.625	01/01/12	2,223,154
260,000	5.625	01/01/14	267,553
Massachusetts State GO Bonds Consolidated Loan Series 2004 A (AA/Aa1)(a)
5,000,000	5.000	08/01/14	5,615,700
Massachusetts State GO Bonds Consolidated Loan Series 2004 D (AGM) (AA+/Aa1)(a)
3,475,000	5.000	12/01/14	3,931,824
Massachusetts State GO Bonds Refunding Series 2010 A (AA/Aa2)(c)
2,500,000	0.870	02/01/14	2,501,550
Massachusetts State GO Bonds Series 2001 C (AA/Aa1)
6,250,000	5.500	12/01/12	6,517,375
Massachusetts State GO Bonds Series 2005 C (AA/Aa1)
3,250,000	5.000	09/01/12	3,482,960
Massachusetts State Health & Educational Facilities Authority RB for Amherst College Series 2009 K-2 (AAA/Aaa)(c)(d)
3,750,000	2.750	01/05/12	3,823,463
Massachusetts State Health & Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (NR/NR)
780,000	5.000	08/15/11	785,195
465,000	5.000	08/15/12	469,417
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Care Series 1998 A (AGM) (AA+/Aa3)
690,000	5.250	07/01/12	691,504
Massachusetts State Health & Educational Facilities Authority RB for Milford Regional Medical Center Series 2007 E (BBB-/Baa3)
285,000	5.000	07/15/11	286,100

			51,740,235

Michigan — 3.8%
Detroit Michigan Sewage Disposal RB Refunding Series 2003 A (AGM) (AA+/Aa3)
3,000,000	5.000	07/01/11	3,049,020
Kent Hospital Finance Authority RB Refunding for Spectrum Health System Series 2008 A (AA/Aa3)(c)(d)
6,850,000	4.250	01/15/14	7,325,596
Michigan Municipal Bond Authority State Aid Revenue Notes for Detroit School District Series 2010 B (SP-1/NR)
17,000,000	5.000	03/21/11	17,117,470

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Michigan — (continued)
Michigan State Building Authority RB Refunding for Facilities Program Series 2003 I (AGM) (AA+/Aa3)
$7,580,000	5.250%	10/15/14	$8,195,117
Michigan State COPS GO Bonds Series 2004 A (NATL-RE) (NR/NR)(d)
21,200,000	5.000	09/01/11	21,550,224
Michigan State GO Bonds Refunding for Environmental Program Series 2005 B (NATL-RE) (AA-/Aa2)
10,025,000	5.000	11/01/19	10,622,490
Michigan State Hospital Finance Authority RB for Ascension Health Credit Group RMKT 08/16/10 Series 1999 B-3 (AA/NR)(c)(d)
3,875,000	2.000	08/01/14	3,845,860
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health System Series 2009 (A/A1)
1,000,000	3.500	11/15/11	1,016,000
1,000,000	3.000	11/15/12	1,019,640
Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Exempt Facilities Project RMKT 06/01/09 Series 2008 ET-1 (A/NR)(c)(d)
2,500,000	5.250	08/01/14	2,662,075
Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Pollution Control Project Series 1995 CC (AMBAC) (BBB+/Baa1)(c)(d)
25,000	4.850	09/01/11	25,358
Monroe County Hospital Finance Authority Hospital RB Refunding for Mercy Memorial Hospital Corporate Obligations Series 2006 A (BB+/Baa3)
980,000	5.000	06/01/12	984,929
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/A1)
2,000,000	6.250	09/01/14	2,227,760
Wayne County Airport Authority Airport RB Refunding for Detroit Metropolitan Wayne County Airport Series 2010 C (A/A2)
5,000,000	5.000	12/01/14	5,346,800
10,000,000	5.000	12/01/15	10,675,100
Wyandotte Electric RB Refunding Series 2009 A (ASSURED GTY) (AA+/Aa3)
3,235,000	4.000	10/01/12	3,360,744

			99,024,183

Minnesota — 1.5%
Hennepin County Minnesota GO Bonds Refunding Series 2009 B (AAA/Aaa)
8,280,000	3.000	12/01/12	8,643,078
Minnesota State COPS for Technology System Lease Purchase Agreement Series 2009 (AA+/NR)
8,575,000	4.000	06/01/14	9,230,730
Minnesota State GO Bonds Series 2008 C (AAA/Aa1)
3,850,000	5.000	08/01/12	4,111,531
Minnesota State Higher Education Facilities Authority RB for University of St. Thomas Series 2009 Seven-A (GO OF UNIV) (NR/A2)
1,000,000	2.500	10/01/13	1,017,270
950,000	3.000	10/01/14	978,500

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Minnesota — (continued)
Minnesota State Various Purpose GO Bonds Series 2009 D (AAA/Aa1)
$9,445,000	5.000%	08/01/13	$10,424,824
Osseo Independent School District No. 279 GO Bonds Refunding for School Building Series 2009 C (SD CRED PROG) (AAA/Aa2)
3,820,000	3.000	02/01/13	3,992,358
St. Paul Independent School District No. 625 GO Bonds Refunding for Minnesota School Credit Enhancement Program Series 2009 C (SD CRED PROG) (AAA/Aa2)
1,930,000	4.000	02/01/12	2,000,445

			40,398,736

Mississippi — 0.6%
DeSoto County Mississippi GO Bonds Refunding Series 2009 (AA/Aa2)
250,000	3.000	11/01/11	254,290
250,000	3.000	11/01/12	258,223
700,000	3.000	11/01/13	731,871
Greenville Public School District RB Refunding Series 2009 (AA-/NR)
580,000	4.000	08/01/12	603,455
605,000	4.000	08/01/13	638,457
Jackson State University Educational Building Corp. RB for Campus Facilities Project Series 2008 (NR/Aa2)(a)(c)(d)
2,375,000	5.000	03/01/11	2,392,337
Mississippi Business Finance Corp. Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 03/01/10 Series 2004 (BBB/NR)(c)(d)
1,000,000	1.750	09/01/11	999,800
Mississippi Development Bank Special Obligation RB Refunding Series 2009 B-1 (ASSURED GTY) (AA+/Aa3)
500,000	3.000	07/01/11	504,740
Mississippi State GO Bonds for Capital Improvement Series 2002 (AGM-CR) (AA+/Aa2)(a)
5,000,000	5.000	11/01/12	5,366,800
Ocean Springs School District GO Bonds Series 2009 (AA-/NR)
1,135,000	4.000	05/01/13	1,206,743
University Education Building Corp. RB Refunding Series 2009 B (AA/Aa2)
1,790,000	3.000	10/01/13	1,852,954

			14,809,670

Missouri — 0.3%
Clay County Missouri Reorganized School District No. R-1 GO Bonds Refunding and Improvement for Missouri State Direct Deposit Program Series 2001 (ST AID DIR DEP) (AA+/Aa1)
2,000,000	5.000	03/01/16	2,012,940
Columbia School District GO Bonds Refunding Series 2005 B (NR/Aa1)
1,000,000	5.000	03/01/12	1,051,420
Missouri State Development Financial Board Infrastructure Facilities Tax Allocation Independence-Centerpoint Project Series 2007 E (A/NR)
225,000	5.000	04/01/11	226,820

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Missouri — (continued)
Missouri State Highways & Transit Commission First Lien RB Series 2006 A (AAA/Aaa)
$4,000,000	5.000%	05/01/12	$4,232,520

			7,523,700

Nebraska — 0.1%
Omaha Nebraska GO Bonds Refunding Series 2008 (AAA/Aaa)
3,840,000	4.000	06/01/12	4,007,923

Nevada — 0.8%
Clark County McCarran International Airport RB Refunding for Passenger Facility Charge Series 2010 F-1 (A+/Aa3)
3,000,000	5.000	07/01/16	3,311,130
Clark County School District Limited Tax GO Bonds Refunding Series 2001 C (NATL-RE FGIC) (AA/Aa1)
8,895,000	5.375	06/15/13	9,337,259
Henderson Nevada Local Improvement Special Assessment Refunding for District No. T-14 Senior Limited Obligation Series 2007 A (AGM) (AA+/Aa3)
1,395,000	4.250	03/01/11	1,397,846
Las Vegas Valley Water District GO Bonds Refunding Series 2008 B (AA+/Aa1)
5,000,000	5.000	06/01/13	5,441,650
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Sub-Special Improvement District No. 60-B Series 2006 (NR/NR)
555,000	4.600	12/01/11	552,986
605,000	4.700	12/01/12	599,446
535,000	4.800	12/01/14	517,238

			21,157,555

New Hampshire — 0.8%
Manchester New Hampshire General Airport RB Refunding Series 2009 B (A-/A3)
4,855,000	5.000	01/01/12	5,001,718
5,105,000	5.000	01/01/13	5,344,016
5,240,000	5.000	01/01/14	5,525,161
New Hampshire Health & Education Facilities Authority RB for Catholic Medical Center Series 2006 (BBB+/Baa1)
355,000	5.000	07/01/11	359,963
New Hampshire Health & Education Facilities Authority RB for Dartmouth-Hitchcock Obligated Group Series 2009 (A+/NR)
2,900,000	3.250	08/01/13	2,976,444
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB-/Baa3)
375,000	5.250	06/01/11	376,646
395,000	5.250	06/01/12	399,618

			19,983,566

New Jersey — 4.3%
Atlantic County Utilities Authority Sewer RB Refunding Series 2009 (ASSURED GTY) (AA-/NR)
1,000,000	5.000	01/15/12	1,044,590
4,000,000	5.000	01/15/13	4,250,440
Franklin Township School District GO Bonds Refunding Series 2009 (SCH BD RES FD) (AA/NR)
1,315,000	4.000	08/15/12	1,380,697

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New Jersey — (continued)
Monmouth County GO Bonds Refunding Series 2010 C (AAA/Aaa)
$5,250,000	4.000%	03/01/14	$5,710,635
5,425,000	4.000	03/01/16	5,995,927
Morris County GO Bonds Refunding Series 2009 (AAA/Aaa)
3,500,000	3.000	03/15/12	3,604,475
New Jersey COPS for Equipment Lease Purchase Agreement Series 2009 A (AA-/Aa3)
2,000,000	5.000	06/15/13	2,140,940
New Jersey Economic Development Authority RB for School Facilities Construction RMKT 04/30/08 Series 2008 (AGM) (AA+/Aa3)(c)(d)
2,000,000	5.000	09/01/14	2,169,200
New Jersey Economic Development Authority RB for School Facilities Construction Series 2003 F (ETM) (AA-/Aa3)(a)
6,000,000	5.000	06/15/12	6,371,940
New Jersey Economic Development Authority RB for School Facilities Construction Series 2003 F (NATL-RE FGIC) (AA-/Aa3)
2,695,000	5.250	06/15/14	2,882,222
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2008 W (ETM) (AA-/Aa3)(a)
1,300,000	5.000	03/01/13	1,415,557
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2010 DD-1 (AA-/Aa3)
7,500,000	5.000	12/15/16	8,280,900
New Jersey Health Care Facilities Financing Authority RB Refunding for Hackensack University Medical Center Issue Series 2010 B (AGM) (A-/Baa1)
1,900,000	4.000	01/01/13	1,944,536
4,680,000	3.500	01/01/16	4,639,799
New Jersey State GO Bonds Refunding Series 2010 Q (AA/Aa2)
10,000,000	5.000	08/15/15	11,300,900
5,000,000	5.000	08/15/16	5,701,100
New Jersey State Turnpike Authority RB Refunded Balance Series 2000 A (NATL-RE) (A+/A3)
2,120,000	6.000	01/01/11	2,120,000
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2001 C (AGM) (AA+/Aa3)
5,285,000	5.750	12/15/12	5,742,522
Newark Housing Authority RB for South Ward Police Facility Series 2009 (ASSURED GTY) (GO OF CITY) (NR/Aa3)
1,155,000	3.500	12/01/11	1,173,376
1,000,000	3.500	12/01/12	1,032,650
1,235,000	3.500	12/01/13	1,290,229
Somerset County New Jersey GO Bonds Series 2009 A (AAA/Aaa)
3,320,000	2.000	08/01/13	3,411,798
Sussex County New Jersey GO Bonds for General Improvement Series 2010 (NR/Aa2)
2,665,000	2.000	08/15/14	2,705,988
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2002 (AAA/Aaa)(a)
6,925,000	5.750	06/01/12	7,316,193
5,000,000	6.000	06/01/12	5,371,450

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New Jersey — (continued)
Tobacco Settlement Financing Corp. RB Series 2003 (AAA/Aaa)(a)
$1,750,000	6.750%	06/01/13	$1,990,800
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB/Baa3)
9,965,000	4.500	06/01/23	8,528,745
Union County New Jersey GO Bonds Refunding for General Improvement Series 2009 (AAA/Aaa)
4,195,000	4.000	03/01/14	4,565,796

			114,083,405

New Mexico — 1.3%
Albuquerque Municipal School District No. 12 GO Bonds for School Building Series 2009 A (ST AID WITHHLDG) (AA/Aa1)
1,000,000	4.000	08/01/11	1,019,970
Albuquerque Municipal School District No. 12 GO Bonds Refunding for School Building Series 2006 C (ST AID WITHHLDG) (AA/Aa1)
2,955,000	5.000	08/01/12	3,149,469
Albuquerque New Mexico GO Bonds Series 2009 A (AAA/Aa1)
4,000,000	3.000	07/01/13	4,179,040
Farmington New Mexico PCRB Refunding for Southern California Edison Co. Four Corners Project RMKT 04/01/10 Series 2010 B (A/A1)(c)(d)
10,000,000	2.875	04/01/15	10,021,600
New Mexico Finance Authority State Transportation RB Refunding Senior Lien Series 2009 A (AA+/Aa1)
6,000,000	2.000	06/15/12	6,107,520
New Mexico State Severance Tax RB Series 2009 A (AA/Aa1)
10,000,000	4.000	07/01/12	10,474,200

			34,951,799

New York — 10.9%
Albany County Airport Authority RB Refunding Series 2010 A (AGM) (AA+/Aa3)
1,625,000	5.000	12/15/15	1,794,504
Albany County GO Serial Bonds Series 2010 (AA/Aa2)
1,920,000	2.000	06/01/14	1,951,738
1,640,000	3.000	06/01/15	1,721,557
1,385,000	3.000	06/01/16	1,444,042
Marlboro Central School District GO Serial Bonds Series 2010 (AGM ST AID WITHHLDG) (AA+/NR)
890,000	3.000	10/15/12	923,046
870,000	3.000	10/15/13	911,186
950,000	4.000	10/15/14	1,032,146
990,000	4.000	10/15/15	1,077,882
Metropolitan Transportation Authority RB Series 2008 (A/A2)(c)(d)
1,825,000	5.000	11/15/12	1,943,169
Metropolitan Transportation Authority RB Series 2008 B (A/A2)(c)(d)
12,635,000	5.000	11/15/11	13,055,998
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital Project Series 2005 (BBB+/A2)
1,480,000	5.000	08/01/13	1,566,284
Monroe County Industrial Development Agency Civic Facilities RB Refunding for Highland Hospital of Rochester Series 2005 (BBB+/A2)
1,000,000	5.000	08/01/12	1,043,020

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New York — (continued)
Nassau County New York GO Bonds Refunding Series 2009 E (A+/A1)
$500,000	4.000%	06/01/12	$519,520
3,000,000	4.000	06/01/13	3,179,460
New York City GO Bonds Series 2002 C (AGM) (AA+/Aa2)
7,625,000	5.250	08/01/11	7,834,764
New York City GO Bonds Series 2009 C (AA/Aa2)
7,000,000	5.000	08/01/13	7,649,320
New York City GO Bonds Series 2009 E (AA/Aa2)
9,340,000	3.000	08/01/13	9,735,456
New York City GO Bonds Series 2009 H-1 (AA/Aa2)
2,500,000	4.000	03/01/13	2,646,275
New York City GO Bonds Series 2010 A (AA/Aa2)
1,200,000	3.000	08/01/16	1,227,876
New York City GO Bonds Series 2010 B (AA/Aa2)
6,770,000	5.000	08/01/15	7,612,120
2,725,000	5.000	08/01/16	3,077,261
New York City Health & Hospital Corp. RB Refunding for Health System Series 2003 A (AMBAC) (GO OF CORP) (A+/Aa3)
500,000	5.000	02/15/11	502,270
New York City Industrial Development Agency RB Refunding for Polytechnic University Project Series 2007 (ACA) (BB+/NR)
1,630,000	5.000	11/01/11	1,666,121
New York City Tax Exempt GO Bonds Subseries 2009 H-1 (ASSURED GTY) (AA+/Aa2)
5,000,000	5.000	03/01/15	5,597,250
New York City Transitional Finance Authority RB Future Tax Secured Subseries 2009 B (AAA/Aa1)
17,250,000	3.000	11/01/12	17,896,703
2,750,000	5.000	11/01/12	2,952,262
New York City Trust Cultural Resources RB for Juilliard School Series 2009 B (AA/Aa2)(c)(d)
1,500,000	2.750	07/01/12	1,530,855
New York State Dormitory Authority Lease RB for Municipal Health Facilities Improvement Program Series 2010-1 (CITY APPROP) (AA-/Aa3)
4,825,000	5.000	01/15/14	5,218,623
New York State Dormitory Authority Personal Income Tax RB Series 2010 E (AAA/NR)
21,935,000	3.000	02/15/14	22,883,469
7,095,000	5.000	02/15/15	7,972,652
New York State Dormitory Authority RB for New York University Hospital Center Series 2007 A (BBB+/Baa1)
1,000,000	5.000	07/01/11	1,013,640
New York State Dormitory Authority RB for State University Educational Facilities Series 1993 A (NATL-RE-IBC) (BBB/Aa3)
6,880,000	5.500	05/15/13	7,338,277
New York State GO Bonds Refunding Series 2009 C (AA/Aa2)
27,085,000	3.000	02/01/13	28,158,920
23,075,000	3.000	02/01/15	24,213,059
New York State Thruway Authority General BANS Series 2009 (SP-1+/MIG1)
15,000,000	4.000	07/15/11	15,280,350

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
New York — (continued)
New York State Thruway Authority RB for Local Highway and Bridge Service Contract Series 2009 (AA-/NR)
$4,560,000	4.000%	04/01/13	$4,814,129
2,730,000	5.000	04/01/14	2,992,735
New York State Urban Development Corp. RB for State Personal Income Tax Series 2009 B-1 (AAA/NR)
1,300,000	3.000	03/15/11	1,306,786
1,060,000	5.000	03/15/13	1,151,542
New York State Urban Development Corp. RB for State Personal Income Tax Series 2010 A (AAA/NR)
8,000,000	5.000	03/15/16	9,114,720
New York State Urban Development Corp. RB for State Personal Income Tax Series 2010 B (AA-/NR)
21,775,000	5.000	01/01/14	23,827,076
New York State Urban Development Corp. RB Unrefunded Balance Senior Lien Series 1996 (GO OF CORP) (AAA/Aaa)
1,040,000	5.500	07/01/16	1,043,952
New York State Urban Development Corp. RB Unrefunded Balance Series 2002 A (AA-/Aa3)(a)(c)(d)
2,000,000	5.500	01/01/11	2,000,000
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2003 A-1 (AA-/Aa3)
4,445,000	5.500	06/01/15	4,459,224
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2003 B-1C (AA-/Aa3)
12,500,000	5.500	06/01/19	13,427,500
Triborough Bridge & Tunnel Authority General Purpose RB Series 2008 (GO OF AUTH) (AA-/Aa2)
2,250,000	5.000	11/15/11	2,338,470
Triborough Bridge & Tunnel Authority RB Series 2001 A (FGIC-TCRS) (GO OF AUTH) (AAA/Aa2)(a)
5,000,000	5.000	01/01/12	5,224,750
Troy IDA Civic Facilities RB for Rensselaer Polytechnic Institute Project RMKT 05/11/06 Series 2002 E (A/A3)(c)(d)
2,020,000	4.050	09/01/11	2,054,784

			287,926,743

North Carolina — 2.4%
Centennial Authority RB Refunding Series 2009 (ASSURED GTY) (AA-/Aa2)
1,715,000	5.000	09/01/12	1,821,776
3,190,000	5.000	09/01/13	3,456,078
Charlotte North Carolina Douglas International Airport RB Series 2010 A (A+/A1)
1,220,000	2.250	07/01/14	1,228,174
Charlotte North Carolina GO Bonds Refunding Series 2009 B (AAA/Aaa)
6,010,000	5.000	06/01/13	6,599,581
Charlotte-Mecklenburg Hospital Authority RB Refunding for Carolinas HealthCare System Series 2009 A (AA-/Aa3)
740,000	4.000	01/15/13	776,504
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2008 A (A-/Baa1)
1,000,000	5.000	01/01/14	1,074,560

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
North Carolina — (continued)
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2010 A (A-/Baa1)
$5,500,000	5.000%	01/01/16	$6,019,475
North Carolina Eastern Municipal Power Agency Power System RB Series 2009 A (A-/Baa1)
1,235,000	5.000	01/01/12	1,273,433
1,500,000	3.200	01/01/13	1,531,980
500,000	5.000	01/01/13	528,100
North Carolina Eastern Municipal Power Agency Power System RB Series 2009 B (A-/Baa1)
500,000	3.000	01/01/13	508,720
3,000,000	3.000	01/01/14	3,051,600
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (NATL-RE) (A/A2)
1,000,000	5.500	01/01/14	1,095,260
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2008 C (ETM) (A/A2)(a)
5,395,000	5.250	01/01/13	5,864,419
North Carolina State GO Bonds Refunding Series 2009 A (AAA/Aaa)
3,115,000	5.000	03/01/12	3,276,669
10,000,000	5.000	03/01/13	10,904,700
Wake County GO Bonds Refunding Series 2009 D (AAA/Aaa)
10,000,000	4.000	02/01/13	10,662,700
Winston-Salem North Carolina Water and Sewer System RB Refunding Series 2010 D (AAA/Aa1)
1,035,000	2.500	06/01/13	1,070,304
855,000	2.500	06/01/14	882,411
985,000	3.000	06/01/15	1,035,688
Winston-Salem North Carolina Water and Sewer System RB Series 2010 A (AAA/Aa1)
1,135,000	2.500	06/01/14	1,171,388

			63,833,520

Ohio — 2.3%
Bowling Green Ohio City Student Housing RB for CFP I LLC Bowling Green State University Project Series 2010 (BBB-/NR)
2,595,000	4.000	06/01/16	2,545,462
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (BB-/Baa3)
13,745,000	5.125	06/01/24	10,643,716
3,415,000	5.375	06/01/24	2,714,344
Cincinnati Ohio City School District GO Bonds for Classroom Facilities Construction and Improvement Series 2003 (AGM) (AA+/Aa2)(a)
5,000,000	5.000	12/01/13	5,565,200
Cleveland Ohio Airport System RB Series 2009 C (A-/Baa1)
5,000,000	4.000	01/01/13	5,157,400
Cleveland Ohio RB Sub Lien for Police & Fire Pension Series 2008 (AA/NR)
2,000,000	5.000	05/15/12	2,104,220
Ohio State Air Quality Development Authority PCRB Refunding for FirstEnergy Generation Corp. Project Series 2009 D (BBB-/Baa1)(c)(d)
10,000,000	4.750	08/01/12	10,231,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Ohio — (continued)
Ohio State GO Bonds for Highway Capital Improvement Series 2010 N (AAA/Aa1)
$7,620,000	3.000%	05/01/14	$7,996,580
Ohio State GO Bonds Refunding for Higher Education Series 2009 C (AA+/Aa1)
2,450,000	5.000	08/01/13	2,687,062
Ohio State Higher Education Facility Commission RB for University Hospitals Health System, Inc. Series 2009 C (A/A2)(c)(d)
4,100,000	3.750	01/15/13	4,225,337
Ohio State RB for Mental Health Capital Facilities Series II — 2009 A (ST APPROP) (AA/Aa2)
1,735,000	3.500	12/01/12	1,804,261
1,320,000	4.000	12/01/13	1,404,929
Ohio State Water Development Authority Fresh Waste RB Refunding Series 2009 B (AAA/Aaa)
1,500,000	5.000	06/01/11	1,527,735
Ohio State Water Development Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2004 (BBB/NR)(c)(d)
2,000,000	2.625	01/02/13	2,000,000

			60,607,246

Oklahoma — 1.2%
Oklahoma County Independent School District No. 12 Combined Purpose GO Bonds for Edmond School District Series 2010 (AA/NR)
4,020,000	2.000	03/01/13	4,076,159
4,745,000	2.250	03/01/14	4,826,282
Oklahoma Development Finance Authority RB for Master Oklahoma State System Higher Education Series 2008 A (AA/Aa3)
1,340,000	5.000	06/01/13	1,449,719
Oklahoma Development Finance Authority Solid Waste Disposal RB for Waste Management of Oklahoma, Inc. Project Series 2004 A (BBB/NR)(c)(d)
4,000,000	2.300	06/01/11	3,996,200
Tulsa County Industrial Authority RB for Capital Improvement RMKT 08/17/09 Series 2003 A (AA-/NR)
10,965,000	4.000	05/15/16	11,768,077
Tulsa Oklahoma GO Bonds Refunding Series 2009 A (AA/Aa1)
1,015,000	3.000	03/01/13	1,058,401
Tulsa Oklahoma GO Bonds Refunding Series 2009 B (AA/Aa1)
1,985,000	3.000	03/01/13	2,069,879
Tulsa Oklahoma GO Bonds Series 2009 (AA/Aa1)
1,000,000	5.000	10/01/14	1,125,220

			30,369,937

Oregon — 0.5%
Clackamas County Hospital Facility Authority RB Legacy Health System Series 2009 C (A+/A2)(c)(d)
2,000,000	5.000	07/15/14	2,160,080
Gilliam County Oregon Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 03/01/10 Series 2007 (BBB/NR)(c)(d)
2,000,000	1.700	09/01/11	1,999,600
Klamath Falls Oregon Intercommunity Hospital Authority RB for Merle West Medical Center Project Series 2002 (NR/NR)(a)
550,000	5.800	09/01/12	601,232
520,000	5.900	09/01/12	569,291

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Oregon — (continued)
Klamath Falls Oregon Intercommunity Hospital Authority RB Refunding for Merle West Medical Center Project Series 2002 (BB+/NR)
$400,000	5.500%	09/01/11	$402,476
550,000	5.600	09/01/12	557,931
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Project Series 2002 (BB+/NR)
325,000	5.800	09/01/14	329,189
175,000	5.900	09/01/15	176,607
Lake Oswego Oregon GO Bonds Series 2009 A (AAA/Aa1)
1,575,000	3.000	12/01/13	1,658,948
North Clackamas School District No. 12 GO Bonds Refunding Series 2004 (AGM) (SCH BD GTY) (AA+/Aa1)
3,000,000	5.000	06/15/13	3,280,650
Oregon State Facilities Authority RB Refunding for Legacy Health System Series 2010 A (A+/A2)
500,000	5.000	03/15/13	530,815
500,000	5.000	03/15/14	536,855

			12,803,674

Pennsylvania — 1.7%
Allegheny County Redevelopment Authority Tax Increment Refunding for Waterfront Project Series 2007 A (A/NR)
1,300,000	4.250	12/15/12	1,318,148
1,050,000	4.250	12/15/15	1,047,658
645,000	4.250	12/15/17	621,290
Boyertown Area School District GO Bonds Series 2009 (ASSURED GTY) (ST AID WITHHLDG) (AA+/NR)
600,000	4.000	02/01/11	601,224
Carbon County Hospital Authority RB Refunding for Gnaden Huetten Memorial Hospital Series 2000 (AMBAC) (CNTY GTD) (NR/NR)
1,030,000	5.400	11/15/14	1,062,867
Chester County Health & Education Facilities Authority RB for Jefferson Health System Series 2010 A (AA/Aa3)
1,775,000	4.000	05/15/14	1,896,375
Lampeter-Strasburg School District GO Bonds Series 2010 (ST AID WITHHLDG) (AA/NR)
1,000,000	2.000	03/01/12	1,013,660
North Penn School District GO Bonds Series 2009 (ASSURED GTY) (ST AID WITHHLDG) (NR/Aa2)
4,185,000	5.000	09/01/11	4,282,636
Pennsylvania Economic Development Financing Authority Exempt Facilities RB Refunding for Exelon Generation Co. LLC Project Series 2009 A (NR/A3)(c)(d)
1,500,000	5.000	06/01/12	1,557,780
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2009 (BBB/NR)(c)(d)
2,500,000	2.625	12/03/12	2,480,850
Pennsylvania State Commonwealth GO Bonds Refunding Second Series 2003 A (NATL-RE FGIC) (AA/Aa1)
10,515,000	5.000	07/01/12	11,193,218

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Pennsylvania State Commonwealth GO Bonds Refunding Series 2002 (AA/Aa1)
$1,850,000	5.500%	02/01/13	$2,023,900
Pennsylvania State Department of General Services COPS Refunding Series 2001 (AGM) (AA+/Aa3)
250,000	5.000	11/01/12	258,352
Pennsylvania State Higher Educational Facilities Authority RB for State System of Higher Education Series 2006 AE (NATL-RE) (GO OF UNIV) (AA/Aa2)
2,340,000	5.000	06/15/12	2,475,977
Pennsylvania State Turnpike Commission RB Refunding Series 2001 S (A+/Aa3)
1,155,000	5.625	06/01/14	1,187,040
Philadelphia School District GO Bonds Refunding Series 2005 A (AMBAC) (ST AID WITHHLDG) (A+/Aa2)
1,000,000	5.000	08/01/13	1,075,880
Pittsburgh Water & Sewer Authority RB Refunding Subseries 2009 C-1D (ASSURED GTY) (AA+/NR)(c)(d)
2,000,000	2.625	09/01/12	2,015,660
Red Lion Area School District GO Bonds RMKT 10/01/09 Series 2005 (AGM) (ST AID WITHHLDG) (AA+/NR)
1,000,000	4.000	05/01/13	1,055,180
Sharon City School District GO Bonds Series 2010 (ASSURED GTY) (ST AID WITHHLDG) (AA+/NR)
1,175,000	3.000	05/15/12	1,205,550
Southeastern Pennsylvania Transportation Authority RB Refunding Series 2010 (AA-/A1)
3,000,000	3.000	03/01/14	3,071,790
University of Pittsburgh RB for University Capital Project RMKT 12/17/08 Series 2005 A (GO OF UNIV) (AA/Aa1)(c)(d)
2,000,000	5.500	09/15/13	2,192,620

			43,637,655

Puerto Rico — 2.9%
Government Development Bank for Puerto Rico RB Refunding RMKT 12/30/09 Series 1985 (NATL-RE) (COMWLTH GTD) (BBB/NR)
11,365,000	4.750	12/01/15	11,700,949
Government Development Bank for Puerto Rico Senior Notes RB Series 2006 B (BBB/A3)
2,645,000	5.000	12/01/15	2,786,957
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BBB-/Baa1)
2,500,000	5.000	07/01/12	2,606,100
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (ASSURED GTY) (AA+/Aa3)
825,000	5.000	07/01/14	887,774
Puerto Rico Electric Power Authority RB Refunding Series 1999 OO (CIFG) (BBB+/A3)
500,000	5.000	07/01/13	534,855
Puerto Rico Municipal Finance Agency GO Bonds Series 1999 A (AGM) (AA+/Aa3)
120,000	5.750	08/01/12	121,000
Puerto Rico Public Buildings Authority RB for Government Facilities Series 2007 N (COMWLTH GTD) (BBB-/A3)
3,940,000	5.000	07/01/14	4,181,719

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2004 J (AMBAC) (COMWLTH GTD) (BBB-/A3)(c)(d)
$4,965,000	5.000%	07/01/12	$5,101,935
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2004 J (COMWLTH GTD) (BBB-/A3)(c)(d)
1,050,000	5.000	07/01/12	1,078,959
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC - Government Development Bank for Puerto Rico) (AMBAC) (BBB-/Baa1)(c)(d)
10,415,000	5.250	02/01/12	10,600,491
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC - Government Development Bank for Puerto Rico) (FGIC) (BBB-/Baa1)(c)(d)
22,010,000	5.250	02/01/12	22,401,998
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (LOC - Government Development Bank for Puerto Rico) (NATL-RE) (BBB/Baa1)(c)(d)
4,270,000	5.250	02/01/12	4,346,049
Puerto Rico Sales Tax Financing Corp. RB Series 2009 A (A+/A1)(a)(c)
10,000,000	5.000	08/01/11	10,265,600

			76,614,386

Rhode Island — 0.1%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2002 A (BBB/Baa3)
1,480,000	6.000	06/01/23	1,507,202

South Carolina — 1.8%
Beaufort-Jasper South Carolina Water & Sewer Authority Waterworks and Sewer System RB Series 2010 B (AA/Aa1)
500,000	4.000	03/01/12	519,130
1,255,000	4.000	03/01/13	1,339,524
2,400,000	5.000	03/01/14	2,679,168
Florence County South Carolina Hospital RB for McLeod Regional Medical Center Project Series 2010 A (A+/NR)
1,125,000	3.000	11/01/12	1,156,646
1,905,000	4.000	11/01/16	1,994,592
Greenville County Tourism Public Facilities Corp. COPS for Greenville Hospitality Tax Series 2008 (NATL-RE) (A/A1)
1,075,000	4.000	04/01/11	1,083,600
Oconee County PCRB Refunding for Duke Power Co. Project Series 2009 (A/A1)
6,000,000	3.600	02/01/17	6,134,700
Richland County South Carolina GO Bonds Series 2009 A (AA+/Aa1)
1,585,000	5.000	03/01/13	1,734,481
Richland County South Carolina School District No. 2 GO Bonds Refunding Series 2009 C (SCSDE) (AA/Aa1)
1,615,000	3.000	03/01/13	1,685,107
1,595,000	3.000	03/01/14	1,678,546
Rock Hill South Carolina RB Refunding for Combined Utility System Series 2009 C (ASSURED GTY) (AA+/Aa3)
1,430,000	4.000	01/01/12	1,470,526

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
South Carolina — (continued)
South Carolina Jobs-Economic Development Authority Hospital RB Refunding and Improvement for Palmetto Health Series 2009 (BBB+/Baa1)
$1,000,000	3.000%	08/01/12	$1,004,880
1,080,000	3.500	08/01/13	1,093,252
South Carolina Jobs-Economic Development Authority Hospital RB Refunding for AnMed Health Project Series 2010 (A+/NR)
1,000,000	3.000	02/01/12	1,021,270
South Carolina State GO Bonds for School Facilities Series 2002 A (AA+/Aaa)
10,060,000	5.000	01/01/13	10,581,309
South Carolina State Public Service Authority RB Refunding Series 2009 A (AA-/Aa2)
2,000,000	5.000	01/01/12	2,088,880
Tobacco Settlement Revenue Management Authority RB Series 2001 B (BBB/Baa3)(a)
1,480,000	6.000	05/15/11	1,514,455
Tobacco Settlement Revenue Management Authority RB Series 2003 (BBB/Baa3)
1,885,000	5.000	06/01/18	1,887,074
Western Carolina Regional Sewer Authority RB Refunding for South Carolina Sewer System Series 2005 B (AGM) (AA+/Aa2)
2,200,000	5.000	03/01/15	2,473,086
York County School District No. 3 GO Bonds Series 2001 (SCSDE) (AA/Aa1)(a)
4,000,000	5.000	03/01/12	4,202,800

			47,343,026

South Dakota — 0.0%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2009 (AA-/A1)
1,250,000	4.250	11/01/14	1,324,537

Tennessee — 2.2%
Chattanooga Tennessee Industrial Development Board Lease Rental RB Refunding Series 2010 (AA/NR)
4,055,000	3.000	10/01/13	4,210,915
Johnson City Health & Educational Facilities Board Hospital RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
890,000	5.000	07/01/15	937,446
Knox County GO Bonds Refunding Series 2003 (AA+/Aa1)
4,500,000	5.000	04/01/13	4,727,295
Knox County GO Bonds Series 2010 C (AA+/Aa1)
1,965,000	3.000	04/01/13	2,055,803
Lewisburg Industrial Development Board Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 07/28/06 Series 2006 (BBB/NR)(d)
2,500,000	2.500	07/01/12	2,502,175
Memphis Tennessee BANS Series 2010 (SP-1+/MIG1)
2,500,000	4.000	05/01/12	2,601,275
Memphis Tennessee Electric System RB Subseries 2003 A (NATL-RE) (AA+/Aa2)(a)
6,000,000	5.000	12/01/13	6,669,120
Memphis Tennessee GO Bonds Refunding for General Improvement Series 2005 (NATL-RE) (AA/Aa2)
4,430,000	5.000	10/01/11	4,579,158

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Tennessee — (continued)
Metropolitan Government Nashville & Davidson County GO Bonds for Metropolitan Government Nashville & Davidson County Improvement Series 2001 A (FGIC) (AA/Aa2)(a)
$5,000,000	5.500%	10/15/11	$5,199,800
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB Refunding for Vanderbilt University Series 2008 A (GO OF UNIV) (AA/Aa2)
5,000,000	4.500	10/01/12	5,322,350
Metropolitan Nashville Airport Authority Airport Improvement RB Refunding Series 2010 A (A/A2)
3,285,000	4.000	07/01/13	3,460,944
Rutherford County GO Bonds Capital Outlay Notes Series 2009 (SP-1+/MIG1)
2,500,000	4.000	04/01/12	2,607,275
Sevier County Public Building Authority RB for Local Government Public Improvement Series VII-D-1 (MUN GOVT GTD) (AA/NR)
5,000,000	4.000	06/01/12	5,204,500
5,000,000	5.000	06/01/14	5,477,500
Sevierville Public Building Authority RB for Local Government Public Improvement Series 2009 (MUN GOVT GTD) (AA/NR)
1,500,000	4.000	06/01/14	1,609,545
Williamson County Tennessee GO Bonds Refunding Series 2010 A (NR/Aaa)
1,600,000	3.000	03/01/13	1,668,064

			58,833,165

Texas — 9.9%
Bell County GO Bonds Limited Tax Notes Series 2008 (ETM) (NR/Aa3)(a)
135,000	4.000	02/15/11	135,553
275,000	4.000	02/15/12	285,681
Bell County GO Bonds Unrefunded Balance Limited Tax Notes Series 2008 (AA+/Aa2)
365,000	4.000	02/15/11	366,416
225,000	4.000	02/15/12	233,586
Collin County Texas GO Bonds Refunding Limited Tax Series 2009 A (AAA/Aaa)
1,105,000	3.000	02/15/13	1,151,996
1,135,000	3.000	02/15/14	1,193,986
Collin County Texas GO Bonds Refunding Series 2009 A (AAA/Aaa)
1,385,000	5.000	02/15/13	1,502,559
550,000	3.000	02/15/14	578,583
Corpus Christi Texas Utility System RB Series 2005 (AGM) (AA+/Aa3)
1,000,000	5.000	07/15/12	1,060,020
Cypress-Fairbanks Independent School District GO Bonds Refunding for Capital Appreciation Series 1993 A (PSF-GTD) (AAA/Aaa)(b)
7,500,000	0.000	02/15/12	7,430,475
Dallas County Texas Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 A (AMBAC) (BBB+/A3)
835,000	4.000	02/15/11	835,935

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Dallas Texas Independent School District GO Bonds Refunding Series 2009 (A+/Aa2)
$2,000,000	5.000%	02/15/13	$2,164,060
Dallas-Fort Worth International Airport Joint RB Refunding Series 2009 A (A+/A1)
2,500,000	4.000	11/01/13	2,660,600
2,000,000	4.000	11/01/14	2,142,620
Denton Texas Independent School District GO Bonds for Capital Appreciation Series 2002 (PSF-GTD) (AAA/Aaa)(a)(b)
5,745,000	0.000	08/15/12	2,382,911
Duncanville Independent School District Unlimited Tax GO Bonds for School Building Series 2001 B (PSF-GTD) (AAA/Aaa)(a)
1,000,000	5.250	02/15/12	1,050,380
Fort Bend County Texas GO Bonds Unlimited Tax Road Refunding Series 2009 (AA+/Aa1)
400,000	4.000	03/01/11	402,204
500,000	3.000	03/01/12	513,035
800,000	4.000	03/01/13	852,288
500,000	4.000	03/01/14	541,275
Fort Worth Texas General Purpose GO Bonds Series 2009 (AA+/Aa1)
4,260,000	4.000	03/01/13	4,533,705
Gulf Coast Waste Disposal Authority Environmental Facilities RB for BP Products North America, Inc. Project RMKT 09/01/09 Series 2004 (AA/Aa1)(c)(d)
5,000,000	2.300	09/03/13	4,966,700
Harris County Texas Cultural Education Facilities Finance Corp. RB for Texas Children’s Hospitals Project Series 2009 (AA/Aa2)
1,680,000	3.500	10/01/13	1,766,100
Harris County Texas Cultural Education Facilities Finance Corp. RB Refunding for Methodist Hospital System Series 2009 B-2 (AA/NR)(c)(d)
3,000,000	5.000	06/01/13	3,245,640
Harris County Texas Cultural Education Facilities Finance Corp. Thermal Utility RB for TECO Project Series 2009 A (AA/Aa3)
1,000,000	5.000	11/15/12	1,069,330
Harris County Texas GO Bonds Refunding for Permanent Improvement Series 2009 B (AAA/NR)
300,000	4.000	10/01/12	317,562
1,000,000	4.000	10/01/13	1,079,150
Harris County Texas Tax and Sub Lien RB Refunding Series 2004 B (AGM) (AAA/Aaa)(c)(d)
5,500,000	5.000	08/15/12	5,861,680
Harrison County Texas Health Facilities Development Corp. Hospital RB for Good Shepherd Health System Series 2010 (BBB+/Baa2)
500,000	3.000	07/01/11	500,020
480,000	3.000	07/01/12	478,267
500,000	4.000	07/01/13	506,505
855,000	4.000	07/01/14	863,601
930,000	4.000	07/01/15	922,830
2,005,000	4.500	07/01/16	2,010,795

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Hockley County Texas GO Bonds Series 2009 (ASSURED GTY) (AA+/NR)
$1,090,000	4.000%	02/15/12	$1,124,684
1,050,000	4.000	02/15/13	1,099,182
Houston Texas Water and Sewer System Junior Lien RB Forward Refunding Series 2002 B (AMBAC) (AA/NR)(a)
5,500,000	5.750	12/01/12	6,017,110
Houston Texas Water and Sewer System Junior Lien RB Refunding Series 1991 C (AMBAC) (AA/Aa2)(b)
5,000,000	0.000	12/01/11	4,968,450
Houston Texas Water and Sewer System Junior Lien RB Refunding Series 2002 A (AGM) (AA+/Aa3)(a)
9,350,000	5.250	12/01/12	10,131,473
7,775,000	5.000	12/01/12	8,388,137
3,855,000	5.125	12/01/12	4,168,103
Hurst Euless Bedford Texas Independent School District GO Bonds Refunding for Capital Appreciation Series 1994 (PSF-GTD) (AAA/Aaa)(b)
4,620,000	0.000	08/15/11	4,606,463
Klein Texas Independent School District GO Bonds Refunding Series 2003 A (PSF-GTD) (AAA/Aaa)
2,050,000	4.250	08/15/14	2,258,054
Leander Independent School District Unlimited Tax GO Bonds Refunding Series 2010 A (PSF-GTD) (AAA/NR)(b)
1,500,000	0.000	08/15/13	1,446,720
2,000,000	0.000	08/15/14	1,861,980
1,000,000	0.000	08/15/15	897,460
Longview Independent School District Unlimited Tax GO Bonds for School Building Series 2008 (PSF-GTD) (AAA/NR)(b)
1,000,000	0.000	02/15/13	973,830
Lower Colorado River Authority RB Refunding Series 2008 (A/A1)
2,450,000	5.500	05/15/14	2,737,507
Lubbock GO Bonds Certificates for Texas Waterworks System Series 2008 (AGM) (AA+/Aa2)
1,500,000	5.000	02/15/12	1,569,030
Lubbock GO Bonds for Municipal Drainage Utilities Series 2003 D (NATL-RE) (AA+/Aa2)(a)
8,500,000	5.000	02/15/12	8,924,235
Matagorda County Texas Navigation District No. 1 RB Refunding for American Electric Power Texas Central Co. Project Series 2008 (BBB/Baa2)(c)(d)
9,000,000	5.125	06/01/11	9,088,200
Midland Texas COPS GO Bonds Series 2007 (NATL-RE) (AA+/Aa1)
1,155,000	4.000	03/01/13	1,223,595
1,255,000	4.000	03/01/14	1,347,707
Mission Economic Development Corp. Solid Waste Disposal RB for Allied Waste North America, Inc. Project RMKT 10/01/10 Series 2008 A (BBB/NR)(c)(d)
7,500,000	1.850	04/01/11	7,500,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Mission Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 12/1/09 Series 2006 (BBB/NR)(c)(d)
$4,000,000	3.750%	05/01/15	$3,974,200
North East Independent School District GO Bonds Unlimited Tax for Capital Appreciation Series 2007 A (PSF-GTD) (AAA/Aaa)(b)
5,300,000	0.000	08/01/11	5,282,457
North East Independent School District GO Bonds Unlimited Tax Refunding Series 2004 (PSF-GTD) (AAA/Aaa)
13,460,000	5.000	08/01/15	15,122,445
North Texas Municipal Water District RB Refunding for Water System Improvement Series 2009 (AAA/Aa2)
765,000	4.000	09/01/12	805,308
North Texas Tollway Authority System RB Refunding First Tier Series 2008 E-2 (A-/A2)(c)(d)
4,000,000	5.250	01/01/12	4,146,680
North Texas Tollway Authority System RB Refunding First Tier Series 2008 E-3 (A-/A2)(c)(d)
5,100,000	5.750	01/01/16	5,634,123
North Texas Tollway Authority System RB Refunding First Tier Series 2008 H (A-/A2)(c)(d)
4,000,000	5.000	01/01/13	4,224,000
North Texas Tollway Authority System RB Refunding FirstTier Series 2008 L-1 (A-/A2)(c)(d)
2,500,000	5.500	01/01/16	2,500,000
Northside Texas Independent School District Unlimited Tax GO Bonds for School Building RMKT 06/01/13 Series 2007 A (PSF-GTD) (AAA/Aaa)(c)(d)
8,000,000	1.750	06/01/13	8,018,320
Northside Texas Independent School District Unlimited Tax GO Bonds for School Building Series 2009 (AA/Aa1)(c)(d)
3,000,000	2.100	06/01/11	3,013,170
Plano Texas Independent School District Unlimited Tax GO Bonds Refunding Series 2010 (PSF-GTD) (AAA/Aaa)
4,360,000	5.000	02/15/14	4,865,804
4,000,000	5.000	02/15/15	4,538,960
Point Isabel Independent School District Unlimited Tax GO Bonds Refunding for School Building Series 1996 (PSF-GTD) (NR/Aaa)(b)
1,000,000	0.000	02/01/13	974,310
San Antonio Texas Electric and Gas Systems Junior Lien RB Series 2004 (AA-/Aa2)(d)
5,000,000	1.150	12/03/12	4,976,500
San Antonio Texas Hotel Occupancy RB for Capital Appreciation Series 1996 (ETM) (FGIC) (A+/Aa2)(a)(b)
1,120,000	0.000	08/15/11	1,115,565
Spring Branch Independent School District Unlimited Tax GO Bonds for Schoolhouse Series 2004 (PSF-GTD) (AAA/Aaa)
1,000,000	4.750	02/01/14	1,073,290
Tarrant County Limited Tax GO Bonds Series 2008 (AAA/Aaa)
3,110,000	5.000	07/15/13	3,411,546
Tarrant Regional Water District RB Refunding and Improvement Series 2002 (AGM) (AAA/Aa1)
6,125,000	5.375	03/01/15	6,645,564

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Texas — (continued)
Texas Southern University Constitutional Appropriation RB Series 2005 (NR/Aa1)
$1,000,000	4.000%	10/01/11	$1,024,650
Texas State Public Finance Authority GO Bonds Refunding Series 2002 (AA+/Aaa)(a)
5,000,000	5.375	10/01/12	5,409,600
Texas State Public Finance Authority GO Bonds Refunding Series 2008 A (AA+/Aaa)
3,750,000	5.000	10/01/11	3,877,125
Texas State Public Finance Authority Unemployment Compensation Obligation Assessment RB Series 2010 A (AAA/Aa1)
16,725,000	4.000	07/01/15	18,154,318
7,355,000	5.000	07/01/16	8,293,351
Texas Transportation Commission RB Refunding for Central Texas Turnpike System First Tier Series 2009 (BBB+/Baa1)(c)(d)
2,670,000	5.000	02/15/11	2,678,838
University of North Texas Financing System RB Series 2009 A (AA/Aa2)
515,000	5.000	04/15/12	542,573
1,195,000	5.000	04/15/13	1,297,555
Weatherford Texas Independent School District GO Bonds for School Building RMKT 08/03/09 Series 2002 A (PSF-GTD) (AAA/Aaa)
2,000,000	5.000	02/01/12	2,095,000

			259,633,220

U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority Senior Lien RB Matching Fund Loan Notes Series 2004 A (BBB/Baa2)
1,045,000	5.000	10/01/12	1,098,462
Virgin Islands Public Finance Authority Senior Lien RB Refunding Matching Fund Loan Notes Series 2009 B (BBB/Baa2)
2,500,000	5.000	10/01/13	2,667,800
Virgin Islands Water & Power Authority Electric System RB Refunding Series 2010 A (BBB-/Baa2)
605,000	4.000	07/01/12	624,560
1,285,000	4.000	07/01/13	1,332,802
480,000	4.000	07/01/14	497,400
680,000	4.750	07/01/15	724,037

			6,945,061

Utah — 0.9%
Centerville Utah Sales Tax RB Series 2009 (ASSURED GTY) (AA+/NR)
1,340,000	4.000	05/01/14	1,440,915
Intermountain Power Agency RB Refunding for Subordinated Power Supply Series 2009 A (A+/A1)
3,000,000	5.000	07/01/12	3,177,810
Utah State GO Bonds Series 2009 A (AAA/Aaa)
5,850,000	5.000	07/01/14	6,594,471
Utah State GO Bonds Series 2009 B (AAA/Aaa)
7,450,000	4.000	07/01/14	8,144,638

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Utah — (continued)
Utah State University RB Refunding for Student Fee and Housing System Series 2009 (ASSURED GTY) (AA+/Aa3)
$1,545,000	4.000%	12/01/11	$1,593,220
1,615,000	4.000	12/01/12	1,712,530
1,575,000	3.000	12/01/14	1,648,379

			24,311,963

Virginia — 2.2%
Fairfax County Virginia Economic Development Authority Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2007 (BBB/NR)
500,000	4.150	10/01/13	506,960
Fairfax County Virginia GO Bonds for Public Improvement Series 2009 A (ST AID WITHHLDG) (AAA/Aaa)
1,000,000	4.000	04/01/12	1,042,910
Fairfax County Virginia Redevelopment & Housing Authority BANS for Affordable Housing Acquisition Series 2008 A (AA+/Aa2)
4,000,000	4.000	03/01/13	4,018,120
Newport News Virginia GO Bonds Series 2009 B (AA/Aa1)
4,315,000	3.000	09/01/13	4,537,093
Richmond Virginia GO Bonds Series 2000 (AGM) (AA+/Aa3)(a)
5,000,000	5.500	01/15/11	5,057,200
Smyth County Virginia IDA Hospital RB for Mountain States Health Alliance Series 2010 B (BBB+/Baa1)
3,330,000	5.000	07/01/14	3,498,298
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2005 (AAA/Aaa)(a)
8,765,000	5.625	06/01/15	10,207,018
Virginia Beach Virginia Development Authority Public Facility RB for Town Center Project Phase 1 Series 2002 A (AA+/Aa2)(a)
1,650,000	5.375	08/01/12	1,770,929
Virginia Beach Virginia GO Bonds for Public Improvement Series 2009 (AAA/Aaa)
2,175,000	3.000	06/01/12	2,248,885
1,000,000	3.000	06/01/13	1,049,370
Virginia Beach Virginia GO Bonds Refunding for Public Improvement Series 2004 B (AAA/Aaa)
1,455,000	5.000	05/01/13	1,593,181
Virginia College Building Authority Educational Facilities RB for 21st Century College Program Series 2004 A (ETM) (AA+/Aa1)(a)
105,000	5.000	02/01/13	113,976
Virginia College Building Authority Educational Facilities RB Unrefunded Balance for 21st Century College Program Series 2004 (AA+/Aa1)
2,395,000	5.000	02/01/13	2,586,337
Virginia State Housing Development Authority Commonwealth Mortgage RB Subseries 2006 F-1 (GO OF AUTH) (AAA/Aaa)
6,000,000	4.000	04/01/12	6,151,920
Virginia State Housing Development Authority Homeownership Mortgage RB Series 2010 A (AA+/Aa1)
3,015,000	2.500	03/01/15	3,023,231
Virginia State Public School Authority School Financing 1997 Resolution RB Series 2003 C (ST AID WITHHLDG) (AA+/Aa1)
1,500,000	5.250	08/01/11	1,541,805

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Virginia — (continued)
Virginia State Public School Authority School Financing 1997 Resolution RB Series 2005 D (AA+/Aa1)
$3,000,000	4.500%	08/01/13	$3,261,960
Wise County Virginia Industrial Development Authority Solid Waste and Sewage Disposal RB for Virginia Electric and Power Company Project Series 2010 A (A-/A3)(c)(d)
5,000,000	2.375	11/01/15	4,889,200
York County Economic Development Authority Electricity and Power RB Refunding Series 2009 A (A-/A3)(d)
2,000,000	4.050	05/01/14	2,097,540

			59,195,933

Washington — 0.9%
Grant County Washington Public Utility District No. 2 Priest Rapids RB Refunded Series 2001 H (AGM) (AA+/Aa3)
3,000,000	5.375	01/01/12	3,138,900
King County Washington Limited Tax GO Bonds Refunding Series 2009 D (AAA/Aa1)
3,195,000	3.000	12/01/12	3,331,363
Seattle Washington RB Refunding for Municipal Light and Power Improvement Series 2001 (AGM) (AA+/Aa2)(a)
2,195,000	5.500	03/01/11	2,212,735
Seattle Washington RB Unrefunded Balance for Municipal Light and Power Improvement Series 2001 (AGM) (AA+/Aa2)
2,630,000	5.250	03/01/11	2,650,014
805,000	5.500	03/01/15	810,434
Tobacco Settlement Authority of Washington RB Asset-Backed Bonds Series 2002 (BBB/Baa3)
2,810,000	6.500	06/01/26	2,838,971
Washington State GO Bonds Refunding Bonds Series 1992 A (AA+/Aa1)
1,155,000	6.250	02/01/11	1,159,978
Washington State Various Purpose GO Bonds Refunding Series 2005 R-A (AMBAC) (AA+/Aa1)
3,500,000	5.000	01/01/13	3,781,505
Washington State Various Purpose GO Bonds Series 2008 C (AA+/Aa1)
3,400,000	4.000	01/01/12	3,519,306

			23,443,206

Wisconsin — 1.0%
Badger Tobacco Asset Securitization Corp. Tobacco Settlement RB Asset-Backed Bonds Series 2002 (AAA/Aaa)(a)
10,000,000	6.000	06/01/12	10,720,900
Green Bay Area Public School District GO Bonds Refunding Series 2009 (NR/Aa1)
250,000	2.500	04/01/11	251,137
Madison Wisconsin Community Development Authority RB for Wisconsin Alumni Research Foundation Project Series 2009 (AAA/NR)
1,530,000	2.500	10/01/12	1,568,388
Milwaukee Wisconsin GO Bonds Series 2010 N-1 (AA/Aa1)
4,050,000	5.000	02/01/16	4,652,195
Wisconsin State GO Bonds Series 2002 G (NATL-RE) (AA/Aa2)
2,500,000	5.000	05/01/12	2,642,225
Wisconsin State GO Bonds Series 2007 B (AGM) (AA+/Aa2)
4,115,000	5.000	05/01/12	4,349,102

Principal	Interest	Maturity
Amount	Rate	Date	Value
State-Specific Municipal Debt Obligations — (continued)
Wisconsin — (continued)
Wisconsin State Health & Educational Facilities Authority RB for Aurora Health Care, Inc. Series 2010 A (A/A3)
$1,500,000	5.000%	04/15/12	$1,551,810

			25,735,757

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$2,584,829,662

Other Municipal Debt Obligation — 0.1%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (NR/Ba1)(d)(e)
$2,000,000	4.950%	09/30/12	$1,658,080

Short-Term Investments — 0.3%
Illinois — 0.1%
Chicago Illinois Board of Education Unlimited Tax Go Bonds RB Refunding Series 2010 B (LOC - JP Morgan Chase Bank, N.A.) (A-1+/VMIG1)(c)(d)
$1,400,000	0.280%	01/03/11	$1,400,000
Chicago Illinois VRDN GO Bonds Project and Refunding RMKT 03/18/09 Series 2003 B-1 (A+/Aa3)(c)
1,400,000	0.280	01/03/11	1,400,000

			2,800,000

Massachusetts — 0.0%
Massachusetts State Health & Educational Facilities Authority VRDN RB for Tufts University Series 2008 N2 (A-1/VMIG1)(c)(d)
1,000,000	0.240	01/03/11	1,000,000

Mississippi — 0.1%
Mississippi Development Bank Special Obligation VRDN RB Refunding Series 2009 (NR/P-1)(c)(d)
1,600,000	0.240	01/03/11	1,600,000

Missouri — 0.1%
Missouri State Health and Educational Facilities Authority VRDN RB for The Washington University Series 2004 B (A-1+/VMIG1)(c)(d)
1,000,000	0.280	01/03/11	1,000,000

New York — 0.1%
New York City VRDN GO Bonds Series 1994 E-5 (LOC-JPMorgan Chase Bank, NA) (A-1+/VMIG1)(c)(d)
1,600,000	0.260	01/03/11	1,600,000
New York City VRDN GO Bonds Subseries 2004 H-4 (LOC — Bank of New York) (A-1+/VMIG1)(c)(d)
1,000,000	0.250	01/03/11	1,000,000

			2,600,000

Wyoming — 0.0%
Uinta Wyoming County VRDN PCRB Refunding for Chevron U.S.A., Inc. Project Series 1993 (A-1+/P-1)(c)(d)
1,000,000	0.260	01/03/11	1,000,000

TOTAL SHORT-TERM INVESTMENTS			$10,000,000

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)

Shares	Rate	Value
Investment Companies(c) — 0.0%
Blackrock Municipal Bond Fund — Institutional Shares
614,291	0.175%	$614,291

JPMorgan Tax Free Money Market Fund — Institutional Shares
100	0.150%	$100

TOTAL INVESTMENT COMPANIES		$614,391

TOTAL INVESTMENTS — 98.8%		$2,597,102,133

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		32,679,913

NET ASSETS — 100.0%		$2,629,782,046

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Pre-refunded security. Maturity date disclosed is pre-refunding date.

(b) Issued with zero coupon. Income is recognized through the accretion of discount.

(c) Variable rate security. Except for floating rate notes, for which the final maturity date is disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2010.

(d) Securities with ‘‘Put’’ features with resetting interest rates. Maturity dates disclosed are the puttable date. Interest rate disclosed is that which is in effect at December 31, 2010.

(e) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $10,249,673, which represents approximately 0.4% of net assets as of December 31, 2010.

(f) Inverse variable rate security. Interest rate disclosed is that which is in effect at December 31, 2010.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AGM	—	Insured by Assured Guaranty Municipal Corp.
AGM-CR	—	Insured by Assured Guaranty Municipal Corp. — Insured Custodial Receipts
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
ASSURED GTY	—	Insured by Assured Guaranty
BANS	—	Bond Anticipation Notes
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CIFG	—	CIFC Assurance North America, Inc.
CITY APPROP	—	City Appropriation
CNTY GTD	—	County Guaranteed
COMWLTH GTD	—	Commonwealth Guaranteed
COPS	—	Certificates of Participation
ETM	—	Escrowed to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GO OF AUTH	—	General Obligation of Authority
GO OF CITY	—	General Obligation of City
GO OF CORP	—	General Obligation of Corporation
GO OF UNIV	—	General Obligation of University
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MUN GOVT GTD	—	Municipal Government Guaranteed
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
NATL-RE FGIC	—	National Public Finance Guarantee Corp.
Re-insures Financial Guaranty Insurance Co.
NATL-RE-IBC	—	Insured by National Public Finance Guarantee
Corp. — Insured Bond Certificates
NR	—	Not Rated
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Radian	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
RMKT	—	Remarketed
SCH BD GTY	—	School Bond Guaranty
SCH BD RES FD	—	School Bond Reserve Fund
SCSDE	—	South Carolina State Department of Education
SD CRED PROG	—	School District Credit Program
ST AID DIR DEP	—	State Aid Direct Deposit
ST AID WITHHLDG	—	State Aid Withholding
TCRS	—	Transferable Custodial Receipts
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.
XLCA-ICR	—	Insured by XL Capital Assurance, Inc. — Insured
Custodial Receipts

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At December 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,587,009,150

Gross unrealized gain	25,711,012
Gross unrealized loss	(15,618,029)

Net unrealized security gain	$10,092,983

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L. P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of December 31, 2010:
High Yield Municipal

	Level 1	Level 2	Level 3

Assets
Municipal Debt Obligations	$—	$3,272,922,277	$715
Common Stock and/or Other Equity Investments	180,017	—	—
Short-term Investments	1,644,950	54,769,000	—
Derivatives	—	300,037	—

Total	$1,824,967	$3,327,991,314	$715

     The following is reconciliation of Level 3 investments in the High Yield Municipal Fund for the period ended December 31, 2010:

Level 3	Municipal Debt Obligations

Beginning Balance as of April 1, 2010	$552,016
Realized gains (loss)	—
Unrealized gain (loss) relating to instruments still held at reporting date	(476,645)
Net purchases (sales)	(74,656)
Net transfers in and/or out of Level 3	—

Ending Balance as of December 31, 2010	$715

Municipal Income

	Level 1	Level 2	Level 3

Assets
Municipal Debt Obligations	$—	$610,948,000	$—
Short-term Investments	281,024	8,100,000	—

Total	$281,024	$619,048,000	$—

Short Duration Tax-Free

	Level 1	Level 2	Level 3

Assets
Municipal Debt Obligations	$—	$2,586,487,742	$—
Short-term Investments	614,391	10,000,000	—

Total	$614,391	$2,596,487,742	$—

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations.
     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
     The Funds invest in the following type of swaps:
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Funds sell protection through a credit default swap, the Funds could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, the Funds, as sellers of credit

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Funds may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Funds are entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     The Funds’ credit default swaps are disclosed in the Additional Investment Information section of the Schedules of Investments. The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     The following table sets forth, by certain risk types, the gross value of the High Yield Municipal Fund’s derivative contracts for trading activities as of December 31, 2010. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Risk	Assets

Credit	$300,037

Inverse Floaters — The Funds may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floaters is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized, but not yet issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts. The Funds may dispose of or renegotiate these contracts after they have been entered into and may sell these securities before they are delivered, which may result in a capital gain or loss.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, industry or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 25, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	February 25, 2011

* Print the name and title of each signing officer under his or her signature.